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UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-06260

Quaker Investment Trust
(Exact name of registrant as specified in charter)
309 Technology Drive, Malvern, PA 19355
(Address of principal executive offices) (Zip code)
Citco Mutual Fund Services, Inc.
83 General Warren Blvd., Ste. 200, Malvern, PA 19355

(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-220-8888

Date of fiscal year end: 06/30/2006
Date of reporting period: 12/31/2005

ITEM 1. REPORTS TO SHAREHOLDERS
The following is a copy of the Semi-Annual Report to Shareholders for the period ended December 31, 2005, pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

SEMI-ANNUAL REPORT | December 31, 2005

GROWTH FUNDS

BLENDED FUNDS

Quaker Small-Cap Trend Fund

VALUE FUNDS

FIXED INCOME FUNDS

Quaker Fixed Income Fund

QUAKER® FUNDS

Quaker Fixed Income Fund FIXED INCOME FUNDS Quaker Mid-Cap Value Fund VALUE FUNDS BLENDED FUNDS Quaker Core Equity Fund GROWTH FUNDS SEMI-ANNUAL REPORT Geewax Terker Core Value Fund Quaker Small-Cap Value Fund Quaker Small-Cap Trend Fund Quaker Biotech Pharma-Healthcare Fund Quaker Capital Opportunities Fund Quaker Small-Cap Growth Fund Quaker Strategic Growth Fund December 31, 2005

Chairman’s Letter to the Shareholders
      Dear Fellow Shareholders:
      Two Thousand and Five finished the year with value stocks leading growth stocks once again. Market gains were held in check by rising inflation and interest rates. The stock market disappointed index investors this year as the S&P 500 delivered a moderate gain of only 4.91%. Bond investors have benefited from exposure to quality fixed income securities, as the Lehman Brothers Intermediate Aggregate Index was 2.01% for the year.
      Despite small returns for the broad market, actively managed portfolios have done well this year and Quaker Funds investors have been rewarded for their choices. All of the Quaker Funds finished 2005 delivering positive returns. All share classes of Quaker Strategic Growth, Small-Cap Growth, Capital Opportunities, Small-Cap Value, Geewax Terker Core Value Funds delivered returns surpassing their benchmarks. Class A shares and Institutional Class shares of the Fixed Income Fund also outperformed the Fund’s benchmark.
      Our success at the Quaker Funds is dependent on many factors: our money managers, the financial advisors who recommend our funds and our clients. We ended calendar year 2005 with more than $1 billion in assets under management, a 50.5% increase over 2004. We thank you for placing your trust in us. We pledge to continue to earn your trust by searching the market place for the best institutional, entrepreneurial asset managers in the industry.
Sincerely,
David K. Downes
Chairman

Performance Update
Quaker Strategic Growth Fund (QUAGX, QAGBX, QAGCX, QAGIX)
Objectives and Principal Strategies
      The Fund seeks to provide shareholders with long-term capital growth. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. The Fund invests primarily in equity securities of domestic U.S. companies which the Fund’s sub-adviser believes show a high probability for superior growth.

SUB-ADVISER:
DG Capital Management

TOTAL NET ASSETS AS OF DECEMBER 31, 2005:
$839,765,492

Top Ten Holdings** (% of net assets)

General Dynamics Corp.	2.33%
GlobalSantaFe Corp.	2.32%
Union Pacific Corp.	2.32%
Patterson-Uti Energy, Inc.	2.22%
Merrill Lynch & Co., Inc.	2.17%
Weatherford International Ltd.	2.09%
America Movil SA de CV	2.09%
XTO Energy, Inc.	2.07%
CIT Group, Inc.	2.04%
Yahoo, Inc.	2.00%

21.65%

** Excludes Short-Term Investments
Average Annualized Total Return

					Commencement
					of operations
	One Year		Five Year		through 12/31/05

	with	without	with	without	with	without
	sales charge	sales charge	sales charge	sales charge	sales charge	sales charge

Class A (inception date 11/25/1996)	8.13%	14.44%	4.73%	5.92%	18.38%	19.12%

Class B (inception date 08/01/2000)	8.57%	13.57%	4.64%	5.13%	4.13%	4.44%

Class C (inception date 07/11/2000)	12.62%	13.62%	5.14%	5.14%	4.36%	4.36%

Class I (inception date 07/20/2000)	14.71%	14.71%	6.18%	6.18%	5.14%	5.14%

S&P 500 Total Return Index*	n/a	4.91%	n/a	0.54%	n/a	7.31%

*	The benchmark since inception returns are calculated since commencement of November 25, 1996 through December 31, 2005.
      Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains.
      The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.
      The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.
      The S&P 500 Total Return Index is a capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
2  2005 SEMI-ANNUAL REPORT

Quaker Core Equity Fund (QUCEX, QCEBX, QCECX, QCEIX)
Objectives and Principal Strategies
      The Fund seeks to provide shareholders with long-term capital growth. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. The Fund invests primarily in equity securities of domestic U.S. companies with large market capitalizations which the sub-adviser believes have strong fundamentals, increasing sales and earnings, a conservative balance sheet and reasonable expectations of continued earnings increases.

SUB-ADVISER:
Geewax, Terker & Co.

TOTAL NET ASSETS AS OF DECEMBER 31, 2005:
$11,797,786

Top Ten Holdings* (% of net assets)

General Electric Co.	5.86%
Burlington Northern Santa Fe Corp.	4.86%
Rockwell Automation, Inc.	4.81%
Procter & Gamble Co.	4.61%
Microsoft Corp.	4.09%
Darden Restaurants, Inc.	3.33%
Norfolk Southern Corp.	2.89%
PetroChina Co. Ltd.	2.68%
CSX Corp.	2.67%
Halliburton Co.	2.47%

38.27%

* Excludes Short-Term Investments
Average Annualized Total Return

					Commencement
					of operations
	One Year		Five Year		through 12/31/05

	with	without	with	without	with	without
	sales charge	sales charge	sales charge	sales charge	sales charge	sales charge

Class A (inception date 11/25/1996)	(2.89)%	2.80%	(4.76)%	(3.67)%	2.38%	3.02%

Class B (inception date 11/14/2000)	(2.98)%	2.02%	(4.98)%	(4.40)%	(7.09)%	(6.73)%

Class C (inception date 06/30/2000)	1.03%	2.03%	(4.39)%	(4.39)%	(8.96)%	(8.96)%

Class I (inception date 07/14/2000)	3.11%	3.11%	(3.42)%	(3.42)%	(9.42)%	(9.42)%

Russell 1000 Growth Index**	n/a	5.26%	n/a	(3.58)%	n/a	4.78%

**	The benchmark since inception returns are calculated since commencement of November 25, 1996 through December 31, 2005.
      Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains.
      The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.
      The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.
      The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
2005 SEMI-ANNUAL REPORT   3

Performance Update
Quaker Small-Cap Growth Fund (QSGAX, QSGBX, QSGCX, QSGIX)
Objectives and Principal Strategies
      The Fund seeks long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. The Fund invests primarily in U.S. common stocks with market capitalizations within the range of companies included in the Russell 2000® Growth Index.

SUB-ADVISER:
Geewax, Terker & Co.

TOTAL NET ASSETS AS OF DECEMBER 31, 2005:
$3,574,619

Top Ten Holdings** (% of net assets)

Netgear, Inc.	4.95%
Mobile Mini, Inc.	3.18%
Westinghouse Air Brake Technologies Corp.	3.01%
Boyd Gaming Corp.	2.93%
Pantry, Inc.	2.89%
Intevac, Inc.	2.88%
Wesco International, Inc.	2.86%
Bluegreen Corp.	2.83%
Callon Petroleum Co.	2.81%
PetroChina Company Ltd.	2.61%

30.95%

** Excludes Short-Term Investments
Average Annualized Total Return

					Commencement
					of operations
	One Year		Five Year		through 12/31/05

	with	without	with	without	with	without
	sales charge	sales charge	sales charge	sales charge	sales charge	sales charge

Class A (inception date 6/14/2001)	2.43%	8.37%	n/a	n/a	2.02%	3.31%

Class B (inception date 3/16/2001)	2.40%	7.40%	n/a	n/a	3.71%	4.25%

Class C (inception date 10/17/2001)	6.47%	7.47%	n/a	n/a	6.52%	6.52%

Class I (inception date 09/18/2000)	8.59%	8.59%	1.28%	1.28%	0.69%	0.69%

Russell 2000 Growth Index*	n/a	4.15%	n/a	2.28%	n/a	(1.93)%

*	The benchmark since inception returns are calculated since commencement of September 18, 2000 through December 31, 2005.
      Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains.
      The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.
      The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.
      The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.
4  2005 SEMI-ANNUAL REPORT

Quaker Capital Opportunities Fund (QUKTX, QCOBX, QCOCX)
Objectives and Principal Strategies
      The Fund seeks long-term capital growth. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. The Fund invests primarily in a limited number of securities which the Fund’s sub-adviser believes show a high probability for superior growth.

SUB-ADVISER:
Knott Capital Management

TOTAL NET ASSETS AS OF DECEMBER 31, 2005:
$27,997,715

Top Ten Holdings* (% of net assets)

The St. Joe Co.	5.52%
Cephalon, Inc.	4.97%
Unitedhealth Group, Inc.	4.77%
Sanofi-Aventis ADR	4.31%
Pharmaceutical Products Developments, Inc.	3.98%
Rockwell Automation, Inc.	3.96%
Covance, Inc.	3.90%
Danaher Corp.	3.89%
Diageo PLC ADR	3.85%
Medco Health Solutions, Inc.	3.79%

42.94%

* Excludes Short-Term Investments
Average Annualized Total Return

			Commencement
			of operations
	One Year		through 12/31/05

	with	without	with	without
	sales charge	sales charge	sales charge	sales charge

Class A (inception date 01/31/2002)	3.21%	9.17%	6.59%	8.13%

Class B (inception date 05/02/2002)	3.50%	8.46%	7.50%	8.17%

Class C (inception date 05/02/2002)	7.38%	8.37%	8.14%	8.14%

S&P 500 Total Return Index**	n/a	4.91%	n/a	4.39%

**	The benchmark since inception returns are calculated since commencement of January 31, 2002 through December 31, 2005.
      Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains.
      The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.
      The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.
      The S&P 500 Total Return Index is a capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
2005 SEMI-ANNUAL REPORT   5

Performance Update
Quaker Biotech Pharma-Healthcare Fund (QBPAX, QBPBX, CBPCX)
Objectives and Principal Strategies
      The Fund seeks long-term capital appreciation. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. The Fund invests in stocks of companies that have attractive growth prospects resulting from leading edge product research and development that are engaged in the development, production or distribution of biotechnology, healthcare and pharmaceutical products and services.

SUB-ADVISER:
Sectoral Asset Management, Inc.

TOTAL NET ASSETS AS OF DECEMBER 31, 2005:
$20,062,053

Top Ten Holdings** (% of Net Assets)

Neurocrine Biosciences, Inc.	6.11%
Celgene Corp.	5.75%
Eli Lilly & Co.	5.08%
Bristol Myers Squibb Co.	5.04%
Pfizer, Inc.	4.77%
Onyx Pharmaceuticals, Inc.	4.31%
MGI Pharma, Inc.	4.11%
Amylin Pharmaceuticals, Inc.	3.89%
InterMune, Inc.	3.80%
OSI Pharmaceuticals, Inc.	3.72%

46.58%

** Excludes Short-Term Investments
Average Annualized Total Return

			Commencement
			of operations
	One Year		through 12/31/05

	with	without	with	without
	sales charge	sales charge	sales charge	sales charge

Class A (inception date 10/14/2002)	(4.14)%	1.45%	10.55%	12.51%

Class B (inception date 09/23/2002)	(4.32)%	0.68%	10.72%	11.44%

Class C (inception date 11/20/2002)	(0.33)%	0.67%	12.05%	12.05%

Nasdaq Biotech Index*	n/a	2.84%	n/a	19.72%

*	The benchmark since inception returns are calculated since commencement of September 23, 2002 through December 31, 2005.
      Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains.
      The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.
      The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.
      The NASDAQ Biotechnology Index is a widely recognized, unmanaged index. It contains companies primarily engaged in using biomedical research for the discovery or development of novel treatments or cures for human disease which also meet other eligibility criteria. The NASDAQ Biotechnology Index is calculated under a modified capitalization-weighted methodology.
6  2005 SEMI-ANNUAL REPORT

Quaker Small-Cap Trend Fund (QSTAX, QSTCX, QSTIX)
Objectives and Principal Strategies
      The Fund seeks to provide shareholders with long-term capital growth. The Fund invests primarily in equity securities of U.S. small-capitalization companies (firms that are within or below the capitalization range of the S&P Small Cap 600 Index or Russell 2000® Index.

SUB-ADVISER:
TrendStar Advisors, LLC

TOTAL NET ASSETS AS OF DECEMBER 31, 2005:
$4,317,002

Top Ten Holdings* (% of Net Assets)

Plexus Corp.	2.95%
WCI Communities, Inc.	2.92%
Benchmark Electronics, Inc.	2.73%
Performance Food Group Co.	2.63%
Ethan Allen Interiors, Inc.	2.62%
ICU Medical, Inc.	2.59%
Zoll Medical Corp.	2.57%
Cabot Microelectronics Corp.	2.51%
PolyMedica Corp.	2.48%
Mercury Computer Systems, Inc.	2.39%

26.39%

* Excludes Short-Term Investments
Average Annualized Total Return

			Commencement of
			operations through
	One Year		12/31/05

	with	without	with	without
	sales charge	sales charge	sales charge	sales charge

Class A (inception date 02/17/2004)	(1.47)%	4.26%	2.78%	5.93%

Class C (inception date 02/17/2004)	2.36%	3.35%	4.95%	4.95%

Class I (inception date 02/17/2004)	4.17%	4.17%	5.82%	5.82%

Russell 2000 Index**	n/a	4.55%	n/a	8.14%

**	The benchmark since inception returns are calculated since commencement of February 17, 2004 through December 31, 2005.
      Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains.
      The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.
      The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.
      The Russell 2000 Index is a widely recognized unmanaged index comprised of the smallest 2000 companies represented in the Russell 3000 Index. The Index currently represents approximately 8% of the market capitalization of the Russell 3000 Index, with a market capitalization range from $128 million to $1.3 billion.
2005 SEMI-ANNUAL REPORT   7

Performance Update
Quaker Mid-Cap Value Fund (QMCVX, QMCBX, QMCCX, QMVIX)
Objectives and Principal Strategies
      The Fund seeks to provide shareholders with long-term capital growth. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. The Fund invests primarily in common stocks or securities convertible into common stocks of companies with market capitalizations similar to the market capitalization of the companies included in the Russell® MidCap Value Index.

SUB-ADVISER:
Global Capital Management, Inc.

TOTAL NET ASSETS AS OF DECEMBER 31, 2005:
$45,222,854

Top Ten Holdings** (% of Net Assets)

PACCAR, Inc.	3.52%
W.R. Berkley Corp.	3.42%
Protective Life Corp.	3.41%
Armor Holdings, Inc.	3.30%
Affiliated Computer Services, Inc.	3.18%
Yellow Roadway Corp.	3.16%
Zions Bancorp	3.14%
Tellabs, Inc.	3.13%
Oshkosh Truck Corp.	3.06%
Biovail Corp.	3.04%

32.36%

** Excludes Short-Term Investments
Average Annualized Total Return

					Commencement
					of operations
	One Year		Five Year		through 12/31/05

	with	without	with	without	with	without
	sales charge	sales charge	sales charge	sales charge	sales charge	sales charge

Class A (inception date 12/31/1997)	(0.19)%	5.62%	13.20%	14.49%	9.24%	10.01%

Class B (inception date 01/05/2001)	0.30%	4.80%	n/a	n/a	13.87%	14.22%

Class C (inception date 07/31/2000)	3.90%	4.79%	13.61%	13.61%	13.75%	13.75%

Class I (inception date 11/21/2000)	5.88%	5.88%	14.79%	14.79%	15.68%	15.68%

Russell Midcap Value Index*	n/a	12.65%	n/a	12.21%	n/a	10.51%

*	The benchmark since inception returns are calculated since commencement of December 31, 1997 through December 31, 2005.
      Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains.
      The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.
      The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.
      The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.
8  2005 SEMI-ANNUAL REPORT

Quaker Small-Cap Value Fund (QUSVX, QSVBX, QSVCX, QSVIX)
Objectives and Principal Strategies
      The Fund seeks to provide shareholders with long-term capital growth. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. The Fund invests primarily in equity securities of domestic U.S. companies with market capitalizations similar to the market capitalizations of companies included in the Russell 2000® Index and Russell 2500® Index.

SUB-ADVISER:
Aronson+Johnson+Ortiz, LP

TOTAL NET ASSETS AS OF DECEMBER 31, 2005:
$67,935,230

Top Ten Holdings*

King Pharmaceuticals, Inc.	0.95%
Eagle Materials, Inc.	0.94%
Alpharma, Inc.	0.94%
Global Payments, Inc.	0.92%
Abercrombie & Fitch Co.	0.90%
Reliance Steel and Aluminum Co.	0.90%
Beazer Homes USA, Inc.	0.89%
DST Systems, Inc.	0.86%
Timken Co.	0.86%
Radian Group, Inc.	0.86%

9.02%

* Excludes Short-Term Investments
Average Annualized Total Return

					Commencement of
					operations
	One Year		Five Year		through 12/31/05

	with	without	with	without	with	without
	sales charge	sales charge	sales charge	sales charge	sales charge	sales charge

Class A (inception date 11/25/1996)	3.88%	9.91%	11.81%	13.08%	13.19%	13.89%

Class B (inception date 11/14/2000)	4.44%	9.11%	11.89%	12.27%	13.00%	13.24%

Class C (inception date 07/28/2000)	8.19%	9.12%	12.26%	12.26%	14.36%	14.36%

Class I (inception date 09/12/2000)	10.20%	10.20%	13.36%	13.36%	13.45%	13.45%

Russell 2000 Index**	n/a	4.55%	n/a	8.22%	n/a	8.76%

**	The benchmark since inception returns are calculated since commencement of November 25, 1996 through December 31, 2005.
      Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains.
      The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.
      The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.
      The Russell 2000 Index is a widely recognized unmanaged index comprised of the smallest 2000 companies represented in the Russell 3000 Index. The Index currently represents approximately 8% of the market capitalization of the Russell 3000 Index, with a market capitalization range from $128 million to $1.3 billion.
2005 SEMI-ANNUAL REPORT   9

Performance Update
Geewax Terker Core Value Fund (QUGTX)
Objectives and Principal Strategies
      The Fund seeks to achieve long-term capital appreciation through the prudent investment of securities issued by companies considered by the sub-adviser to be “value” oriented companies. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective.

SUB-ADVISER:
Geewax, Terker & Co.

TOTAL NET ASSETS AS OF DECEMBER 31, 2005:
$2,155,316

Top Ten Holdings** (% of Net Assets)

Lehman Brothers Holdings, Inc.	4.46%
Harsco Corp.	4.39%
Goldman Sachs Group, Inc.	4.15%
General Electric Co.	3.90%
ING Groep NV	3.88%
Wal-Mart de Mexico SA de CV	3.86%
Fisher Scientific International, Inc.	3.82%
Global Payments, Inc.	3.24%
BHP Billiton Ltd.	3.10%
Peabody Energy Corp.	3.06%

37.86%

** Excludes Short-Term Investments
Average Annualized Total Return

			Commencement
			of operations
	One Year		through 12/31/05

	with	without	with	without
	sales charge	sales charge	sales charge	sales charge

Class A (inception date 03/26/2002)	5.62%	11.77%	8.49%	10.13%

Russell 1000 Value Index*	n/a	7.05%	n/a	7.80%

*	The benchmark since inception returns are calculated since commencement of March 26, 2002 through December 31, 2005.
      Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains.
      The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.
      The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.
      Russell 1000 Value Index is a widely recognized unmanaged index of 1000 companies in the U.S. It is generally considered to represent 90% of the publicly traded companies as measured by market capitalization. The Russell 1000 Value Index measures the performance of those companies with lower price-to-book ratios and lower forecasted growth values.
10  2005 SEMI-ANNUAL REPORT

Quaker Fixed Income Fund (QUFIX, QFIBX, QFICX, QFIIX)
Objectives and Principal Strategies
      The Fund seeks to generate current income, preserve capital and maximize total returns through active management of investment grade fixed income securities. Total return is derived by combining the total changes in the principal value of all the Fund’s investments with the total dividends and interest paid to the Fund.

ADVISER:
Quaker Funds, Inc.

TOTAL NET ASSETS AS OF DECEMBER 31, 2005:
$4,814,590

Top Ten Holdings* (% of net assets)

Fannie Mae Series 2003-33 LD, 4.25%, 09/01/2022	9.82%
CS First Boston Mortgage Securities Corp. Series 2002-1, 7.50%, 05/25/2032	9.39%
U.S. Treasury Note, 5.375%, 02/15/2031	6.65%
Freddie Mac Series 2876, 5.50%, 10/15/2034	6.22%
Freddie Mac Series 2833, 5.50%, 12/15/2031	5.87%
Fannie Mae Series 2002-93 Class CB, 5.25%, 10/25/2030	5.15%
FHLB, 3.85%, 10/06/2008	5.07%
Freddie Mac Series MTN, 3.63%, 05/09/2008	5.06%
FHLB, 4.80%, 10/20/2008	4.13%
FHLB, 4.25%, 08/11/2008	4.09%

61.45%

* Excludes Short-Term Investments
Average Annualized Total Return

					Commencement
					of operations
	One Year		Five Year		through 12/31/05

	with	without	with	without	with	without
	sales charge	sales charge	sales charge	sales charge	sales charge	sales charge

Class A (inception date 11/25/1996)	(2.01)%	2.33%	2.69%	3.59%	3.80%	4.29%

Class B (inception date 04/05/2001)	(3.41)%	1.45%	n/a	n/a	1.64%	2.16%

Class C (inception date 01/16/2001)	0.50%	1.47%	n/a	n/a	2.66%	2.66%

Class I (inception date 04/16/2001)	2.59%	2.59%	n/a	n/a	3.37%	3.37%

Lehman Brothers U.S. Intermediate Aggregate Index**	n/a	2.01%	n/a	5.50%	n/a	6.00%

**	The benchmark since inception returns are calculated since commencement of November 25, 1996 through December 31, 2005.
      Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Total return includes reinvestment of dividends and capital gains.
      The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.
      The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.
      The Lehman Brothers U.S. Intermediate Aggregate Index is a comprehensive benchmark that measures the performance of intermediate maturity range (from 1 year up to, but not including, 10 years) of U.S. domestic, taxable, investment grade fixed rate government and corporate securities, mortgage pass-through securities, and asset-backed securities.
2005 SEMI-ANNUAL REPORT   11

Expense Information
      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the (six-month) period and held for the entire period July 1, 2005 through December 31, 2005.
Actual Expenses
       The first section of each table below provides information about actual account values and actual expenses for each of the Funds. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For
Comparison Purposes
       The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account	Annualized Expense	Ending Account	Expenses Paid
		Value 07/01/05	Ratio For the Period	Value 12/31/05	During the Period*
Quaker Strategic Growth Fund

Actual return based on actual return of:
Class A	10.93%	$1,000.00	1.87%	$1,109.30	$9.94
Class B	10.44%	1,000.00	2.62%	1,104.40	13.90
Class C	10.48%	1,000.00	2.62%	1,104.80	13.90
Class I	11.02%	1,000.00	1.62%	1,110.20	8.62

Hypothetical return based on assumed 5% return
Class A		1,000.00	1.87%	1,015.80	9.50
Class B		1,000.00	2.62%	1,012.00	13.29
Class C		1,000.00	2.62%	1,012.00	13.29
Class I		1,000.00	1.62%	1,017.00	8.24

Quaker Core Equity Fund

Actual return based on actual return of:
Class A	5.31%	1,000.00	1.73%	1,053.10	8.95
Class B	4.86%	1,000.00	2.48%	1,048.60	12.81
Class C	4.90%	1,000.00	2.48%	1,049.00	12.81
Class I	5.45%	1,000.00	1.48%	1,054.50	7.66

Hypothetical return based on assumed 5% return
Class A		1,000.00	1.73%	1,016.50	8.79
Class B		1,000.00	2.48%	1,012.70	12.58
Class C		1,000.00	2.48%	1,012.70	12.58
Class I		1,000.00	1.48%	1,017.70	7.53

12  2005 SEMI-ANNUAL REPORT

		Beginning Account	Annualized Expense	Ending Account	Expenses Paid
		Value 07/01/05	Ratio For the Period	Value 12/31/05	During the Period*
Quaker Small-Cap Growth Fund

Actual return based on actual return of:
Class A	6.21%	$1,000.00	1.68%	$1,062.10	$8.73
Class B	5.77%	1,000.00	2.43%	1,057.70	12.60
Class C	5.84%	1,000.00	2.43%	1,058.40	12.61
Class I	6.36%	1,000.00	1.43%	1,063.60	7.44

Hypothetical return based on assumed 5% return
Class A		1,000.00	1.68%	1,016.70	8.54
Class B		1,000.00	2.43%	1,013.00	12.33
Class C		1,000.00	2.43%	1,013.00	12.33
Class I		1,000.00	1.43%	1,018.00	7.27

Quaker Capital Opportunities Fund

Actual return based on actual return of:
Class A	7.05%	1,000.00	1.71%	1,070.50	8.92
Class B	6.70%	1,000.00	2.46%	1,067.00	12.82
Class C	6.61%	1,000.00	2.46%	1,066.10	12.81

Hypothetical return based on assumed 5% return
Class A		1,000.00	1.71%	1,016.60	8.69
Class B		1,000.00	2.46%	1,012.80	12.48
Class C		1,000.00	2.46%	1,012.80	12.48

Quaker Biotech Pharma-Healthcare Fund

Actual return based on actual return of:
Class A	4.59%	1,000.00	2.14%	1,045.90	11.04
Class B	4.19%	1,000.00	2.89%	1,041.90	14.87
Class C	4.18%	1,000.00	2.89%	1,041.80	14.87

Hypothetical return based on assumed 5% return
Class A		1,000.00	2.14%	1,014.40	10.87
Class B		1,000.00	2.89%	1,010.60	14.65
Class C		1,000.00	2.89%	1,010.60	14.65

Quaker Small-Cap Trend Fund

Actual return based on actual return of:
Class A	2.53%	1,000.00	1.92%	1,025.30	9.80
Class C	2.19%	1,000.00	2.67%	1,021.90	13.61
Class I	2.63%	1,000.00	1.67%	1,026.30	8.53

Hypothetical return based on assumed 5% return
Class A		1,000.00	1.92%	1,015.50	9.75
Class C		1,000.00	2.67%	1,011.70	13.54
Class I		1,000.00	1.67%	1,016.80	8.49

Quaker Mid-Cap Value Fund

Actual return based on actual return of:
Class A	6.64%	1,000.00	1.57%	1,066.40	8.18
Class B	6.23%	1,000.00	2.32%	1,062.30	12.06
Class C	6.18%	1,000.00	2.32%	1,061.80	12.06
Class I	6.75%	1,000.00	1.32%	1,067.50	6.88

2005 SEMI-ANNUAL REPORT   13

Expense Information

		Beginning Account	Annualized Expense	Ending Account	Expenses Paid
		Value 07/01/05	Ratio For the Period	Value 12/31/05	During the Period*
Quaker Mid-Cap Value Fund (Continued)

Hypothetical return based on assumed 5% return
Class A		$1,000.00	1.57%	$1,017.30	$7.98
Class B		1,000.00	2.32%	1,013.50	11.77
Class C		1,000.00	2.32%	1,013.50	11.77
Class I		1,000.00	1.32%	1,018.60	6.72

Quaker Small-Cap Value Fund

Actual return based on actual return of:
Class A	8.38%	1,000.00	1.73%	1,083.80	9.09
Class B	8.00%	1,000.00	2.48%	1,080.00	13.00
Class C	7.98%	1,000.00	2.48%	1,079.80	13.00
Class I	8.58%	1,000.00	1.48%	1,085.80	7.78

Hypothetical return based on assumed 5% return
Class A		1,000.00	1.73%	1,016.50	8.79
Class B		1,000.00	2.48%	1,012.70	12.58
Class C		1,000.00	2.48%	1,012.70	12.58
Class I		1,000.00	1.48%	1,017.70	7.53

Geewax Terker Core Value Fund

Actual return based on actual return of:
Class A	11.68%	1,000.00	0.75%	1,116.80	4.00

Hypothetical return based on assumed 5% return
Class A		1,000.00	0.75%	1,021.40	3.82

Quaker Fixed Income Fund

Actual return based on actual return of:
Class A	0.10%	1,000.00	1.09%	1,001.00	5.50
Class B	(0.29)%	1,000.00	1.84%	997.10	9.26
Class C	(0.38)%	1,000.00	1.84%	996.20	9.26
Class I	0.21%	1,000.00	0.84%	1,002.10	4.24

Hypothetical return based on assumed 5% return
Class A		1,000.00	1.09%	1,019.70	5.55
Class B		1,000.00	1.84%	1,015.90	9.35
Class C		1,000.00	1.84%	1,015.90	9.35
Class I		1,000.00	0.84%	1,021.00	4.28

*	Expenses are equal to the Funds’ annualized six-month expense ratios (excluding reimbursements) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184) divided by 365 to reflect the one-half year period.
14  2005 SEMI-ANNUAL REPORT

Schedule of Investments
Quaker Strategic Growth Fund
December 31, 2005 (Unaudited)

	Number	Market
	of Shares	Value
Common Stocks — 84.21%

Basic Materials — 11.49%
Chemicals — 1.01%
Mosaic Co.(a)	577,200	$8,444,436

Iron & Steel Production — 1.03%
Nucor Corp.	130,000	8,673,600

Mining — 9.45%
BHP Billiton Ltd. ADR	386,943	12,931,635
Cameco Corp.	129,100	8,183,649
Freeport McMoRan Copper & Gold, Inc.	239,500	12,885,100
Inco Ltd.	364,000	15,859,480
Phelps Dodge Corp.	102,800	14,789,836
Rio Tinto PLC ADR	80,500	14,714,595

		79,364,295

Total Basic Materials (Cost $83,742,752)		96,482,331

Communications — 8.46%
Internet Software & Services — 3.69%
eBay, Inc.(a)	328,100	14,190,325
Yahoo, Inc.(a)	429,400	16,823,892

		31,014,217

Telecommunications — 4.77%
America Movil SA de CV ADR	598,800	17,520,888
NII Holdings, Inc.(a)	238,330	10,410,255
Qualcomm, Inc.	281,700	12,135,636

		40,066,779

Total Communications (Cost $61,759,478)		71,080,996

Consumer, Cyclical — 1.08%
Retail — 1.08%
Pacific Sunwear of California, Inc.(a)	363,100	9,048,452

Total Consumer, Cyclical (Cost $8,562,292)		9,048,452

Energy — 21.34%
Oil & Gas — 21.34%
Apache Corp.	233,700	16,013,124
Canadian Natural Resources Ltd. ADR	33,600	1,667,232
Cimarex Energy Co.	368,400	15,844,884
Devon Energy Corp.	168,700	10,550,498
Diamond Offshore Drilling, Inc.	181,200	12,604,272
GlobalSantaFe Corp.	405,400	19,520,010
Helmerich & Payne, Inc.	139,300	8,624,063
Nabors Industries Ltd.(a)	169,500	12,839,625
Patterson-Uti Energy, Inc.	565,000	18,616,750
Pioneer Natural Resources Co.	189,400	9,710,538
Pogo Producing Co.	164,100	8,173,821
Warren Resources, Inc.(a)	642,715	10,167,751
Weatherford International Ltd.(a)	484,800	17,549,760
XTO Energy, Inc.	395,100	17,360,694

Total Energy (Cost $143,331,822)		179,243,022

Financial — 17.60%
Banks — 1.63%
Mellon Financial Corp.	398,500	13,648,625

Financial Services — 10.51%
Bear Stearns Cos., Inc.	115,600	13,355,268
CIT Group, Inc.	330,900	17,134,002
Federal Home Loan Mortgage Corp.	207,800	13,579,730
Goldman Sachs Group, Inc.	115,600	14,763,276
Merrill Lynch & Co., Inc.	268,900	18,212,597
Sanders Morris Harris Group	683,900	11,209,121

		88,253,994

Insurance — 5.46%
American International Group, Inc.	246,300	16,805,049
Chubb Corp.	131,800	12,870,270
St. Paul Travelers Cos., Inc.	362,300	16,183,941

		45,859,260

Total Financial (Cost $131,776,873)		147,761,879

Healthcare — 6.14%
Healthcare — Services — 5.03%
Coventry Health Care, Inc.(a)	291,250	16,589,600
Pediatrix Medical Group, Inc.(a)	182,300	16,146,311
WellPoint, Inc.(a)	119,300	9,518,947

		42,254,858

Pharmaceuticals — 1.11%
Wyeth	202,200	9,315,354

Total Healthcare (Cost $41,223,336)		51,570,212

Industrial — 14.62%
Aerospace & Defense — 6.03%
General Dynamics Corp.	171,300	19,536,765
Lockheed Martin Corp.	226,400	14,405,832
Raytheon Co.	415,700	16,690,355

		50,632,952

Environmental Control — 1.54%
American Ecology Corp.	892,995	12,885,918

Miscellaneous Manufacturing — 2.78%
Honeywell International, Inc.	221,400	8,247,150
Ingersoll-Rand Co.	374,700	15,126,639

		23,373,789

2005 SEMI-ANNUAL REPORT   15

Schedule of Investments
Quaker Strategic Growth Fund
December 31, 2005 (Unaudited)

	Number	Market
	of Shares	Value
Common Stocks (Continued)

Transportation — 4.27%
Burlington Northern Santa Fe Corp.	231,100	$16,366,502
Union Pacific Corp.	242,000	19,483,420

		35,849,922

Total Industrial (Cost $110,321,297)		122,742,581

Technology — 1.10%
Computer Software & Services — 0.62%
Nestor, Inc.(a)	898,100	5,199,999

Semiconductors — 0.48%
Teradyne, Inc.(a)	278,700	4,060,659

Total Technology (Cost $8,211,036)		9,260,658

Utilities — 2.38%
Electric — 2.38%
AES Corp.(a)	339,100	5,367,953
Allegheny Energy, Inc.(a)	461,700	14,612,805

Total Utilities (Cost $13,705,459)		19,980,758

Total Common Stocks (Cost $602,634,345)		707,170,889

Preferred Stocks — 0.34%

Consumer, Non-cyclical — 0.34%
Household Products — 0.34%
Ronco Corp.(a)(b)	760,000	2,865,200

Total Consumer, Non-cyclical (Cost $2,865,200)		2,865,200

Total Preferred Stocks (Cost $2,865,200)		2,865,200

Short Term Investments — 11.11%

Money Market Funds — 11.11%
Merrill Lynch Master EBP Repo Money Market Fund	24,615,970	$24,615,970
Reserve Primary Fund	37,457,340	37,457,340
Reserve U.S. Government Fund	31,220,524	31,220,524

Total Short Term Investments (Cost $93,293,834)		93,293,834

Total Investments (Cost $698,793,379) — 95.66%		803,329,923

Other Assets in Excess of Liabilities, Net 4.34%		36,435,569

Total Net Assets — 100.00%		$839,765,492

Schedule of Securities Sold Short
Common Stocks — 0.99%

Affymetrix, Inc.(a)	54,900	$2,621,475
Mercury Interactive Corp.(a)	203,500	5,655,265

Total Common Stocks (Proceeds $8,346,099)		8,276,740

Total Securities Sold Short (Proceeds $8,346,099)		$8,276,740

ADR American Depository Receipt
(a) Non-income producing security
(b) Restricted security acquired on June 24, 2005 at a cost of $2,865,200. Since market quotations are not readily available for this security, it was valued at fair value as determined by the Adviser using procedures approved by the Board of Trustees. The total fair value of such securities at December 31, 2005 is $2,865,200, which represents 0.34% of total net assets.
16  2005 SEMI-ANNUAL REPORT

Schedule of Investments
Quaker Core Equity Fund
December 31, 2005 (Unaudited)

	Number	Market
	of Shares	Value
Common Stocks — 95.48%

Basic Materials — 2.27%
Mining — 2.27%
BHP Billiton Ltd. ADR	8,000	$267,360

Total Basic Materials (Cost $264,245)		267,360

Communications — 1.30%
Advertising — 1.12%
Ventiv Health, Inc.(a)	5,600	132,272

Internet Software & Services — 0.18%
Vasco Data Security International, Inc.(a)	2,100	20,706

Total Communications (Cost $159,068)		152,978

Consumer, Cyclical — 17.27%
Lodging — 1.35%
Boyd Gaming Corp.	2,500	119,150
Station Casinos, Inc.	600	40,680

		159,830

Retail — 15.92%
America’s Car-Mart, Inc.(a)	4,200	69,384
Cash America International, Inc.	5,150	119,428
Claire’s Stores, Inc.	7,390	215,936
CVS Corp.	9,100	240,422
Darden Restaurants, Inc.	10,100	392,688
Dollar Tree Stores, Inc.(a)	2,000	47,880
Lowe’s Companies, Inc.	3,250	216,645
Staples, Inc.	3,600	81,756
Target Corp.	3,700	203,389
Wal-Mart de Mexico SA de CV ADR	1,530	84,859
Wal-Mart Stores, Inc.	4,395	205,686

		1,878,073

Total Consumer, Cyclical (Cost $1,862,337)		2,037,903

Consumer, Non-cyclical — 10.40%
Commercial Services — 2.18%
Aaron Rents, Inc.	5,000	105,400
Apollo Group, Inc.(a)	2,500	151,150

		256,550

Cosmetics & Toiletries — 4.61%
Procter & Gamble Co.	9,400	544,072

Food & Beverages — 2.18%
PepsiCo, Inc.	4,360	257,589

Household Products — 1.43%
Jarden Corp.(a)	5,595	168,689

Total Consumer, Non-cyclical (Cost $1,196,003)		1,226,900

Energy — 10.29%
Oil & Gas — 10.29%
Apache Corp.	1,800	123,336
Callon Petroleum Co.(a)	4,500	79,425
Edge Petroleum Corp.(a)	3,700	92,167
Halliburton Co.	4,700	291,212
KCS Energy, Inc.(a)	3,500	84,770
PetroChina Company Ltd. ADR	3,860	316,366
Valero Energy Corp.	4,400	227,040

Total Energy (Cost $845,609)		1,214,316

Financial — 4.90%
Banks — 0.72%
Barclays PLC	2,000	84,160

Insurance — 1.18%
Prudential Financial, Inc.	1,900	139,061

Investment Companies — 0.91%
Apollo Investment Corp.	6,000	107,580

Real Estate — 2.09%
Capital Trust, Inc.	2,400	70,272
CB Richard Ellis Group, Inc.(a)	3,000	176,550

		246,822

Total Financial (Cost $500,704)		577,623

Healthcare — 7.17%
Biotechnology — 1.68%
Millipore Corp.(a)	3,000	198,120

Healthcare — Products — 1.89%
Johnson & Johnson	3,700	222,370

Healthcare — Services — 0.96%
Aetna, Inc.	1,200	113,172

Pharmaceuticals — 2.64%
KOS Pharmaceuticals, Inc.(a)	3,900	201,747
Novartis AG ADR	2,100	110,208

		311,955

Total Healthcare (Cost $874,196)		845,617

Industrial — 32.15%
Aerospace & Defense — 0.75%
Raytheon Co.	2,200	88,330

Electronics — 1.41%
Fisher Scientific International, Inc.(a)	2,700	167,022

Environmental Control — 0.56%
Clean Harbors, Inc.(a)	2,300	66,263

The accompanying notes are an integral part of the financial statements.

2005 SEMI-ANNUAL REPORT   17

Schedule of Investments
Quaker Core Equity Fund
December 31, 2005 (Unaudited)

	Number	Market
	of Shares	Value
Common Stocks (Continued)

Machinery — Diversified — 5.16%
Rockwell Automation, Inc.	9,600	$567,936
Westinghouse Air Brake Technologies Corp.	1,500	40,350

		608,286

Miscellaneous Manufacturing — 13.18%
3M Co.	1,500	116,250
Dover Corp.	4,300	174,107
General Electric Co.	19,740	691,887
Harsco Corp.	3,600	243,036
Illinois Tool Works, Inc.	2,700	237,573
Textron, Inc.	1,200	92,376

		1,555,229

Transportation — 11.09%
Burlington Northern Santa Fe Corp.	8,100	573,642
CSX Corp.	6,200	314,774
Kirby Corp.(a)	1,520	79,299
Norfolk Southern Corp.	7,600	340,708

		1,308,423

Total Industrial (Cost $3,601,722)		3,793,553

Technology — 9.73%
Computer Software & Services — 6.36%
Avid Technology, Inc.(a)	4,900	268,324
Microsoft Corp.	18,440	482,206

		750,530

Computers — 1.33%
EMC Corp.(a)	11,500	156,630

Semiconductors — 2.04%
Intel Corp.	9,650	240,864

Total Technology (Cost $1,143,607)		1,148,024

Total Common Stocks (Cost $10,447,491)		11,264,274

Equity Funds — 3.68%

Equity Fund — 3.68%
NASDAQ 100 Trust Series I	6,000	242,520
PowerShares ETF Trust Dynamic Biotechnology Genome Portfolio Shares(a)	9,700	167,810
PowerShares ETF Trust Semiconductors Portfolio Shares(a)	1,500	24,645

Total Equity Funds (Cost $432,623)		434,975

Short Term Investments — 0.78%

Money Market Funds — 0.78%
Evergreen Institutional Money Market Fund	91,759	91,759

Total Short Term Investments (Cost $91,759)		91,759

Total Investments (Cost $10,971,873) — 99.94%		11,791,008

Other Assets in Excess of Liabilities, Net — 0.06%		6,778

Total Net Assets — 100.00%		$11,797,786

ADR	American Depository Receipt

(a)	Non-income producing security
18  2005 SEMI-ANNUAL REPORT

Schedule of Investments
Quaker Small-Cap Growth Fund
December 31, 2005 (Unaudited)

	Number	Market
	of Shares	Value
Common Stocks — 95.06%

Basic Materials — 1.06%
Forest Products & Paper — 1.06%
Plum Creek Timber Company, Inc.	500	$18,025
Rayonier, Inc.	500	19,925

Total Basic Materials (Cost $38,376)		37,950

Communications — 10.56%
Advertising — 2.29%
Ventiv Health, Inc.(a)	3,460	81,725

Multimedia — 1.93%
Thomas Nelson, Inc.	2,800	69,020

Telecommunications — 6.34%
Anixter International, Inc.(a)	1,270	49,683
Netgear, Inc.(a)	9,200	177,100

		226,783

Total Communications (Cost $350,229)		377,528

Consumer, Cyclical — 32.80%
Auto Manufacturers — 1.50%
Oshkosh Truck Corp.	1,200	53,508

Distribution & Wholesale — 5.33%
Central European Distribution Corp.(a)	1,270	50,978
Hughes Supply, Inc.	1,040	37,284
Wesco International, Inc.(a)	2,390	102,124

		190,386

Entertainment & Leisure — 4.54%
Bluegreen Corp.(a)	6,400	101,120
Scientific Games Corp.(a)	2,000	54,560
Vail Resorts, Inc.(a)	200	6,606

		162,286

Lodging — 4.93%
Boyd Gaming Corp.	2,200	104,852
Gaylord Entertainment Co.(a)	1,640	71,488

		176,340

Retail — 13.32%
Advance Auto Parts, Inc.(a)	1,000	43,460
American Eagle Outfitters, Inc.	2,940	67,561
America’s Car-Mart, Inc.(a)	2,930	48,404
Cash America International, Inc.	1,830	42,438
CKE Restaurants, Inc.	2,100	28,371
Claire’s Stores, Inc.	950	27,759
Dollar Tree Stores, Inc.(a)	1,000	23,940
Jos A Bank Clothiers, Inc.(a)	380	16,496
Pantry, Inc.(a)	2,200	103,378
Red Robin Gourmet Burgers, Inc.(a)	400	20,384
Wal-Mart de Mexico SA de CV ADR	970	53,799

		475,990

Storage & Warehousing — 3.18%
Mobile Mini, Inc.(a)	2,400	113,760

Total Consumer, Cyclical (Cost $885,198)		1,172,270

Consumer, Non-cyclical — 6.55%
Commercial Services — 2.17%
Aaron Rents, Inc.	1,025	21,607
Ace Cash Express, Inc.(a)	2,400	56,040

		77,647

Cosmetics & Toiletries — 2.05%
Parlux Fragrances, Inc.(a)	2,400	73,272

Household Products — 2.33%
Jarden Corp.(a)	2,250	67,837
Yankee Candle Co., Inc.	600	15,360

		83,197

Total Consumer, Non-cyclical (Cost $236,912)		234,116

Energy — 12.68%
Energy — Alternate Sources — 2.18%
Headwaters, Inc.(a)	2,200	77,968

Oil & Gas — 10.50%
Callon Petroleum Co.(a)	5,700	100,605
Edge Petroleum Corp.(a)	1,800	44,838
Holly Corp.	700	41,209
PetroChina Company Ltd. ADR	1,140	93,434
Range Resources Corp.	1,650	43,461
Whiting Petroleum Holdings, Inc.(a)	1,290	51,600

		375,147

Total Energy (Cost $329,753)		453,115

Financial — 7.63%
Financial Services — 0.94%
Encore Capital Group, Inc.(a)	1,930	33,486

Insurance — 1.95%
ING Groep NV ADR	2,000	69,640

Investment Companies — 1.81%
Allied Capital Corp.	600	17,622
American Capital Strategies	1,300	47,073

		64,695

The accompanying notes are an integral part of the financial statements.

2005 SEMI-ANNUAL REPORT   19

Schedule of Investments
Quaker Small-Cap Growth Fund
December 31, 2005 (Unaudited)

	Number	Market
	of Shares	Value
Common Stocks (Continued)

Real Estate — 2.93%
Capital Trust, Inc.	2,890	$84,619
Equity Inns, Inc.	1,500	20,325

		104,944

Total Financial (Cost $245,000)		272,765

Healthcare — 2.97%
Healthcare — Products — 1.84%
Genesis Healthcare Corp.(a)	1,800	65,736

Healthcare — Services — 1.13%
Sunrise Senior Living, Inc.(a)	1,200	40,452

Total Healthcare (Cost $112,001)		106,188

Industrial — 17.69%
Aerospace & Defense — 1.15%
DRS Technologies, Inc.	800	41,136

Electronics — 3.42%
Brady Corp.	1,000	36,180
Rogers Corp.(a)	2,200	86,196

		122,376

Environmental Control — 1.86%
Clean Harbors, Inc.(a)	2,300	66,263

Machinery — Diversified — 9.69%
IDEX Corp.	2,250	92,497
Intevac, Inc.(a)	7,800	102,960
Middleby Corp.(a)	500	43,250
Westinghouse Air Brake Technologies Corp.	4,000	107,600

		346,307

Miscellaneous Manufacturing — 1.57%
Acuity Brands, Inc.	100	3,180
Barnes Group, Inc.	620	20,460
Trinity Industries, Inc.	740	32,612

		56,252

Total Industrial (Cost $546,113)		632,334

Technology — 2.23%
Computer Software & Services — 2.23%
Per-Se Technologies, Inc.(a)	3,410	79,658

Total Technology (Cost $73,554)		79,658

Utilities — 0.89%
Electric — 0.89%
Exelon Corp.	600	31,884

Total Utilities (Cost $34,197)		31,884

Total Common Stocks (Cost $2,851,333)		3,397,808

Equity Funds — 3.36%

Equity Fund — 3.36%
PowerShares ETF Trust Dynamic Biotechnology Genome Portfolio Shares(a)	1,400	24,220
PowerShares ETF Trust Semiconductors Portfolio Shares(a)	3,000	49,290
streetTRACKS Series Trust(a)	900	46,710

Total Equity Funds (Cost $119,644)		120,220

Short-Term Investments — 1.21%

Money Market Funds — 1.21%
Evergreen Institutional Money Market Fund	43,381	43,381

Total Short-Term Investments (Cost $43,381)		43,381

Total Investments (Cost $3,014,358) — 99.63%		3,561,409

Other Assets in Excess of Liabilities, Net 0.37%		13,210

Total Net Assets — 100.00%		$3,574,619

ADR	American Depository Receipt

(a)	Non-income producing security
20  2005 SEMI-ANNUAL REPORT

Schedule of Investments
Quaker Capital Opportunities Fund
December 31, 2005 (Unaudited)

	Number of	Market
	Shares	Value
Common Stocks — 99.53%

Basic Materials — 3.22%
Chemicals — 3.22%
Praxair, Inc.	17,000	$900,320

Total Basic Materials (Cost $819,677)		900,320

Communications — 6.18%
Media — 3.32%
Mcgraw-Hill Companies, Inc.	18,000	929,340

Multimedia — 0.92%
Comcast Corp.(a)	10,000	256,900

Telecommunications — 1.94%
Tellabs, Inc.(a)	50,000	545,000

Total Communications (Cost $1,668,137)		1,731,240

Consumer, Cyclical — 13.98%
Entertainment & Leisure — 3.63%
Carnival Corp.	19,000	1,015,930

Home Builders — 6.78%
Lennar Corp.	15,000	915,300
Pulte Homes, Inc.	25,000	984,000

		1,899,300

Retail — 3.57%
Lowe’s Companies, Inc.	15,000	999,900

Total Consumer, Cyclical (Cost $3,692,128)		3,915,130

Consumer, Non-cyclical — 11.05%
Commercial Services — 3.98%
Pharmaceutical Products Developments, Inc.	18,000	1,115,100

Food & Beverages — 7.07%
Diageo PLC ADR	18,500	1,078,550
PepsiCo, Inc.	15,250	900,970

		1,979,520

Total Consumer, Non-cyclical (Cost $2,592,222)		3,094,620

Energy — 9.11%
Oil & Gas — 9.11%
Chesapeake Energy Corp.	17,000	539,410
ConocoPhillips	6,250	363,625
Total SA ADR	8,000	1,011,200
XTO Energy, Inc.	14,500	637,130

Total Energy (Cost $2,432,772)		2,551,365

Financial — 12.22%
Banks — 3.05%
Bank of America Corp.	18,500	853,775

Insurance — 3.65%
Ing Groep NV ADR	16,500	574,530
St. Paul Travelers Cos., Inc.	10,000	446,700

		1,021,230

Real Estate — 5.52%
The St. Joe Co.	23,000	1,546,060

Total Financial (Cost $3,102,726)		3,421,065

Healthcare — 24.57%
Healthcare — Products — 2.83%
Edwards Lifesciences Corp.(a)	19,000	790,590

Healthcare — Services — 8.67%
Covance, Inc.(a)	22,500	1,092,375
UnitedHealth Group, Inc.	21,500	1,336,010

		2,428,385

Pharmaceuticals — 13.07%
Cephalon, Inc.(a)	21,500	1,391,910
Medco Health Solutions, Inc.(a)	19,000	1,060,200
Sanofi-Aventis ADR	27,500	1,207,250

		3,659,360

Total Healthcare (Cost $5,760,671)		6,878,335

Industrial — 13.67%
Hand & Machine Tools — 2.80%
Black & Decker Corp.	9,000	782,640

Machinery — Diversified — 3.96%
Rockwell Automation, Inc.	18,750	1,109,250

Miscellaneous Manufacturing — 6.91%
Danaher Corp.	19,500	1,087,710
Textron, Inc.	11,000	846,780

		1,934,490

Total Industrial (Cost $3,545,940)		3,826,380

Technology — 5.53%
Computer Software & Services — 2.51%
Dun & Bradstreet Corp.(a)	10,500	703,080

Semiconductors — 3.02%
Advanced Micro Devices, Inc.(a)	7,000	214,200
Linear Technology Corp.	17,500	631,225

		845,425

Total Technology (Cost $1,517,220)		1,548,505

Total Common Stocks (Cost $25,131,493)		27,866,960

The accompanying notes are an integral part of the financial statements.

2005 SEMI-ANNUAL REPORT   21

Schedule of Investments
Quaker Capital Opportunities Fund
December 31, 2005 (Unaudited)

	Number of	Market
	Shares	Value

Short Term Investments — 7.51%

Money Market Funds — 7.51%
Fidelity Institutional Cash Portfolios Fund	1,051,062	$1,051,062
Merrill Lynch Master EBP Repo Money Market Fund	1,051,063	1,051,063

Total Short Term Investments (Cost $2,102,125)		2,102,125

Total Investments (Cost $27,233,618) — 107.04%		29,969,085

Liabilities in Excess of Other Assets, Net (7.04)%		(1,971,370)

Total Net Assets — 100.00%		$27,997,715

ADR	American Depository Receipt

(a)	Non-income producing security
22  2005 SEMI-ANNUAL REPORT

Schedule of Investments
Quaker Biotech Pharma-Healthcare Fund
December 31, 2005 (Unaudited)

	Number	Market
	of Shares	Value
Common Stocks — 82.42%

Healthcare — 82.42%
Biotechnology — 60.82%
Alexion Pharmaceuticals, Inc.(a)	30,070	$608,917
Alkermes, Inc.(a)	25,900	495,208
Amgen, Inc.(a)	2,210	174,281
Amylin Pharmaceuticals, Inc.(a)	19,530	779,638
Anadys Pharmaceuticals, Inc.(a)	25,010	220,088
Ariad Pharmaceuticals, Inc.(a)	32,400	189,540
Celgene Corp.(a)	17,800	1,153,440
Cotherix, Inc.(a)	67,236	714,046
Critical Therapeutics, Inc.(a)	42,085	302,170
CV Therapeutics, Inc.(a)	28,700	709,751
Genzyme Corp.(a)	8,000	566,240
InterMune, Inc.(a)	45,340	761,712
Medicines Co.(a)	34,440	600,978
MGI Pharma, Inc.(a)	48,000	823,680
Momenta Pharmaceuticals, Inc.(a)	32,800	722,912
Neurocrine Biosciences, Inc.(a)	19,530	1,225,117
Onyx Pharmaceuticals, Inc.(a)	30,100	865,676
Progenics Pharmaceuticals, Inc.(a)	26,200	655,262
QLT, Inc.(a)	66,000	419,760
Xenogen Corp.(a)	68,000	214,200

		12,202,616

Pharmaceuticals — 21.60%
Bristol Myers Squibb Co.	44,000	1,011,120
Eli Lilly & Co.	18,000	1,018,620
OSI Pharmaceuticals, Inc.(a)(b)	26,600	745,864
Pfizer, Inc.	41,000	956,120
Taro Pharmaceutical Industries Ltd.(a)	43,000	600,710

		4,332,434

Total Healthcare (Cost $15,230,487)		16,535,050

Total Common Stocks (Cost $15,230,487)		$16,535,050

Foreign Common Stocks — 0.89%

Switzerland — 0.89%
Biotechnology — 0.89%
ARPIDA AG(a)	15,380	179,193

Total Switzerland (Cost $191,054)		179,193

Total Foreign Common Stocks (Cost $191,054)		$179,193

		Market
	Contracts*	Value
Call Options — 0.09%

OSI Pharmaceuticals, Inc. Expiration: January, 2006, Exercise Price: $30.00(a)(b)	242	$16,940

Total Call Options (Cost $78,166)		16,940

	Number
	of Shares
Warrants — 0.00%

Xenogen Corp.(a)	20,400	—

Total Warrants (Cost $0)		—

Short Term Investments — 6.59%

Money Market Funds — 6.59%
Merrill Lynch Master EBP Repo Money Market Fund	1,321,929	1,321,929

Total Short Term Investments (Cost $1,321,929)		1,321,929

Total Investments (Cost $16,821,636) — 89.99%		18,053,112

Other Assets in Excess of Liabilities, Net 10.01%		2,008,941

Total Net Assets — 100.00%		$20,062,053

Schedule of Securities Sold Short
Common Stocks — 7.55%

Genentech, Inc.(a)	6,800	$629,000
United Therapeutics Corp.(a)	5,600	387,072
Vertex Pharmaceuticals, Inc.(a)	18,000	498,060

Total Common Stocks (Proceeds $1,387,621)		1,514,132

Total Securities Sold Short (Proceeds $1,387,621)		$1,514,132

		Market
Schedule of Options Written	Contracts*	Value
Call Options — 0.03%

OSI Pharmaceuticals, Inc. Expiration: January, 2006, Exercise Price: $35.00	448	$6,720

Total Options Written (Premiums received $65,853)		$6,720

(a)	Non-income producing security
(b) Portion of the security is pledged as collateral for options written.

*	One option contract is equivalent to one hundred shares of common stock.
The accompanying notes are an integral part of the financial statements.
2005 SEMI-ANNUAL REPORT   23

Schedule of Investments
Quaker Small-Cap Trend Fund
December 31, 2005 (Unaudited)

	Number	Market
	of Shares	Value
Common Stocks — 99.40%

Basic Materials — 2.51%
Chemicals — 2.51%
Cabot Microelectronics Corp.(a)	3,700	$108,521

Total Basic Materials (Cost $121,897)		108,521

Communications — 2.47%
Telecommunications — 2.47%
Black Box Corp.	2,100	99,498
EFJ, Inc.(a)	700	7,105

Total Communications (Cost $90,709)		106,603

Consumer, Cyclical — 16.35%
Airlines — 2.25%
JetBlue Airways Corp.(a)	6,300	96,894

Home Builders — 4.50%
Monaco Coach Corp.	5,100	67,830
WCI Communities, Inc.(a)	4,700	126,195

		194,025

Home Furnishings — 2.62%
Ethan Allen Interiors, Inc.	3,100	113,243

Lodging — 2.25%
Aztar Corp.(a)	3,200	97,248

Retail — 4.73%
Barnes & Noble, Inc.	2,400	102,408
CBRL Group, Inc.	2,900	101,935

		204,343

Total Consumer, Cyclical (Cost $685,271)		705,753

Consumer, Non-cyclical — 10.35%
Commercial Services — 7.72%
Arbitron, Inc.	2,100	79,758
Gevity HR, Inc.	3,900	100,308
Pharmaceutical Products Developments, Inc.	975	60,401
Steiner Leisure Ltd.(a)	1,300	46,228
Watson Wyatt & Co., Holdings	1,675	46,733

		333,428

Food & Beverages — 2.63%
Performance Food Group Co.(a)	4,000	113,480

Total Consumer, Non-cyclical (Cost $386,807)		446,908

Financial — 11.11%
Banks — 5.62%
Boston Private Bancorp, Inc.	3,000	91,260
Investors Financial Services Corp.	2,000	73,660
Wilmington Trust Corp.	2,000	77,820

		242,740

Financial Services — 3.93%
Cohen & Steers, Inc.	1,300	24,219
Waddell & Reed Financial, Inc.	3,900	81,783
WP Stewart & Company Ltd.	2,700	63,639

		169,641

Savings & Loans — 1.56%
BankAtlantic Bancorp, Inc.	4,800	67,200

Total Financial (Cost $465,207)		479,581

Healthcare — 23.77%
Biotechnology — 2.88%
Affymetrix, Inc.(a)	1,900	90,725
Serologicals Corp.(a)	1,700	33,558

		124,283

Healthcare – Products — 9.46%
Biosite, Inc.(a)	1,400	78,806
ICU Medical, Inc.(a)	2,846	111,592
PolyMedica Corp.	3,200	107,104
Zoll Medical Corp.(a)	4,400	110,836

		408,338

Healthcare – Services — 8.34%
Amerigroup Corp.(a)	4,300	83,678
Amsurg Corp.(a)	4,300	98,298
Centene Corp.(a)	3,500	92,015
Covance, Inc.(a)	900	43,695
Renal Care Group, Inc.(a)	900	42,579

		360,265

Pharmaceuticals — 3.09%
Bradley Pharmaceuticals, Inc.(a)	5,600	53,200
Medco Health Solutions, Inc.(a)	978	54,572
Medicis Pharmaceutical Corp.	800	25,640

		133,412

Total Healthcare (Cost $974,519)		1,026,298

Industrial — 12.10%
Electrical Components & Equipment — 2.34%
Advanced Energy Industries, Inc.(a)	4,600	54,418
Intermagnetics General Corp.(a)	1,450	46,255

		100,673

Electronics — 8.02%
Benchmark Electronics, Inc.(a)	3,500	117,705
Molecular Devices Corp.(a)	3,500	101,255
Plexus Corp.(a)	5,600	127,344

		346,304

24  2005 SEMI-ANNUAL REPORT

	Number	Market
	of Shares	Value
Common Stocks (Continued)

Transportation — 1.74%
Forward Air Corp.	2,050	$75,132

Total Industrial (Cost $364,256)		522,109

Technology — 20.74%
Computer Software & Services — 1.94%
Advent Software, Inc.(a)	2,900	83,839

Computers — 6.99%
BISYS Group, Inc.(a)	6,100	85,461
CACI International, Inc.(a)	1,700	97,546
Digimarc Corp.(a)	2,600	15,340
Mercury Computer Systems, Inc.(a)	5,000	103,150

		301,497

Semiconductors — 11.81%
Cree, Inc.(a)	3,800	95,912
DSP Group, Inc.(a)	3,200	80,192
Exar Corp.(a)	1,100	13,772
Lattice Semiconductor Corp.(a)	11,300	48,816
MKS Instruments, Inc.(a)	3,000	53,670
OmniVision Technologies, Inc.(a)	4,200	83,832
Photronics, Inc.(a)	4,800	72,288
Varian Semiconductor Equipment Associates, Inc.(a)	1,400	61,502

		509,984

Total Technology (Cost $851,448)		895,320

Total Common Stocks (Cost $3,940,114)		4,291,093

Total Investments (Cost $3,940,114) — 99.40%		4,291,093

Other Assets in Excess of Liabilities, Net 0.60%		25,909

Total Net Assets — 100.00%		$4,317,002

(a)	Non-income producing security
The accompanying notes are an integral part of the financial statements.
2005 SEMI-ANNUAL REPORT   25

Schedule of Investments
Quaker Mid-Cap Value Fund
December 31, 2005 (Unaudited)

	Number	Market
	of Shares	Value
Common Stocks — 100.13%

Basic Materials — 2.05%
Chemicals — 2.05%
Sherwin-Williams Co.	20,400	$926,568

Total Basic Materials (Cost $912,461)		926,568

Communications — 5.28%
Telecommunications — 5.28%
Tellabs, Inc.(a)	130,000	1,417,000
West Corp.(a)	23,000	969,450

Total Communications (Cost $1,945,266)		2,386,450

Consumer, Cyclical — 30.47%
Airlines — 2.96%
Skywest, Inc.	49,800	1,337,628

Apparel — 2.75%
Quiksilver, Inc.(a)	90,000	1,245,600

Auto Manufacturers — 6.58%
Oshkosh Truck Corp.	31,000	1,382,290
PACCAR, Inc.	23,000	1,592,290

		2,974,580

Auto Parts & Equipment — 5.03%
Borg Warner, Inc.	19,000	1,151,970
Johnson Controls, Inc.	15,400	1,122,814

		2,274,784

Home Builders — 8.20%
MDC Holdings, Inc.	21,000	1,301,580
Thor Industries, Inc.	33,250	1,332,327
Toll Brothers, Inc.(a)	31,000	1,073,840

		3,707,747

Lodging — 2.17%
Harrah’s Entertainment, Inc.	13,800	983,802

Retail — 2.78%
American Eagle Outfitters, Inc.	54,650	1,255,857

Total Consumer, Cyclical (Cost $12,727,412)		13,779,998

Consumer, Non-cyclical — 1.03%
Commercial Services — 1.03%
Adesa, Inc.	19,000	463,980

Total Consumer, Non-cyclical (Cost $449,100)		463,980

Energy — 10.24%
Oil & Gas — 4.28%
Houston Exploration Co.(a)	15,000	792,000
Kinder Morgan, Inc.	12,450	1,144,778

		1,936,778

Oil & Gas Services — 5.96%
Lone Star Technologies, Inc.(a)	25,800	1,332,828
Oil States International, Inc.(a)	43,000	1,362,240

		2,695,068

Total Energy (Cost $3,702,073)		4,631,846

Financial — 17.34%
Banks — 4.16%
Marshall & Ilsley Corp.	10,700	460,528
Zions Bancorp	18,800	1,420,528

		1,881,056

Insurance — 13.18%
First American Corp.	27,300	1,236,690
Philadelphia Consolidated Holding Corp.(a)	10,000	966,900
Protective Life Corp.	35,200	1,540,704
Universal American Financial Corp.(a)	44,500	671,060
W.R. Berkley Corp.	32,500	1,547,650

		5,963,004

Total Financial (Cost $6,811,637)		7,844,060

Healthcare — 8.47%
Healthcare — Services — 1.88%
Quest Diagnostics, Inc.	16,500	849,420

Pharmaceuticals — 6.59%
Barr Pharmaceuticals, Inc.(a)	19,200	1,195,968
Biovail Corp.	58,000	1,376,340
Forest Laboratories, Inc.(a)	10,000	406,800

		2,979,108

Total Healthcare (Cost $3,354,443)		3,828,528

Industrial — 13.67%
Aerospace & Defense — 3.30%
Armor Holdings, Inc.(a)	35,000	1,492,750

Electronics — 2.97%
Amphenol Corp.	30,350	1,343,291

Hand & Machine Tools — 4.24%
Black & Decker Corp.	11,000	956,560
The Stanley Works	20,000	960,800

		1,917,360

Transportation — 3.16%
Yellow Roadway Corp.(a)	32,000	1,427,520

Total Industrial (Cost $5,763,396)		6,180,921

Technology — 9.55%
Computer Software & Services — 2.10%
Fiserv, Inc.(a)	22,000	951,940

26  2005 SEMI-ANNUAL REPORT

	Number	Market
	of Shares	Value
Common Stock (Continued)

Computers — 3.18%
Affiliated Computer Services, Inc.(a)	24,300	$1,438,074

Semiconductors — 4.27%
Kla-Tencor Corp.	27,000	1,331,910
OmniVision Technologies, Inc.(a)	30,000	598,800

		1,930,710

Total Technology (Cost $4,156,163)		4,320,724

Utilities — 2.03%
Gas — 2.03%
Sempra Energy	20,500	919,220

Total Utilities (Cost $828,161)		919,220

Total Common Stocks (Cost $40,650,112)		45,282,295

Short Term Investments — 0.26%

Money Market Funds — 0.26%
Evergreen Institutional Money Market Fund	58,204	$58,204
Fidelity Institutional Cash Portfolios Fund	58,204	58,204

Total Short Term Investments (Cost $116,408)		116,408

Total Investments (Cost $40,766,520) — 100.39%		45,398,703

Liabilities in Excess of Other Assets, Net (0.39)%		(175,849)

Total Net Assets — 100.00%		$45,222,854

(a)	Non-income producing security
The accompanying notes are an integral part of the financial statements.
2005 SEMI-ANNUAL REPORT   27

Schedule of Investments
Quaker Small-Cap Value Fund
December 31, 2005 (Unaudited)

	Number
	of Shares	Market Value
Common Stocks — 99.08%

Basic Materials — 3.48%
Chemicals — 1.82%
Agrium, Inc.	21,100	$463,989
H B Fuller Co.	7,100	227,697
Methanex Corp.	21,600	404,784
Wellman, Inc.	20,500	138,990

		1,235,460

Iron & Steel Production — 1.66%
IPSCO, Inc.	5,500	456,390
Reliance Steel And Aluminum Co.	10,000	611,200
Ryerson Tull, Inc.	2,600	63,232

		1,130,822

Total Basic Materials (Cost $1,945,530)		2,366,282

Communications — 6.90%
Internet Software & Services — 2.64%
Digital Insight Corp.(a)	8,300	265,766
Earthlink, Inc.(a)	40,400	448,844
Netflix, Inc.(a)	11,000	297,660
Trizetto Group, Inc.(a)	16,000	271,840
United Online, Inc.	35,900	510,498

		1,794,608

Multimedia — 0.79%
Dex Media, Inc.	2,300	62,307
Shaw Communications, Inc.	21,900	474,792

		537,099

Telecommunications — 3.47%
Arris Group, Inc.(a)	37,800	357,966
Black Box Corp.	6,200	293,756
CenturyTel, Inc.	11,900	394,604
CommScope, Inc.(a)	11,400	229,482
Comtech Telecommunications, Inc.(a)	9,400	287,076
SBA Communications Corp.(a)	14,000	250,600
Scientific-Atlanta, Inc.	6,400	275,648
Ubiquitel, Inc.(a)	27,200	269,008

		2,358,140

Total Communications (Cost $4,248,268)		4,689,847

Consumer, Cyclical — 19.59%
Airlines — 0.34%
ExpressJet Holdings, Inc.(a)	28,700	232,183

Apparel — 1.81%
K Swiss, Inc.	10,200	330,888
Oxford Industries, Inc.	9,400	514,180
The Warnaco Group, Inc.(a)	14,300	382,096

		1,227,164

Auto Parts & Equipment — 1.43%
Autoliv, Inc.	12,400	563,208
TRW Automotive Holdings Corp.(a)	15,600	411,060

		974,268

Distribution & Wholesale — 2.58%
Brightpoint, Inc.(a)	12,600	349,398
Building Materials Holding Corp.	6,200	422,902
Ingram Micro, Inc.(a)	13,200	263,076
Owens & Minor, Inc.	8,800	242,264
Tech Data Corp.(a)	12,000	476,160

		1,753,800

Entertainment & Leisure — 0.54%
Vail Resorts, Inc.(a)	11,100	366,633

Home Builders — 1.96%
Beazer Homes USA, Inc.	8,300	604,572
KB Home	5,300	385,098
William Lyon Homes, Inc.(a)	3,400	343,060

		1,332,730

Home Furnishings — 0.71%
Furniture Brands International, Inc.	21,500	480,095

Household Products — 0.77%
Toro Co.	11,900	520,863

Lodging — 0.75%
Monarch Casino And Resort, Inc.(a)	22,700	513,020

Retail — 8.70%
Abercrombie & Fitch Co.	9,400	612,692
BJ’s Wholesale Club, Inc.	15,800	467,048
Brown Shoe Company, Inc.	6,600	280,038
Casey’s General Stores, Inc.	20,900	518,320
Cato Corp.	11,800	253,110
Charlotte Russe Holding, Inc.(a)	13,900	289,537
Domino’s Pizza, Inc.	10,600	256,520
Hibbett Sporting Goods, Inc.(a)	11,100	316,128
Jack in the Box, Inc.(a)	8,100	282,933
Men’s Wearhouse, Inc.(a)	10,500	309,120
Pacific Sunwear of California, Inc.(a)	7,700	191,884
Pantry, Inc.(a)	12,100	568,579
Papa John’s International, Inc.(a)	5,000	296,550
Select Comfort Corp.(a)	11,300	309,055
Sports Authority, Inc.(a)	15,200	473,176
Too, Inc.(a)	17,100	482,391

		5,907,081

Total Consumer, Cyclical (Cost $11,901,048)		13,307,837

28  2005 SEMI-ANNUAL REPORT

	Number
	of Shares	Market Value
Common Stocks (Continued)

Consumer, Non-cyclical — 6.38%
Commercial Services — 4.10%
Administaff, Inc.	6,100	$256,505
Albany Molecular Research, Inc.(a)	11,100	134,865
Consolidated Graphics, Inc.(a)	5,700	269,838
Convergys Corp.(a)	15,700	248,845
Heidrick & Struggles International, Inc.(a)	14,500	464,725
Jackson Hewitt Tax Services, Inc.	18,000	498,780
MPS Group, Inc.(a)	40,900	559,103
Sotheby’s Holdings, Inc.(a)	19,300	354,348

		2,787,009

Food & Beverages — 1.80%
Hansen Natural Corp.(a)	6,200	488,622
Pilgrim’s Pride Corp.	10,000	331,600
Supervalu, Inc.	12,500	406,000

		1,226,222

Holding Companies – Diversified — 0.48%
Walter Industries, Inc.	6,500	323,180

Total Consumer, Non-cyclical (Cost $4,167,522)		4,336,411

Energy — 6.13%
Oil & Gas — 4.66%
Giant Industries, Inc.(a)	10,000	519,600
Parker Drilling Co.(a)	43,100	466,773
Pioneer Drilling Co.(a)	21,800	390,874
Pogo Producing Co.	4,400	219,164
Remington Oil And Gas Corp.(a)	6,600	240,900
St Mary Land & Exploration Co.	14,400	530,064
Tesoro Corp.	4,400	270,820
Unit Corp.(a)	9,600	528,288

		3,166,483

Oil & Gas Services — 1.47%
Oil States International, Inc.(a)	15,600	494,208
Veritas DGC, Inc.(a)	14,200	503,958

		998,166

Total Energy (Cost $3,226,833)		4,164,649

Financial — 20.53%
Banks — 2.84%
Banco Latinoamericano De Exportaciones SA	19,400	355,020
Corus Bankshares, Inc.	9,200	517,684
First Bancorp	22,600	280,466
Fremont General Corp.	23,500	545,905
Webster Financial Corp.	5,000	234,500

		1,933,575

Financial Services — 7.17%
Accredited Home Lenders Holding Co.(a)	6,300	312,354
Asta Funding, Inc.	13,500	369,090
CompuCredit Corp.(a)	3,800	146,224
Eaton Vance Corp.	18,200	497,952
Greenhill & Company, Inc.	9,500	533,520
IndyMac Bancorp, Inc.	13,000	507,260
Investment Technology Group, Inc.(a)	14,100	499,704
Knight Capital Group, Inc.(a)	49,300	487,577
Municipal Mortgage And Equity LLC	16,100	415,863
Piper Jaffray Co.(a)	13,200	533,280
Raymond James Financial, Inc.	15,100	568,817

		4,871,641

Insurance — 5.90%
First American Corp.	11,100	502,830
Infinity Property & Casualty Corp.	7,600	282,796
LandAmerica Financial Group	8,400	524,160
PMI Group, Inc.	12,800	525,696
Radian Group, Inc.	10,000	585,900
Stancorp Financial Group, Inc.	5,600	279,720
Stewart Information Services Corp.	8,900	433,163
UICI	15,200	539,752
Zenith National Insurance Corp.	7,200	332,064

		4,006,081

Real Estate — 2.19%
CB Richard Ellis Group, Inc.(a)	9,500	559,075
Jones Lang Lasalle, Inc.	9,300	468,255
Trammell Crow Co.(a)	17,900	459,135

		1,486,465

Savings & Loans — 2.43%
Downey Financial Corp.	7,300	499,247
FirstFed Financial Corp.(a)	9,000	490,680
Independence Community Bank Corp.	5,900	234,407
TierOne Corp.	14,500	426,445

		1,650,779

Total Financial (Cost $12,260,907)		13,948,541

Healthcare — 9.96%
Biotechnology — 1.37%
Charles River Laboratories International, Inc.(a)	3,800	161,006
Digene Corp.(a)	8,400	245,028
United Therapeutics Corp.(a)	7,600	525,312

		931,346

The accompanying notes are an integral part of the financial statements.
2005 SEMI-ANNUAL REPORT   29

Schedule of Investments
Quaker Small-Cap Value Fund
December 31, 2005 (Unaudited)

	Number
	of Shares	Market Value
Common Stocks (Continued)

Healthcare – Products — 5.47%
Dade Behring, Inc.	12,000	$490,680
DJ Orthopedics, Inc.(a)	13,500	372,330
Hillenbrand Industries, Inc.	10,200	503,982
ICU Medical, Inc.(a)	14,500	568,545
Idexx Laboratories Corp.(a)	6,900	496,662
LCA-Vision, Inc.	10,000	475,100
Surmodics, Inc.(a)	9,800	362,502
Techne Corp.(a)	8,000	449,200

		3,719,001

Healthcare – Services — 0.39%
Odyssey Healthcare, Inc.(a)	14,300	266,552

Pharmaceuticals — 2.73%
Alpharma, Inc.	22,300	635,773
Biovail Corp.	12,000	284,760
King Pharmaceuticals, Inc.(a)	38,200	646,344
K-V Pharmaceutical Co.(a)	13,800	284,280

		1,851,157

Total Healthcare (Cost $5,196,900)		6,768,056

Industrial — 12.67%
Aerospace & Defense — 1.38%
AAR Corp.(a)	14,500	347,275
Teledyne Technologies, Inc.(a)	7,400	215,340
United Industrial Corp.	9,000	372,330

		934,945

Building Materials — 1.74%
Eagle Materials, Inc.	5,200	636,272
Martin Marietta Materials, Inc.	7,100	544,712

		1,180,984

Electrical Components & Equipment — 1.14%
General Cable Corp.(a)	17,100	336,870
Greatbatch, Inc.(a)	16,800	436,968

		773,838

Electronics — 2.00%
CTS Corp.	11,500	127,190
Cymer, Inc.(a)	12,200	433,222
Kemet Corp.(a)	29,600	209,272
Nam Tai Electronics, Inc.	10,300	231,750
Plexus Corp.(a)	15,600	354,744

		1,356,178

Machinery – Construction & Mining — 0.13%
Terex Corp.(a)	1,500	89,100

Machinery — Diversified — 1.04%
Cummins, Inc.	2,900	260,217
Middleby Corp.(a)	3,300	285,450
NACCO Industries, Inc.	1,400	164,010

		709,677

Metal Fabricate & Hardware — 1.48%
Quanex Corp.	8,400	419,748
Timken Co.	18,300	585,966

		1,005,714

Miscellaneous Manufacturing — 1.19%
A.O. Smith Corp.	14,200	498,420
AptarGroup, Inc.	5,900	307,980

		806,400

Packaging & Containers — 0.13%
Silgan Holdings, Inc.	2,400	86,688

Transportation — 2.44%
Amerco(a)	4,300	309,815
CNF, Inc.	9,000	503,010
Ryder System, Inc.	13,100	537,362
Teekay Shipping Corp.	7,800	311,220

		1,661,407

Total Industrial (Cost $7,581,220)		8,604,931

Technology — 10.61%
Computer Software & Services — 4.84%
CSG Systems International, Inc.(a)	15,700	350,424
Dun & Bradstreet Corp.(a)	3,900	261,144
Fair Isaac Corp.	11,900	525,623
Global Payments, Inc.	13,400	624,574
Informatica Corp.(a)	22,700	272,400
Mantech International Corp.(a)	7,400	206,164
MicroStrategy, Inc.(a)	6,100	504,714
Quality Systems, Inc.(a)	3,200	245,632
Transaction Systems Architects, Inc.(a)	10,300	296,537

		3,287,212

Computers — 3.79%
Agilysys, Inc.	13,800	251,436
DST Systems Inc.(a)	9,800	587,118
Imation Corp.	8,700	400,809
Intergraph Corp.(a)	9,900	493,119
Komag, Inc.(a)	9,100	315,406
Reynolds & Reynolds Co.	18,600	522,102

		2,569,990

Semiconductors — 1.98%
Emulex Corp.(a)	12,300	243,417
Lam Research Corp.(a)	7,200	256,896
LSI Logic Corp.(a)	41,400	331,200
OmniVision Technologies, Inc.(a)	25,800	514,968

		1,346,481

Total Technology (Cost $6,477,959)		7,203,683

30  2005 SEMI-ANNUAL REPORT

	Number
	of Shares	Market Value
Common Stocks (Continued)

Utilities — 2.83%
Electric — 2.36%
Energy East Corp.	7,500	$171,000
Northeast Utilities, Inc.	12,400	244,156
NRG Energy, Inc.(a)	11,200	527,744
Sierra Pacific Resources(a)	33,200	432,928
Wisconsin Energy Corp.	5,900	230,454

		1,606,282

Gas — 0.47%
Energen Corp.	8,700	315,984

Total Utilities (Cost $1,684,234)		1,922,266

Total Common Stocks (Cost $58,690,421)		67,312,503

Warrants — 0.00%

Imperial Credit Industries, Inc.(a)	806	—

Total Warrants (Cost $0)		—

Short Term Investments — 1.23%

Money Market Funds — 1.23%
Evergreen Institutional Money Market Fund	835,517	$835,517

Total Short Term Investments (Cost $835,517)		835,517

Total Investments (Cost $59,525,938) — 100.31%		68,148,020

Liabilities in Excess of Other Assets, Net (0.31)%		(212,790)

Total Net Assets — 100.00%		$67,935,230

(a)	Non-income producing security
The accompanying notes are an integral part of the financial statements.
2005 SEMI-ANNUAL REPORT   31

Schedule of Investments
Geewax Terker Core Value Fund
December 31, 2005 (Unaudited)

	Number	Market
	of Shares	Value
Common Stocks — 94.06%

Basic Materials — 8.00%
Chemicals — 1.53%
Airgas, Inc.	1,000	$32,900

Forest Products & Paper — 1.76%
Plum Creek Timber Company, Inc.	500	18,025
Rayonier, Inc.	500	19,925

		37,950

Iron & Steel Production — 1.61%
POSCO ADR	700	34,657

Mining — 3.10%
BHP Billiton Ltd. ADR	2,000	66,840

Total Basic Materials (Cost $158,435)		172,347

Consumer, Cyclical — 14.91%
Home Builders — 1.87%
WCI Communities, Inc.(a)	1,500	40,275

Retail — 13.04%
Claire’s Stores, Inc.	1,400	40,908
Darden Restaurants, Inc.	1,200	46,656
Lowe’s Companies, Inc.	500	33,330
Target Corp.	550	30,234
Wal-Mart de Mexico SA de CV ADR	1,500	83,195
Wal-Mart Stores, Inc.	1,000	46,800

		281,123

Total Consumer, Cyclical (Cost $306,886)		321,398

Consumer, Non-cyclical — 3.32%
Agricultural Products — 1.01%
Cresud S.A.C.I.F and A. ADR	2,000	21,860

Household Products — 2.31%
Jarden Corp.(a)	1,650	49,748

Total Consumer, Non-cyclical (Cost $88,565)		71,608

Energy — 10.41%
Coal — 3.06%
Peabody Energy Corp.	800	65,936

Oil & Gas — 7.35%
Callon Petroleum Co.(a)	1,000	17,650
Giant Industries, Inc.(a)	1,000	51,960
Newfield Exploration Co.(a)	1,200	60,084
Valero Energy Corp.	400	20,640
Whiting Petroleum Holdings, Inc.(a)	200	8,000

		158,334

Total Energy (Cost $139,482)		224,270

Financial — 26.60%
Banks — 3.52%
Barclays PLC	1,000	42,080
First Regional Bancorp(a)	500	33,775

		75,855

Financial Services — 10.10%
Encore Capital Group, Inc.(a)	1,060	18,391
Goldman Sachs Group, Inc.	700	89,397
Lehman Brothers Holdings, Inc.	750	96,127
Merrill Lynch & Co., Inc.(a)	500	13,750

		217,665

Insurance — 3.88%
ING Groep NV ADR	2,400	83,568

Investment Companies — 3.85%
American Capital Strategies	1,300	47,073
Apollo Investment Corp.	2,000	35,860

		82,933

Real Estate — 5.25%
Capital Trust, Inc.	800	23,424
CB Richard Ellis Group, Inc.(a)	1,000	58,850
Pope Resources Limited Partnership	1,000	31,020

		113,294

Total Financial (Cost $574,369)		573,315

Industrial — 21.50%
Electronics — 3.82%
Fisher Scientific International, Inc.(a)	1,330	82,274

Machinery – Diversified — 2.47%
Rockwell Automation, Inc.	900	53,244

Miscellaneous Manufacturing — 9.79%
Dover Corp.	800	32,392
General Electric Co.	2,400	84,120
Harsco Corp.	1,400	94,514

		211,026

Transportation — 5.42%
CSX Corp.	700	35,539
Kirby Corp.(a)	700	36,519
Norfolk Southern Corp.	1,000	44,830

		116,888

Total Industrial (Cost $420,774)		463,432

Technology — 3.24%
Computer Software & Services — 3.24%
Global Payments, Inc.	1,500	69,915

Total Technology (Cost $63,685)		69,915

32  2005 SEMI-ANNUAL REPORT

	Number	Market
	of Shares	Value
Common Stock (Continued)

Utilities — 6.08%
Electric — 6.08%
Exelon Corp.	600	$31,884
Korea Electric Power Corp. ADR	2,000	38,980
TXU Corp.	1,200	60,228

Total Utilities (Cost $76,147)		131,092

Total Common Stocks (Cost $1,828,343)		2,027,377

Equity Funds — 3.84%

Equity Fund — 3.84%
PowerShares ETF Trust Dynamic Biotechnology Genome Portfolio Shares(a)	2,500	43,250
PowerShares ETF Trust Semiconductors Portfolio Shares(a)	2,400	39,432

Total Equity Funds (Cost $82,992)		82,682

Short Term Investments — 1.92%

Money Market Funds — 1.92%
Merrill Lynch Master EBP Repo Money Market Fund	41,353	$41,353

Total Short Term Investments (Cost $41,353)		41,353

Total Investments (Cost $1,952,688) — 99.82%		2,151,412

Other Assets in Excess of Liabilities, Net — 0.18%		3,904

Total Net Assets 100.00%		$2,155,316

ADR	American Depository Receipt
(a)	Non-income producing security
The accompanying notes are an integral part of the financial statements.
2005 SEMI-ANNUAL REPORT   33

Schedule of Investments
Quaker Fixed Income Fund
December 31, 2005 (Unaudited)

	Principal	Market
	Amount	Value
Corporate Bonds — 8.45%

Financial Services — 5.26%
General Electric Credit Corp. 4.125%, 09/01/2009	$75,000	$73,010
General Motors Acceptance Corp. 6.75%, 01/15/2006	100,000	99,934
JPMorgan Chase & Co. 7.00%, 11/15/2009	75,000	80,236

		253,180

Textiles — 3.19%
Hoechst Celanese Corp. 7.125%, 03/15/2009	150,000	153,754

Total Corporate Bonds (Cost $402,095)		406,934

Asset Backed Securities — 19.83%

Chase Commercial Mortgage Securities Corp.
Series 1996-2 A, 6.90%, 11/19/2028	22,900	22,863
Series 1999-2 A, 7.032%, 01/15/2032	27,407	27,824
Commercial Mortgage Acceptance Corp.
Series 1999-C1 A2, 7.03%, 06/15/2031	20,000	21,093
Conseco Finance Securitizations Corp.
Series 2000-1 M, 9.08%, 05/01/2031(a)(b)	25,000	2,250
CS First Boston Mortgage Securities Corp.
Series 2002-1, 7.50%, 05/25/2032	457,436	452,317
Deutsche Mortgage & Asset Receiving Corp.
Series 1998-C1 A, 6.538%, 06/15/2031	47,524	48,682
DLJ Commercial Mortgage Corp.
Series 1998-CF1 AB, 6.41%, 02/18/2031	23,377	23,892
Series 1998-CG1 AB, 6.41%, 06/10/2031	94,155	96,879
First Union Lehman Brothers Commercial Mortgage Trust
Series 1997-C1 A, 7.38%, 04/18/2029	49,001	49,783
GMAC Commercial Mortgage Security, Inc.
Series 1997-C2 A, 6.566%, 04/15/2029	28,816	29,484
Merrill Lynch Mortgage Investors, Inc.
Series 1998-C1 A1, 6.31%, 11/15/2026	3,548	3,552
Series 1997-C1 A, 7.12%, 06/18/2029	2,686	2,703
Mortgage Capital Funding, Inc.
Series 1997-MC2, 7.117%, 11/20/2027	85,000	87,893
Nomura Asset Securities Corp.
Series 1998-D6 A2, 7.0125%, 03/15/2030(c)	50,000	55,775
Salomon Brothers Mortgage Securities VI, Inc.
Series 1986-1 A, 6.00%, 12/25/2011	29,801	29,707

Total Asset Backed Securities (Cost $979,709)		954,697

U.S. Government & Agency Obligations — 59.19%

Federal Home Loan Bank — 14.11%
3.85%, 10/06/2008	250,000	244,109
4.125%, 11/02/2009	20,000	19,495
4.25%, 08/11/2008	200,000	197,174
4.50%, 03/02/2010	20,000	19,615
4.80%, 10/20/2008	200,000	198,746

		679,139

Federal Home Loan Mortgage Corp. — 22.18%
Series MTN, 3.63%, 05/09/2008	250,000	243,814
Series 2649KA, 4.50%, 07/15/2018	90,208	86,283
Series 2833, 5.50%, 12/15/2031	294,968	282,491
Series 2876, 5.50%, 10/15/2034	298,666	299,616
Pool E50726, 8.50%, 07/01/2007	32,598	33,530
Pool E51028, 8.50%, 07/01/2007	6,890	7,087
Pool E51721, 8.50%, 01/01/2008	36,217	37,252
Pool E51878, 8.50%, 09/01/2007	41,086	42,260
Series 22 C, 9.50%, 04/15/2020	35,626	35,546

		1,067,879

Federal National Mortgage Association — 20.12%
Series 1993-152 K, 0.00%, 08/25/2023(a)	28,610	24,785
4.00%, 02/15/2008	200,000	196,906
Series 2003-33 LD, 4.25%, 09/25/2022	485,714	472,724
Pool 255585, 4.50%, 02/01/2020	27,350	26,655
Series 2002-93 CB, 5.25%, 10/25/2030	246,789	247,774

		968,844

Government National Mortgage Association — 2.78%
Pool 8690, 4.75%, 09/20/2020(c)	13,087	13,127
Series 8249, 4.75%, 08/20/2017(c)	23,098	23,163
Pool 8314, 4.125%, 11/20/2023(c)	13,511	13,456
Pool 8413, 4.125%, 10/20/2018(c)	28,883	28,761
Pool 8701, 4.125%, 10/20/2020(c)	45,299	45,112
Pool 8597, 4.375%, 02/20/2025(c)	10,388	10,376

		133,995

Total U.S. Government & Agency Obligations (Cost $2,880,650)		$2,849,857

U.S. Treasury Obligations — 7.66%
U.S. Treasury Note — 7.66%
4.00%, 02/15/2015	50,000	48,477
5.375%, 02/15/2031	285,000	320,135

Total U.S. Treasury Obligations (Cost $366,231)		368,612

34  2005 SEMI-ANNUAL REPORT

Quaker Fixed Income Fund
December 31, 2005 (Unaudited)

	Number of Shares	Market Value

Short Term Investments — 12.58%

Money Market Funds — 12.58%
Merrill Lynch Master EBP Repo Money Market Fund	605,665	$605,665

Total Short Term Investments (Cost $605,665)		605,665

Total Investments (Cost $5,234,350) — 107.71%		5,185,765

Liabilities in Excess of Other Assets, Net (7.71)%		(371,175)

Total Net Assets — 100.00%		$4,814,590

(a)	Non-income producing security

(b)	Securities for which market quotations are not readily available are valued at fair value as determined by the Adviser using procedures approved by the Board of Trustees. The total fair value of such securities at December 31, 2005 is $2,250, which represents 0.05% of total net assets.

(c)	Variable rate securities, the coupon rate shown is the effective interest rate as of December 31, 2005.
The accompanying notes are an integral part of the financial statements.
2005 SEMI-ANNUAL REPORT   35

Statements of Assets and Liabilities
December 31, 2005 (Unaudited)

	Growth Funds

	Quaker	Quaker	Quaker	Quaker	Quaker
	Strategic	Core	Small-Cap	Capital	Biotech Pharma-
	Growth Fund	Equity Fund	Growth Fund	Opportunities Fund	Healthcare Fund
ASSETS:

Investments, at value	$803,329,923	$11,791,008	$3,561,409	$29,969,085	$18,053,112
Cash	22,650	—	—	—	—
Deposits with brokers for securities sold short	46,403,726	—	—	25,000	3,518,350
Receivables:
Dividends and interest	1,263,793	15,274	3,077	20,587	16,081
Capital shares sold	2,064,741	—	21,786	1,442	34,452
Investment securities sold	2,610,980	—	71,848	410,181	—
Commission Recapture	15,465	—	—	—	—
Prepaid expenses and other assets	72,316	7,633	1,302	11,471	13,637

Total assets	855,783,594	11,813,915	3,659,422	30,437,766	21,635,632

LIABILITIES:

Payables:
Capital shares redeemed	682,818	—	8,674	13,265	13,611
Investment securities purchased	5,705,150	—	71,036	2,378,278	—
Distributions	—	—	—	—	—
Due to custodian	—	—	—	—	—
Securities sold short, at value	8,276,740	—	—	—	1,514,132
Call options written, at value	—	—	—	—	6,720
Accrued expenses	203,117	3,021	1,385	7,991	5,656
Distribution fees	233,752	2,053	445	14,967	7,909
Trustee expenses	9,405	417	68	356	531
Due to advisor (note 3)	907,120	10,638	3,195	25,194	25,020

Total liabilities	16,018,102	16,129	84,803	2,440,051	1,573,579

NET ASSETS	$839,765,492	$11,797,786	$3,574,619	$27,997,715	$20,062,053

NET ASSETS CONSIST OF:

Paid-in capital	$723,232,566	$16,443,456	$3,465,812	$25,217,787	$19,356,817
Accumulated net realized gain (loss) on investments	12,666,888	(5,432,727)	(429,895)	183,368	(316,904)
Accumulated net investment income (loss)	(739,865)	(32,078)	(8,349)	(138,907)	(141,958)
Net unrealized appreciation (depreciation) on investments	104,605,903	819,135	547,051	2,735,467	1,164,098

Total Net Assets	$839,765,492	$11,797,786	$3,574,619	$27,997,715	$20,062,053

Investments, at Cost	$698,793,379	$10,971,873	$3,014,358	$27,233,618	$16,821,636
Proceeds from Securities Sold Short	8,346,099	—	—	—	1,387,621
Premiums Received from Options Written	—	—	—	—	65,853

Class A shares:
Net Assets	$698,452,425	$8,599,561	$628,643	$13,881,129	$14,589,163

Shares of Beneficial interest outstanding(1)	29,674,725	710,596	62,275	1,253,995	1,139,892

Net Asset Value per share	$23.54	$12.10	$10.09	$11.07	$12.80

Offering price per share	$24.91	$12.80	$10.68	$11.71	$13.54

Class B shares:
Net Assets	$16,632,576	$144,466	$134,953	$1,185,457	$1,325,882

Shares of Beneficial interest outstanding(1)	733,228	12,407	13,879	109,304	106,212

Net Asset Value, offering and redemption(2) price per share	$22.68	$11.64	$9.72	$10.85	$12.48

Class C shares:
Net Assets	$90,099,897	$100,141	$225,444	$12,931,129	$4,147,008

Shares of Beneficial interest outstanding(1)	3,987,255	8,653	23,045	1,192,586	332,004

Net Asset Value, offering and redemption(2) price per share	$22.60	$11.57	$9.78	$10.84	$12.49

Class I shares:
Net Assets	$34,580,594	$2,953,618	$2,585,579

Shares of Beneficial interest outstanding(1)	1,449,867	254,463	249,347

Net Asset Value, offering and redemption price per share	$23.85	$11.61	$10.37

(1)	Unlimited number of shares of beneficial interest with a $0.01 par value, authorized.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
36  2005 SEMI-ANNUAL REPORT

Blended
Fund	Value Funds			Fixed Income
				Fund

Quaker	Quaker	Quaker		Quaker
Small-Cap	Mid-Cap	Small-Cap	Geewax Terker	Fixed Income
Trend Fund	Value Fund	Value Fund	Core Value Fund	Fund

$4,291,093	$45,398,703	$68,148,020	$2,151,412	$5,185,765
—	5,180	1,511	—	—
—	—	—	—	—
1,012	75,040	37,483	4,106	40,643
—	158,274	87,293	—	861
30,729	—	—	—	—
—	3,515	—	—	—
7,532	24,340	16,755	977	5,735

4,330,366	45,665,052	68,291,062	2,156,495	5,233,004

—	360,449	194,620	—	400,428
—	—	67,234	—	—
—	—	—	—	13,440
5,413	—	—	—	—
—	—	—	—	—
—	—	—	—	—
1,716	14,145	16,702	708	710
1,912	21,017	13,669	451	2,497
131	2,579	1,272	20	121
4,192	44,008	62,335	—	1,218

13,364	442,198	355,832	1,179	418,414

$4,317,002	$45,222,854	$67,935,230	$2,155,316	$4,814,590

$3,914,712	$38,372,019	$58,203,675	$1,870,150	$5,900,850
87,648	2,410,711	1,365,316	81,966	(1,032,439)
(36,337)	(192,059)	(255,843)	4,476	(5,236)
350,979	4,632,183	8,622,082	198,724	(48,585)

$4,317,002	$45,222,854	$67,935,230	$2,155,316	$4,814,590

$3,940,114	$40,766,520	$59,525,938	$1,952,688	$5,234,350
—	—	—	—	—
—	—	—	—	—

$2,624,401	$26,787,567	$28,270,022	$2,155,316	$2,018,372

246,827	1,744,481	1,561,040	178,954	219,255

$10.63	$15.36	$18.11	$12.04	$9.21

$11.25	$16.25	$19.16	$12.74	$9.62

	$2,248,211	$1,003,883		$498,528

	152,466	58,187		54,373

	$14.75	$17.25		$9.17

$1,540,391	$14,672,477	$8,138,921		$2,242,290

147,547	1,010,868	485,622		244,692

$10.44	$14.51	$16.76		$9.16

$152,210	$1,514,599	$30,522,404		$55,400

14,346	96,423	1,656,479		6,029

$10.61	$15.71	$18.43		$9.19

The accompanying notes are an integral part of the financial statements.
2005 SEMI-ANNUAL REPORT   37

Statements of Operations
For the Six-Month Period Ended December 31, 2005 (Unaudited)

	Growth Funds

	Quaker	Quaker	Quaker	Quaker	Quaker
	Strategic	Core	Small-Cap	Capital	Biotech Pharma-
	Growth Fund	Equity Fund	Growth Fund	Opportunities Fund	Healthcare Fund
INVESTMENT INCOME

Income:
Dividends	$4,112,625	$65,421	$18,272	$113,358	$1,141
Interest	2,349,746	1,756	732	33,830	101,710

Total Income	6,462,371	67,177	19,004	147,188	102,851

Expenses:
Investment advisory fees (note 3)	4,790,336	61,915	18,195	143,475	150,927
Fund administration, accounting, and transfer agent fees (note 3)	657,159	10,535	3,095	24,403	18,603
Custody fees	39,148	500	155	7,360	3,931
Trustee fees and meeting expenses	144,040	2,333	684	5,370	4,136
Legal fees	131,970	1,705	562	3,830	2,853
Audit fees	37,762	611	179	1,412	1,080
Distribution fees — Class A	759,829	10,689	677	16,753	18,736
Distribution fees — Class B	82,234	775	669	6,083	6,901
Distribution fees — Class C	391,540	597	1,192	63,547	22,242
Officers’ Compensation Fees	37,194	612	181	1,447	1,066
Registration and filing expenses	70,886	5,274	63	5,733	9,068
Printing expenses	70,152	1,127	331	2,608	1,991
Other operating expenses	106,607	2,582	1,370	4,074	3,275

Total expenses	7,318,857	99,255	27,353	286,095	244,809

Less:
Investment advisory fees waived & reimbursed (note 3)	—	—
Service provider fees waived (note 3)	—	—
Fees paid indirectly	116,621	—
Net expenses	7,202,236	99,255	27,353	286,095	244,809

Net investment income (loss)	(739,865)	(32,078)	(8,349)	(138,907)	(141,958)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

Net realized gain (loss) from investments (excluding short securities)	34,527,777	189,390	93,237	1,790,999	753,898
Net realized gain (loss) from short securities	110,267	—	—	—	(196,960)
Net realized gain (loss) from written options	—	—	—	(662,043)	84,978
Net realized gain (loss) from currency transactions	—	—	—	—	(539)
Net unrealized appreciation (depreciation) on investments (excluding short securities)	42,418,290	449,233	122,311	590,153	511,929
Net unrealized appreciation (depreciation) on short securities	(174,509)	—	—	—	(176,841)
Net unrealized appreciation (depreciation) on written options	—	—	—	182,065	59,133

Net realized and unrealized gain (loss) on investments and foreign currency transactions	76,881,825	638,623	215,548	1,901,174	1,035,598

Net increase (decrease) in net assets resulting from operations	$76,141,960	$606,545	$207,199	$1,762,267	$893,640

38  2005 SEMI-ANNUAL REPORT

Blended Fund	Value Funds			Fixed Income Fund

Quaker	Quaker	Quaker		Quaker
Small-Cap	Mid-Cap	Small-Cap	Geewax Terker	Fixed Income
Trend Fund	Value Fund	Value Fund	Core Value Fund	Fund

$13,933	$310,627	$268,163	$18,173	$—
464	15,616	17,449	365	106,690

14,397	326,243	285,612	18,538	106,690

28,167	305,751	378,777	10,838	13,191
4,198	52,093	56,335	1,843	3,340
1,920	10,251	8,280	658	1,740
936	11,689	12,389	407	732
638	8,601	9,455	316	575
245	3,033	3,250	107	194
3,693	49,737	31,169	2,581	1,432
—	12,232	5,097	—	2,774
7,814	72,180	37,695	—	9,822
239	2,895	3,337	108	201
1,685	5,249	6,213	70	4,857
449	5,572	6,016	197	373
750	6,578	10,573	1,423	1,147

50,734	545,861	568,586	18,548	40,378

	—	27,131	10,838	7,379
	—	—	—	3,340
	27,559	—	—	—
50,734	518,302	541,455	7,710	29,659

(36,337)	(192,059)	(255,843)	10,828	77,031

261,309	3,688,423	2,956,997	171,968	36,974
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
(117,688)	211,694	2,264,383	41,362	(116,389)
—	—	—	—	—
—	—	—	—	—

143,621	3,900,117	5,221,380	213,330	(79,415)

$107,284	$3,708,058	$4,965,537	$224,158	$(2,384)

The accompanying notes are an integral part of the financial statements.
2005 SEMI-ANNUAL REPORT   39

Statements of Changes in Net Assets
For the Six-Month Period Ended December 31, 2005 (Unaudited)

	Growth Funds

	Quaker	Quaker	Quaker	Quaker	Quaker
	Strategic	Core	Small-Cap	Capital	Biotech Pharma-
	Growth Fund	Equity Fund	Growth Fund	Opportunities Fund	Healthcare Fund
INCREASE (DECREASE) IN NET ASSETS

Operations
Net investment income (loss)	$(739,865)	$(32,078)	$(8,349)	$(138,907)	$(141,958)
Net realized gain (loss) on from investment transactions and foreign currency transactions	34,638,044	189,390	93,237	1,128,956	641,377
Change in net unrealized appreciation (depreciation) on investments	42,243,781	449,233	122,311	772,218	394,221

Net increase (decrease) in net assets resulting from operations	76,141,960	606,545	207,199	1,762,267	893,640

Distributions to shareholders from
Net investment income — Class A	—	—	—	—	—
Net investment income — Class B	—	—	—	—	—
Net investment income — Class C	—	—	—	—	—
Net investment income — Class I	—	—	—	—	—
Net realized capital gain — Class A	(37,378,459)	—	—	(1,220,487)	(72,946)
Net realized capital gain — Class B	(944,789)	—	—	(105,392)	(6,783)
Net realized capital gain — Class C	(5,012,351)	—	—	(1,109,017)	(22,125)
Net realized capital gain — Class I	(1,867,570)	—	—	—	—

Total Distributions	(45,203,169)	—	—	(2,434,896)	(101,854)

Capital share transactions
Increase (decrease) in net assets from Fund share transactions (note 9)	162,984,798	(265,525)	101,960	3,592,082	(1,300,610)

Total increase (decrease) in net assets	193,923,589	341,020	309,159	2,919,453	(508,824)

NET ASSETS

Beginning of period	645,841,903	11,456,766	3,265,460	25,078,262	20,570,877

End of period	$839,765,492	$11,797,786	$3,574,619	$27,997,715	$20,062,053

Undistributed accumulated net investment income	$—	$—	$—	$—	$—

For the Fiscal Year Ended June 30, 2005
INCREASE (DECREASE) IN NET ASSETS

Operations
Net investment income (loss)	$(3,978,102)	$(33,074)	$(31,162)	$(340,640)	$(333,579)
Net realized gain (loss) on from investment transactions and foreign currency transactions	32,156,796	202,040	254,058	2,278,682	(693,491)
Change in net unrealized appreciation (depreciation) on investments	33,698,170	(319)	98,104	198,412	441,063

Net increase (decrease) in net assets resulting from operations	61,876,864	168,647	321,000	2,136,454	(586,007)

Distributions to shareholders from
Net investment income — Class A	—	—	—	—	—
Net investment income — Class B	—	—	—	—	—
Net investment income — Class C	—	—	—	—	—
Net investment income — Class I	—	—	—	—	—
Net realized capital gain — Class A	(17,163,732)	—	—	(1,175,374)	(1,115,681)
Net realized capital gain — Class B	(760,383)	—	—	(122,389)	(110,182)
Net realized capital gain — Class C	(2,295,965)	—	—	(1,111,938)	(307,905)
Net realized capital gain — Class I	(1,053,839)	—	—	—	—

Total Distributions	(21,273,919)	—	—	(2,409,701)	(1,533,768)

Capital share transactions
Increase (decrease) in net assets from Fund share transactions (note 9)	228,982,774	(576,531)	93,740	6,246,311	6,937,375

Total increase (decrease) in net assets	269,585,719	(407,884)	414,740	5,973,064	4,817,600

NET ASSETS

Beginning of period	376,256,184	11,864,650	2,850,720	19,105,198	15,753,277

End of period	$645,841,903	$11,456,766	$3,265,460	$25,078,262	$20,570,877

Undistributed accumulated net investment income	$—	$—	$—	$—	$—

40  2005 SEMI-ANNUAL REPORT

				Fixed Income
Blended Fund	Value Funds			Fund

Quaker	Quaker	Quaker		Quaker
Small-Cap	Mid-Cap	Small-Cap	Geewax Terker	Fixed Income
Trend Fund	Value Fund	Value Fund	Core Value Fund	Fund

$(36,337)	$(192,059)	$(255,843)	$10,828	$77,031
261,309	3,688,423	2,956,997	171,968	36,974
(117,688)	211,694	2,264,383	41,362	(116,389)

107,284	3,708,058	4,965,537	224,158	(2,384)

—	—	—	(14,303)	(41,735)
—	—	—	—	(13,812)
—	—	—	—	(53,402)
—	—	—	—	(2,158)
(114,965)	(3,822,299)	(3,953,844)	(182,777)	—
—	(327,109)	(147,360)	—	—
(67,749)	(2,157,827)	(1,213,262)	—	—
(6,580)	(202,933)	(4,203,414)	—	—

(189,294)	(6,510,168)	(9,517,880)	(197,080)	(111,107)

(374,091)	(9,756,795)	16,104,620	185,376	1,177,561

(456,101)	(12,558,905)	11,552,277	212,454	1,064,070

4,773,103	57,781,759	56,382,953	1,942,862	3,750,520

$4,317,002	$45,222,854	$67,935,230	$2,155,316	$4,814,590

$—	$—	$—	$4,476	$—

$(83,401)	$(411,873)	$(367,254)	$7,951	$167,358
96,717	7,455,177	8,635,085	158,340	1,254
453,769	(1,063,478)	(2,097,992)	10,716	43,628

467,085	5,979,826	6,169,839	177,007	212,240

—	—	—	—	(49,296)
—	—	—	—	(28,967)
—	—	—	—	(85,269)
—	—	—	—	(3,826)
(9,602)	(3,205,064)	(1,788,461)	(133,227)	—
—	(244,780)	(92,969)	—	—
(4,536)	(991,828)	(485,647)	—	—
(554)	(151,089)	(2,437,586)	—	—

(14,692)	(4,592,761)	(4,804,663)	(133,227)	(167,358)

822,644	12,136,466	6,819,608	449,950	(1,502,114)

1,275,037	13,523,531	8,184,784	493,730	(1,457,232)

3,498,066	44,258,228	48,198,169	1,449,132	5,207,752

$4,773,103	$57,781,759	$56,382,953	$1,942,862	$3,750,520

$—	$—	$—	$7,951	$28,840

The accompanying notes are an integral part of the financial statements.
2005 SEMI-ANNUAL REPORT   41

Financial Highlights
Quaker Strategic Growth Fund
(For a Share Outstanding Throughout the Period)

	Class A

	For the					For the
	Six-Month					period from
	period from	Year	Year	Year	Year	July 6, 2000
	July 1, 2005 to	Ended	Ended	Ended	Ended	(commencement of
	December 31, 2005(1)	June 30,	June 30,	June 30,	June 30,	operations) to
	(Unaudited)	2005	2004	2003	2002	June 30, 2001(1)

Net asset value, beginning of period	$22.44	$20.71	$16.67	$16.03	$18.69	$22.64

Income from investment operations:
Net investment income (loss)(2)	(0.01)	(0.16)	(0.27)	(0.19)	(0.16)	0.17
Net realized and unrealized gain (loss) on investments	2.46	2.88	4.31	0.83	(2.46)	(1.24)

Total from investment operations	2.45	2.72	4.04	0.64	(2.62)	(1.07)

Distributions to shareholders from:
Net investment income	—	—	—	—	(0.04)	(0.34)
Net realized capital gain	(1.35)	(0.99)	—	—	—	(2.54)

Total distributions	(1.35)	(0.99)	—	—	(0.04)	(2.88)

Net Asset Value — End of period	$23.54	$22.44	$20.71	$16.67	$16.03	$18.69

Total Return(3)	10.93%	13.36%	24.24%	3.99%	(14.03)%	(5.06)%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$698,452	$530,271	$307,744	$149,677	$159,755	$64,637
Ratio of expenses to average net assets:
Before fees paid indirectly through commission recapture	1.90%	2.04%	2.16%	2.16%	2.20%	2.32%
After fees paid indirectly through commission recapture	1.87%	1.99%	2.16%	2.16%	2.20%	2.32%
Ratio of net investment income (loss) to average net assets:
Before fees paid indirectly through commission recapture	(0.15)%	(0.78)%	(1.41)%	(1.24)%	(0.93)%	0.88%
After fees paid indirectly through commission recapture	(0.12)%	(0.73)%	(1.41)%	(1.24)%	(0.93)%	0.88%
Portfolio turnover rate	52.02%	204.59%	332.70%	401.43%	523.87%	641.59%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
42  2005 SEMI-ANNUAL REPORT

	Class B

	For the					For the
	Six-Month					period from
	period from	Year	Year	Year	Year	August 1, 2000
	July 1, 2005 to	Ended	Ended	Ended	Ended	(commencement
	December 31, 2005(1)	June 30,	June 30,	June 30,	June 30,	of operations) to
	(Unaudited)	2005	2004	2003	2002	June 30, 2001(1)

Net asset value, beginning of period	$21.76	$20.25	$16.41	$15.90	$18.66	$22.89

Income from investment operations:
Net investment loss(2)	(0.10)	(0.31)	(0.40)	(0.31)	(0.31)	(0.06)
Net realized and unrealized gain (loss) on investments	2.37	2.81	4.24	0.82	(2.43)	(1.32)

Total from investment operations	2.27	2.50	3.84	0.51	(2.74)	(1.38)

Distributions to shareholders from:
Net investment income	—	—	—	—	(0.02)	(0.31)
Net realized capital gain	(1.35)	(0.99)	—	—	—	(2.54)

Total distributions	(1.35)	(0.99)	—	—	(0.02)	(2.85)

Net Asset Value — End of period	$22.68	$21.76	$20.25	$16.41	$15.90	$18.66

Total Return(3)	10.44%	12.56%	23.40%	3.21%	(14.69)%	(6.33)%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$16,633	$16,106	$16,186	$14,054	$9,077	$2,023
Ratio of expenses to average net assets:
Before fees paid indirectly through commission recapture	2.65%	2.79%	2.91%	2.91%	2.95%	3.07%
After fees paid indirectly through commission recapture	2.62%	2.74%	2.91%	2.91%	2.95%	3.07%
Ratio of net investment income (loss) to average net assets:
Before fees paid indirectly through commission recapture	(0.90)%	(1.53)%	(2.16)%	(1.99)%	(1.68)%	0.13%
After fees paid indirectly through commission recapture	(0.87)%	(1.48)%	(2.16)%	(1.99)%	(1.68)%	0.13%
Portfolio turnover rate	52.02%	204.59%	332.70%	401.43%	523.87%	641.59%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
The accompanying notes are an integral part of the financial statements.
2005 SEMI-ANNUAL REPORT   43

Financial Highlights
Quaker Strategic Growth Fund
(For a Share Outstanding Throughout the Period)

	Class C

	For the					For the
	Six-Month					period from
	period from	Year	Year	Year	Year	July 11, 2000
	July 1, 2005 to	Ended	Ended	Ended	Ended	(commencement
	December 31, 2005(1)	June 30,	June 30,	June 30,	June 30,	of operations) to
	(Unaudited)	2005	2004	2003	2002	June 30, 2001(1)

Net asset value, beginning of period	$21.68	$20.18	$16.36	$15.85	$18.59	$22.83

Income from investment operations:
Net investment loss(2)	(0.10)	(0.31)	(0.41)	(0.31)	(0.30)	(0.01)
Net realized and unrealized gain (loss) on investments	2.37	2.80	4.23	0.82	(2.42)	(1.39)

Total from investment operations	2.27	2.49	3.82	0.51	(2.72)	(1.40)

Distributions to shareholders from:
Net investment income	—	—	—	—	(0.02)	(0.30)
Net realized capital gain	(1.35)	(0.99)	—	—	—	(2.54)

Total distributions	(1.35)	(0.99)	—	—	(0.02)	(2.84)

Net Asset Value — End of period	$22.60	$21.68	$20.18	$16.36	$15.85	$18.59

Total Return(3)	10.48%	12.55%	23.35%	3.22%	(14.66)%	(6.49)%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$90,100	$66,958	$37,559	$15,047	$5,376	$1,469
Ratio of expenses to average net assets:
Before fees paid indirectly through commission recapture	2.65%	2.79%	2.91%	2.91%	2.95%	3.07%
After fees paid indirectly through commission recapture	2.62%	2.74%	2.91%	2.91%	2.95%	3.07%
Ratio of net investment income (loss) to average net assets:
Before fees paid indirectly through commission recapture	(0.90)%	(1.53)%	(2.16)%	(1.99)%	(1.68)%	0.13%
After fees paid indirectly through commission recapture	(0.87)%	(1.48)%	(2.16)%	(1.99)%	(1.68)%	0.13%
Portfolio turnover rate	52.02%	204.59%	332.70%	401.43%	523.87%	641.59%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
44  2005 SEMI-ANNUAL REPORT

	Institutional Class

	For the					For the
	Six-Month					period from
	period from	Year	Year	Year	Year	July 20, 2000
	July 1, 2005 to	Ended	Ended	Ended	Ended	(commencement
	December 31, 2005(1)	June 30,	June 30,	June 30,	June 30,	of operations) to
	(Unaudited)	2005	2004	2003	2002	June 30, 2001(1)

Net asset value, beginning of period	$22.70	$20.88	$16.76	$16.08	$18.72	$23.16

Income from investment operations:
Net investment income (loss)(2)	0.01	(0.10)	(0.22)	(0.15)	(0.09)	0.28
Net realized and unrealized gain (loss) on investments	2.49	2.91	4.34	0.83	(2.50)	(1.82)

Total from investment operations	2.50	2.81	4.12	0.68	(2.59)	(1.54)

Distributions to shareholders from:
Net investment income	—	—	—	—	(0.05)	(0.36)
Net realized capital gain	(1.35)	(0.99)	—	—	—	(2.54)

Total distributions	(1.35)	(0.99)	—	—	(0.05)	(2.90)

Net Asset Value — End of period	$23.85	$22.70	$20.88	$16.76	$16.08	$18.72

Total Return(3)	11.02%	13.69%	24.58%	4.23%	(13.86)%	(6.92)%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$34,581	$32,506	$14,767	$4,676	$4,740	$4,229
Ratio of expenses to average net assets:
Before fees paid indirectly through commission recapture	1.65%	1.79%	1.91%	1.91%	1.95%	2.07%
After fees paid indirectly through commission recapture	1.62%	1.74%	1.91%	1.91%	1.95%	2.07%
Ratio of net investment income (loss) to average net assets:
Before fees paid indirectly through commission recapture	0.10%	(0.53)%	(1.16)%	(1.32)%	(0.68)%	1.13%
After fees paid indirectly through commission recapture	0.13%	(0.48)%	(1.16)%	(1.32)%	(0.68)%	1.13%
Portfolio turnover rate	52.02%	204.59%	332.70%	401.43%	523.87%	641.59%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
The accompanying notes are an integral part of the financial statements.
2005 SEMI-ANNUAL REPORT   45

Financial Highlights
Quaker Core Equity Fund
(For a Share Outstanding Throughout the Period)

	Class A

	For the
	Six-Month
	period from	Year	Year	Year	Year	Year
	July 1, 2005 to	Ended	Ended	Ended	Ended	Ended
	December 31, 2005(1)	June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$11.49	$11.35	$9.69	$9.64	$12.48	$20.31

Income from investment operations:
Net investment loss(2)	(0.04)	(0.04)	(0.11)	(0.11)	(0.15)	(0.25)
Net realized and unrealized gain (loss) on investments	0.65	0.18	1.77	0.16	(2.69)	(7.28)

Total from investment operations	0.61	0.14	1.66	0.05	(2.84)	(7.53)

Distributions to shareholders from:
Net realized capital gain	—	—	—	—	—	(0.30)

Total distributions	—	—	—	—	—	(0.30)

Net Asset Value — End of period	$12.10	$11.49	$11.35	$9.69	$9.64	$12.48

Total Return(3)	5.31%	1.23%	17.13%	0.52%	(22.76)%	(37.33)%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$8,600	$8,290	$8,604	$7,687	$10,504	$13,888
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	1.73%	1.93%	2.10%	2.02%	2.21%	2.11%
After expense reimbursements and waived fees	1.73%	1.93%	2.10%	2.02%	2.21%	2.11%
Ratio of net investment loss to average net assets:
Before expense reimbursements and waived fees	(0.59)%	(0.33)%	(1.03)%	(1.18)%	(1.32)%	(1.58)%
After expense reimbursements and waived fees	(0.59)%	(0.33)%	(1.03)%	(1.18)%	(1.32)%	(1.58)%
Portfolio turnover rate	53.39%	88.76%	239.70%	223.82%	124.48%	127.53%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
46  2005 SEMI-ANNUAL REPORT

	Class B

	For the					For the
	Six-Month					period from
	period from	Year	Year	Year	Year	November 14, 2000
	July 1, 2005 to	Ended	Ended	Ended	Ended	(commencement
	December 31, 2005(1)	June 30,	June 30,	June 30,	June 30,	of operations) to
	(Unaudited)	2005	2004	2003	2002	June 30, 2001(1)

Net asset value, beginning of period	$11.10	$11.04	$9.50	$9.52	$12.42	$16.97

Income from investment operations:
Net investment loss(2)	(0.08)	(0.12)	(0.19)	(0.17)	(0.23)	(0.19)
Net realized and unrealized gain (loss) on investments	0.62	0.18	1.73	0.15	(2.67)	(4.06)

Total from investment operations	0.54	0.06	1.54	(0.02)	(2.90)	(4.25)

Distributions to shareholders from:
Net realized capital gain	—	—	—	—	—	(0.30)

Total distributions	—	—	—	—	—	(0.30)

Net Asset Value — End of period	$11.64	$11.10	$11.04	$9.50	$9.52	$12.42

Total Return(3)	4.86%	0.54%	16.21%	(0.21)%	(23.35)%	(25.36)%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$144	$167	$199	$124	$89	$112
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	2.48%	2.68%	2.85%	2.77%	2.96%	2.86%
After expense reimbursements and waived fees	2.48%	2.68%	2.85%	2.77%	2.96%	2.86%
Ratio of net investment loss to average net assets:
Before expense reimbursements and waived fees	(1.34)%	(1.08)%	(1.78)%	(1.93)%	(2.07)%	(2.33)%
After expense reimbursements and waived fees	(1.34)%	(1.08)%	(1.78)%	(1.93)%	(2.07)%	(2.33)%
Portfolio turnover rate	53.39%	88.76%	239.70%	223.82%	124.48%	127.53%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
The accompanying notes are an integral part of the financial statements.
2005 SEMI-ANNUAL REPORT   47

Financial Highlights
Quaker Core Equity Fund
(For a Share Outstanding Throughout the Period)

	Class C

	For the
	Six-Month
	period from	Year	Year	Year	Year	Year
	July 1, 2005 to	Ended	Ended	Ended	Ended	Ended
	December 31, 2005(1)	June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$11.03	$10.97	$9.44	$9.46	$12.34	$20.33

Income from investment operations:
Net investment loss(2)	(0.08)	(0.13)	(0.18)	(0.18)	(0.23)	(0.34)
Net realized and unrealized gain (loss) on investments	0.62	0.19	1.71	0.16	(2.65)	(7.35)

Total from investment operations	0.54	0.06	1.53	(0.02)	(2.88)	(7.69)

Distributions to shareholders from:
Net realized capital gain	—	—	—	—	—	(0.30)

Total distributions	—	—	—	—	—	(0.30)

Net Asset Value — End of period	$11.57	$11.03	$10.97	$9.44	$9.46	$12.34

Total Return(3)	4.90%	0.55%	16.21%	(0.21)%	(23.34)%	(38.09)%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$100	$143	$168	$310	$408	$550
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	2.48%	2.68%	2.85%	2.77%	2.96%	2.86%
After expense reimbursements and waived fees	2.48%	2.68%	2.85%	2.77%	2.96%	2.86%
Ratio of net investment loss to average net assets:
Before expense reimbursements and waived fees	(1.34)%	(1.08)%	(1.78)%	(1.93)%	(2.07)%	(2.34)%
After expense reimbursements and waived fees	(1.34)%	(1.08)%	(1.78)%	(1.93)%	(2.07)%	(2.34)%
Portfolio turnover rate	53.39%	88.76%	239.70%	223.82%	124.48%	127.53%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
48  2005 SEMI-ANNUAL REPORT

	Institutional Class

	For the					For the
	Six-Month					period from
	period from	Year	Year	Year	Year	July 14, 2000
	July 1, 2005 to	Ended	Ended	Ended	Ended	(commencement
	December 31, 2005(1)	June 30,	June 30,	June 30,	June 30,	of operations) to
	(Unaudited)	2005	2004	2003	2002	June 30, 2001(1)

Net asset value, beginning of period	$11.01	$10.84	$9.23	$9.16	$11.83	$20.37

Income from investment operations:
Net investment loss(2)	(0.02)	(0.01)	(0.08)	(0.08)	(0.11)	(0.18)
Net realized and unrealized gain (loss) on investments	0.62	0.18	1.69	0.15	(2.56)	(8.06)

Total from investment operations	0.60	0.17	1.61	0.07	(2.67)	(8.24)

Distributions to shareholders from:
Net realized capital gain	—	—	—	—	—	(0.30)

Total distributions	—	—	—	—	—	(0.30)

Net Asset Value — End of period	$11.61	$11.01	$10.84	$9.23	$9.16	$11.83

Total Return(3)	5.45%	1.57%	17.44%	0.76%	(22.57)%	(40.71)%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$2,954	$2,857	$2,894	$2,511	$2,387	$4,252
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	1.48%	1.68%	1.85%	1.77%	1.96%	1.86%
After expense reimbursements and waived fees	1.48%	1.68%	1.85%	1.77%	1.96%	1.86%
Ratio of net investment loss to average net assets:
Before expense reimbursements and waived fees	(0.34)%	(0.08)%	(0.78)%	(0.93)%	(1.07)%	(1.33)%
After expense reimbursements and waived fees	(0.34)%	(0.08)%	(0.78)%	(0.93)%	(1.07)%	(1.33)%
Portfolio turnover rate	53.39%	88.76%	239.70%	223.82%	124.48%	127.53%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
The accompanying notes are an integral part of the financial statements.
2005 SEMI-ANNUAL REPORT   49

Financial Highlights
Quaker Small-Cap Growth Fund
(For a Share Outstanding Throughout the Period)

	Class A

	For the					For the
	Six-Month					period from
	period from	Year	Year	Year	Year	June 14, 2001
	July 1, 2005 to	Ended	Ended	Ended	Ended	(commencement
	December 31, 2005(1)	June 30,	June 30,	June 30,	June 30,	of operations) to
	(Unaudited)	2005	2004	2003	2002	June 30, 2001(1)

Net asset value, beginning of period	$9.50	$8.57	$6.71	$7.71	$8.89	$8.71

Income from investment operations:
Net investment loss(2)	(0.03)	(0.10)	(0.13)	(0.15)	(0.20)	(0.01)
Net realized and unrealized gain (loss) on investments	0.62	1.03	1.99	(0.85)	(0.98)	0.19

Total from investment operations	0.59	0.93	1.86	(1.00)	(1.18)	0.18

Net Asset Value — End of period	$10.09	$9.50	$8.57	$6.71	$7.71	$8.89

Total Return(3)	6.21%	10.85%	27.72%	(12.97)%	(13.27)%	2.07%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$629	$484	$291	$117	$140	$31
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	1.68%	2.05%	2.09%	2.63%	2.61%	2.86%
After expense reimbursements and waived fees	1.68%	2.05%	2.09%	2.63%	2.61%	2.26%
Ratio of net investment loss to average net assets:
Before expense reimbursements and waived fees	(0.59)%	(1.15)%	(1.62)%	(2.20)%	(2.35)%	(2.49)%
After expense reimbursements and waived fees	(0.59)%	(1.15)%	(1.62)%	(2.20)%	(2.35)%	(2.02)%
Portfolio turnover rate	42.17%	115.81%	191.91%	250.36%	154.51%	151.73%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
50  2005 SEMI-ANNUAL REPORT

	Class B

	For the					For the
	Six-Month					period from
	period from	Year	Year	Year	Year	March 15, 2001
	July 1, 2005 to	Ended	Ended	Ended	Ended	(commencement
	December 31, 2005(1)	June 30,	June 30,	June 30,	June 30,	of operations) to
	(Unaudited)	2005	2004	2003	2002	June 30, 2001(1)

Net asset value, beginning of period	$9.19	$8.35	$6.61	$7.67	$8.90	$7.96

Income from investment operations:
Net investment loss(2)	(0.06)	(0.16)	(0.19)	(0.19)	(0.25)	(0.06)
Net realized and unrealized gain (loss) on investments	0.59	1.00	1.93	(0.87)	(0.98)	1.00

Total from investment operations	0.53	0.84	1.74	(1.06)	(1.23)	0.94

Net Asset Value — End of period	$9.72	$9.19	$8.35	$6.61	$7.67	$8.90

Total Return(3)	5.77%	10.06%	26.32%	(13.82)%	(13.82)%	11.81%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$135	$128	$126	$65	$34	$27
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	2.43%	2.80%	2.84%	3.38%	3.36%	3.61%
After expense reimbursements and waived fees	2.43%	2.80%	2.84%	3.38%	3.36%	3.01%
Ratio of net investment loss to average net assets:
Before expense reimbursements and waived fees	(1.34)%	(1.90)%	(2.37)%	(2.95)%	(3.10)%	(3.24)%
After expense reimbursements and waived fees	(1.34)%	(1.90)%	(2.37)%	(2.95)%	(3.10)%	(2.77)%
Portfolio turnover rate	42.17%	115.81%	191.91%	250.36%	154.51%	151.73%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
The accompanying notes are an integral part of the financial statements.
2005 SEMI-ANNUAL REPORT   51

Financial Highlights
Quaker Small-Cap Growth Fund
(For a Share Outstanding Throughout the Period)

	Class C

	For the				For the
	Six-Month				period from
	period from	Year	Year	Year	October 17, 2001
	July 1, 2005 to	Ended	Ended	Ended	(commencement
	December 31, 2005(1)	June 30,	June 30,	June 30,	of operations) to
	(Unaudited)	2005	2004	2003	June 30, 2002(1)

Net asset value, beginning of period	$9.24	$8.40	$6.64	$7.67	$7.50

Income from investment operations:
Net investment loss(2)	(0.06)	(0.16)	(0.19)	(0.19)	(0.20)
Net realized and unrealized gain (loss) on investments	0.60	1.00	1.95	(0.84)	0.37

Total from investment operations	0.54	0.84	1.76	(1.03)	0.17

Net Asset Value — End of period	$9.78	$9.24	$8.40	$6.64	$7.67

Total Return(3)	5.84%	10.00%	26.51%	(13.43)%	2.27%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$225	$229	$272	$174	$66
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	2.43%	2.80%	2.84%	3.38%	3.36%
After expense reimbursements and waived fees	2.43%	2.80%	2.84%	3.38%	3.36%
Ratio of net investment loss to average net assets:
Before expense reimbursements and waived fees	(1.34)%	(1.90)%	(2.37)%	(2.95)%	(3.10)%
After expense reimbursements and waived fees	(1.34)%	(1.90)%	(2.37)%	(2.95)%	(3.10)%
Portfolio turnover rate	42.17%	115.81%	191.91%	250.36%	154.51%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
52  2005 SEMI-ANNUAL REPORT

	Institutional Class

	For the					For the
	Six-Month					period from
	period from	Year	Year	Year	Year	September 18, 2000
	July 1, 2005 to	Ended	Ended	Ended	Ended	(commencement of
	December 31, 2005(1)	June 30,	June 30,	June 30,	June 30,	operations) to
	(Unaudited)	2005	2004	2003	2002	June 30, 2001(1)

Net asset value, beginning of period	$9.75	$8.78	$6.86	$7.77	$8.93	$10.00

Income from investment operations:
Net investment loss(2)	(0.02)	(0.08)	(0.11)	(0.12)	(0.17)	(0.11)
Net realized and unrealized gain (loss) on investments	0.64	1.05	2.03	(0.79)	(0.99)	(0.96)

Total from investment operations	0.62	0.97	1.92	(0.91)	(1.16)	(1.07)

Net Asset Value — End of period	$10.37	$9.75	$8.78	$6.86	$7.77	$8.93

Total Return(3)	6.36%	11.05%	27.99%	(11.71)%	(12.99)%	(10.70)%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$2,586	$2,424	$2,162	$1,680	$3,593	$3,978
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	1.43%	1.80%	1.84%	2.38%	2.36%	2.61%
After expense reimbursements and waived fees	1.43%	1.80%	1.84%	2.38%	2.36%	2.01%
Ratio of net investment loss to average net assets:
Before expense reimbursements and waived fees	(0.34)%	(0.90)%	(1.37)%	(1.95)%	(2.10)%	(2.24)%
After expense reimbursements and waived fees	(0.34)%	(0.90)%	(1.37)%	(1.95)%	(2.10)%	(1.77)%
Portfolio turnover rate	42.17%	115.81%	191.91%	250.36%	154.51%	151.73%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
The accompanying notes are an integral part of the financial statements.
2005 SEMI-ANNUAL REPORT   53

Financial Highlights
Quaker Capital Opportunities Fund
(For a Share Outstanding Throughout the Period)

	Class A

					For the
	For the Six-Month				period from
	period from	Year	Year	Year	January 31, 2002
	July 1, 2005 to	Ended	Ended	Ended	(commencement of
	December 31, 2005(1)	June 30,	June 30,	June 30,	operations) to
	(Unaudited)	2005	2004	2003	June 30, 2002(1)

Net asset value, beginning of period	$11.29	$11.45	$9.05	$9.43	$10.00

Income from investment operations:
Net investment loss(2)	(0.04)	(0.12)	(0.13)	(0.03)	(0.04)
Net realized and unrealized gain (loss) on investments	0.84	1.19	2.64	(0.35)	(0.53)

Total from investment operations	0.80	1.07	2.51	(0.38)	(0.57)

Distributions to shareholders from:
Net realized capital gain	(1.02)	(1.23)	(0.11)	—	—

Total distributions	(1.02)	(1.23)	(0.11)	—	—

Net Asset Value — End of period	$11.07	$11.29	$11.45	$9.05	$9.43

Total Return(3)	7.05%	9.66%	27.83%	(4.03)%	(5.70)%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$13,881	$11,970	$7,250	$2,868	$2,044
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	1.71%	1.95%	1.98%	2.05%	2.53%
After expense reimbursements and waived fees	1.71%	1.95%	1.98%	2.05%	2.53%
Ratio of net investment loss to average net assets:
Before expense reimbursements and waived fees	(0.63)%	(1.08)%	(1.12)%	(0.28)%	(1.09)%
After expense reimbursements and waived fees	(0.63)%	(1.08)%	(1.12)%	(0.28)%	(1.09)%
Portfolio turnover rate	86.04%	226.62%	230.58%	692.80%	180.94%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
54  2005 SEMI-ANNUAL REPORT

	Class B

					For the
	For the Six-Month				period from
	period from	Year	Year	Year	May 2, 2002
	July 1, 2005 to	Ended	Ended	Ended	(commencement of
	December 31, 2005(1)	June 30,	June 30,	June 30,	operations) to
	(Unaudited)	2005	2004	2003	June 30, 2002(1)

Net asset value, beginning of period	$11.12	$11.38	$9.05	$9.50	$10.01

Income from investment operations:
Net investment loss(2)	(0.08)	(0.21)	(0.19)	(0.08)	(0.03)
Net realized and unrealized gain (loss) on investments	0.83	1.18	2.63	(0.37)	(0.48)

Total from investment operations	0.75	0.97	2.44	(0.45)	(0.51)

Distributions to shareholders from:
Net realized capital gain	(1.02)	(1.23)	(0.11)	—	—

Total distributions	(1.02)	(1.23)	(0.11)	—	—

Net Asset Value — End of period	$10.85	$11.12	$11.38	$9.05	$9.50

Total Return(3)	6.70%	8.80%	27.05%	(4.74)%	(5.10)%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$1,185	$1,176	$1,098	$926	$374
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	2.46%	2.70%	2.73%	2.80%	3.28%
After expense reimbursements and waived fees	2.46%	2.70%	2.73%	2.80%	3.28%
Ratio of net investment loss to average net assets:
Before expense reimbursements and waived fees	(1.38)%	(1.83)%	(1.87)%	(1.03)%	(1.84)%
After expense reimbursements and waived fees	(1.38)%	(1.83)%	(1.87)%	(1.03)%	(1.84)%
Portfolio turnover rate	86.04%	226.62%	230.58%	692.80%	180.94%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
The accompanying notes are an integral part of the financial statements.
2005 SEMI-ANNUAL REPORT   55

Financial Highlights
Quaker Capital Opportunities Fund
(For a Share Outstanding Throughout the Period)

	Class C

					For the
	For the Six-Month				period from
	period from July 1,	Year	Year	Year	May 2, 2002
	2005 to	Ended	Ended	Ended	(commencement of
	December 31, 2005(1)	June 30,	June 30,	June 30,	operations) to
	(Unaudited)	2005	2004	2003	June 30, 2002(1)

Net asset value, beginning of period	$11.12	$11.38	$9.05	$9.50	$10.01

Income from investment operations:
Net investment loss(2)	(0.08)	(0.21)	(0.19)	(0.09)	(0.03)
Net realized and unrealized gain (loss) on investments	0.82	1.18	2.63	(0.36)	(0.48)

Total from investment operations	0.74	0.97	2.44	(0.45)	(0.51)

Distributions to shareholders from:
Net realized capital gain	(1.02)	(1.23)	(0.11)	—	—

Total distributions	(1.02)	(1.23)	(0.11)	—	—

Net Asset Value — End of period	$10.84	$11.12	$11.38	$9.05	$9.50

Total Return(3)	6.61%	8.80%	27.05%	(4.74)%	(5.10)%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$12,931	$11,932	$10,757	$8,735	$2,108
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	2.46%	2.70%	2.73%	2.80%	3.28%
After expense reimbursements and waived fees	2.46%	2.70%	2.73%	2.80%	3.28%
Ratio of net investment loss to average net assets:
Before expense reimbursements and waived fees	(1.38)%	(1.83)%	(1.87)%	(1.03)%	(1.84)%
After expense reimbursements and waived fees	(1.38)%	(1.83)%	(1.87)%	(1.03)%	(1.84)%
Portfolio turnover rate	86.04%	226.62%	230.58%	692.80%	180.94%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
56  2005 SEMI-ANNUAL REPORT

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Financial Highlights
Quaker Biotech Pharma-Healthcare Fund
(For a Share Outstanding Throughout the Period)

	Class A				Class B

	For the			For the				For the
	Six-Month			period from	For the			period from
	period from	Year	Year	October 14, 2002	Six-Month period from	Year	Year	September 23, 2002
	July 1, 2005 to	Ended	Ended	(commencement	July 1, 2005 to	Ended	Ended	(commencement of
	December 31, 2005(1)	June 30,	June 30,	of operations) to	December 31, 2005(1)	June 30,	June 30,	operations) to
	(Unaudited)	2005	2004	June 30, 2003(1)	(Unaudited)	2005	2004	June 30, 2003(1)

Net asset value, beginning of period	$12.30	$13.64	$11.83	$10.00	$12.04	$13.47	$11.77	$10.00

Income from investment operations:
Net investment loss(2)	(0.08)	(0.19)	(0.28)	(0.08)	(0.12)	(0.29)	(0.37)	(0.08)
Net realized and unrealized gain (loss) on investments	0.64	(0.22)	2.80	1.91	0.62	(0.21)	2.78	1.85

Total from investment operations	0.56	(0.41)	2.52	1.83	0.50	(0.50)	2.41	1.77

Distributions to shareholders from:
Net realized capital gain	(0.06)	(0.93)	(0.71)	—	(0.06)	(0.93)	(0.71)	—

Total distributions	(0.06)	(0.93)	(0.71)	—	(0.06)	(0.93)	(0.71)	—

Net Asset Value — End of period	$12.80	$12.30	$13.64	$11.83	$12.48	$12.04	$13.47	$11.77

Total Return(3)	4.59%	(3.22)%	21.97%	18.30%	4.19%	(3.95)%	21.12%	17.70%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$14,589	$15,295	$9,908	$2,611	$1,326	$1,238	$1,761	$1,565
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	2.14%	2.31%	2.41%	2.68%	2.89%	3.06%	3.16%	3.43%
After expense reimbursements and waived fees	2.14%	2.31%	2.41%	2.64%	2.89%	3.06%	3.16%	3.39%
Ratio of net investment loss to average net assets:
Before expense reimbursements and waived fees	(1.15)%	(1.56)%	(2.15)%	(2.22)%	(1.90)%	(2.31)%	(2.90)%	(2.97)%
After expense reimbursements and waived fees	(1.15)%	(1.56)%	(2.15)%	(2.18)%	(1.90)%	(2.31)%	(2.90)%	(2.93)%
Portfolio turnover rate	99.12%	272.82%	139.37%	108.76%	99.12%	272.82%	139.37%	108.76%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
58  2005 SEMI-ANNUAL REPORT

	Class C

	For the			For the
	Six-Month			period from
	period from	Year	Year	November 20, 2002
	July 1, 2005 to	Ended	Ended	(commencement of
	December 31, 2005(1)	June 30,	June 30,	operations) to
	(Unaudited)	2005	2004	June 30, 2003(1)

Net asset value, beginning of period	$12.05	$13.48	$11.78	$10.02

Income from investment operations:
Net investment loss(2)	(0.12)	(0.28)	(0.37)	(0.09)
Net realized and unrealized gain (loss) on investments	0.62	(0.22)	2.78	1.85

Total from investment operations	0.50	(0.50)	2.41	1.76

Distributions to shareholders from:
Net realized capital gain	(0.06)	(0.93)	(0.71)	—

Total distributions	(0.06)	(0.93)	(0.71)	—

Net Asset Value — End of period	$12.49	$12.05	$13.48	$11.78

Total Return(3)	4.18%	(3.95)%	21.11%	17.57%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$4,147	$4,038	$4,084	$1,588
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	2.89%	3.06%	3.16%	3.43%
After expense reimbursements and waived fees	2.89%	3.06%	3.16%	3.39%
Ratio of net investment loss to average net assets:
Before expense reimbursements and waived fees	(1.90)%	(2.31)%	(2.90)%	(2.97)%
After expense reimbursements and waived fees	(1.90)%	(2.31)%	(2.90)%	(2.93)%
Portfolio turnover rate	99.12%	272.82%	139.37%	108.76%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
The accompanying notes are an integral part of the financial statements.
2005 SEMI-ANNUAL REPORT   59

Financial Highlights
Quaker Small-Cap Trend Fund
(For a Share Outstanding Throughout the Period)

	Class A			Class C

	For the		For the	For the		For the
	Six-Month		period from	Six-Month		period from
	period from	Year	February 17, 2004	period from	Year	February 17, 2004
	July 1, 2005 to	Ended	(commencement	July 1, 2005 to	Ended	(commencement
	December 31, 2005(1)	June 30,	of operations) to	December 31, 2005(1)	June 30,	of operations) to
	(Unaudited)	2005	June 30, 2004(1)	(Unaudited)	2005	June 30, 2004(1)

Net asset value, beginning of period	$10.83	$9.94	$10.00	$10.68	$9.89	$10.00

Income from investment operations:
Net investment loss(2)	(0.07)	(0.17)	(0.03)	(0.11)	(0.24)	(0.05)
Net realized and unrealized gain (loss) on investments	0.35	1.09	(0.03)	0.35	1.06	(0.06)

Total from investment operations	0.28	0.92	(0.06)	0.24	0.82	(0.11)

Distributions to shareholders from:
Net realized capital gain	(0.48)	(0.03)	—	(0.48)	(0.03)	—

Total distributions	(0.48)	(0.03)	—	(0.48)	(0.03)	—

Net Asset Value — End of period	$10.63	$10.83	$9.94	$10.44	$10.68	$9.89

Total Return(3)	2.53%	9.28%	(0.60)%	2.19%	8.31%	(1.10)%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$2,624	$3,003	$2,116	$1,540	$1,570	$1,056
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	1.92%	2.34%	2.90%	2.67%	3.09%	3.65%
After expense reimbursements and waived fees	1.92%	2.13%	2.02%	2.67%	2.88%	2.77%
Ratio of net investment loss to average net assets:
Before expense reimbursements and waived fees	(1.31)%	(1.87)%	(1.97)%	(2.06)%	(2.62)%	(2.72)%
After expense reimbursements and waived fees	(1.31)%	(1.66)%	(1.09)%	(2.06)%	(2.41)%	(1.84)%
Portfolio turnover rate	14.24%	34.99%	8.16%	14.24%	34.99%	8.16%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
60  2005 SEMI-ANNUAL REPORT

	Institutional Class

	For the		For the
	Six-Month		period from
	period from	Year	February 17, 2004
	July 1, 2005 to	Ended	(commencement
	December 31, 2005(1)	June 30,	of operations) to
	(Unaudited)	2005	June 30, 2004(1)

Net asset value, beginning of period	$10.80	$9.92	$10.00

Income from investment operations:
Net investment loss(2)	(0.06)	(0.12)	(0.03)
Net realized and unrealized gain (loss) on investments	0.35	1.05	(0.05)

Total from investment operations	0.29	0.91	(0.08)

Distributions to shareholders from:
Net realized capital gain	(0.48)	(0.03)	—

Total distributions	(0.48)	(0.03)	—

Net Asset Value — End of period	$10.61	$10.80	$9.92

Total Return(3)	2.63%	9.20%	(0.80)%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$152	$200	$326
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	1.67%	2.09%	2.65%
After expense reimbursements and waived fees	1.67%	1.88%	1.77%
Ratio of net investment loss to average net assets:
Before expense reimbursements and waived fees	(1.07)%	(1.62)%	(1.72)%
After expense reimbursements and waived fees	(1.07)%	(1.41)%	(0.84)%
Portfolio turnover rate	14.24%	34.99%	8.16%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
The accompanying notes are an integral part of the financial statements.
2005 SEMI-ANNUAL REPORT   61

Financial Highlights
Quaker Mid-Cap Value Fund
(For a Share Outstanding Throughout the Period)

	Class A

	For the
	Six-Month
	period from	Year	Year	Year	Year	Year
	July 1, 2005 to	Ended	Ended	Ended	Ended	Ended
	December 31, 2005(1)	June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$16.67	$16.03	$10.75	$11.80	$11.41	$10.75

Income from investment operations:
Net investment loss(2)	(0.04)	(0.09)	(0.13)	(0.01)	(0.11)	(0.13)
Net realized and unrealized gain (loss) on investments	1.16	2.09	5.41	(0.54)	0.84	0.87

Total from investment operations	1.12	2.00	5.28	(0.55)	0.73	0.74

Distributions to shareholders from:
Net realized capital gain	(2.43)	(1.36)	—	(0.50)	(0.34)	(0.08)

Total distributions	(2.43)	(1.36)	—	(0.50)	(0.34)	(0.08)

Net Asset Value — End of period	$15.36	$16.67	$16.03	$10.75	$11.80	$11.41

Total Return(3)	6.64%	12.57%	49.12%	(3.99)%	6.45%	6.95%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$26,788	$40,198	$30,393	$8,143	$5,168	$1,405
Ratio of expenses to average net assets:
Before fees paid indirectly through commission recapture	1.66%	1.84%	2.01%	2.11%	2.14%	2.63%
After fees paid indirectly through commission recapture	1.57%	1.66%	2.01%	2.11%	2.14%	2.63%
Ratio of net investment loss to average net assets:
Before fees paid indirectly through commission recapture	(0.54)%	(0.73)%	(0.84)%	0.02%	(0.83)%	(1.05)%
After fees paid indirectly through commission recapture	(0.45)%	(0.55)%	(0.84)%	0.02%	(0.83)%	(1.05)%
Portfolio turnover rate	34.58%	186.72%	134.73%	122.76%	106.60%	195.06%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
62  2005 SEMI-ANNUAL REPORT

	Class B

	For the					For the
	Six-Month					period from
	period from	Year	Year	Year	Year	January 4, 2001
	July 1, 2005 to	Ended	Ended	Ended	Ended	(commencement
	December 31, 2005(1)	June 30,	June 30,	June 30,	June 30,	of operations) to
	(Unaudited)	2005	2004	2003	2002	June 30, 2001(1)

Net asset value, beginning of period	$16.16	$15.69	$10.60	$11.71	$11.38	$10.41

Income from investment operations:
Net investment loss(2)	(0.10)	(0.20)	(0.21)	(0.07)	(0.21)	(0.07)
Net realized and unrealized gain (loss) on investments	1.12	2.03	5.30	(0.54)	0.88	1.04

Total from investment operations	1.02	1.83	5.09	(0.61)	0.67	0.97

Distributions to shareholders from:
Net realized capital gain	(2.43)	(1.36)	—	(0.50)	(0.34)	—

Total distributions	(2.43)	(1.36)	—	(0.50)	(0.34)	—

Net Asset Value — End of period	$14.75	$16.16	$15.69	$10.60	$11.71	$11.38

Total Return(3)	6.23%	11.73%	48.02%	(4.56)%	5.93%	0.89%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$2,248	$2,452	$3,055	$2,211	$2,515	$520
Ratio of expenses to average net assets:
Before fees paid indirectly through commission recapture	2.41%	2.59%	2.76%	2.86%	2.89%	3.38%
After fees paid indirectly through commission recapture	2.32%	2.41%	2.76%	2.86%	2.89%	3.38%
Ratio of net investment loss to average net assets:
Before fees paid indirectly through commission recapture	(1.29)%	(1.48)%	(1.59)%	(0.73)%	(1.58)%	(1.80)%
After fees paid indirectly through commission recapture	(1.20)%	(1.30)%	(1.59)%	(0.73)%	(1.58)%	(1.80)%
Portfolio turnover rate	34.58%	186.72%	134.73%	122.76%	106.60%	195.06%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
The accompanying notes are an integral part of the financial statements.
2005 SEMI-ANNUAL REPORT   63

Financial Highlights
Quaker Mid-Cap Value Fund
(For a Share Outstanding Throughout the Period)

	Class C

						For the
	For the Six-Month					period from
	period from	Year	Year	Year	Year	July 31, 2000
	July 1, 2005 to	Ended	Ended	Ended	Ended	(commencement
	December 31, 2005(1)	June 30,	June 30,	June 30,	June 30,	of operations) to
	(Unaudited)	2005	2004	2003	2002	June 30, 2001(1)

Net asset value, beginning of period	$15.94	$15.49	$10.47	$11.59	$11.31	$10.00

Income from investment operations:
Net investment loss(2)	(0.09)	(0.20)	(0.21)	(0.07)	(0.20)	(0.18)
Net realized and unrealized gain (loss) on investments	1.09	2.01	5.23	(0.55)	0.82	1.57

Total from investment operations	1.00	1.81	5.02	(0.62)	0.62	1.39

Distributions to shareholders from:
Net realized capital gain	(2.43)	(1.36)	—	(0.50)	(0.34)	(0.08)

Total distributions	(2.43)	(1.36)	—	(0.50)	(0.34)	(0.08)

Net Asset Value — End of period	$14.51	$15.94	$15.49	$10.47	$11.59	$11.31

Total Return(3)	6.18%	11.75%	47.95%	(4.69)%	5.52%	13.96%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$14,672	$13,379	$9,138	$4,815	$5,508	$1,523
Ratio of expenses to average net assets:
Before fees paid indirectly through commission recapture	2.41%	2.59%	2.76%	2.86%	2.89%	3.38%
After fees paid indirectly through commission recapture	2.32%	2.41%	2.76%	2.86%	2.89%	3.38%
Ratio of net investment loss to average net assets:
Before fees paid indirectly through commission recapture	(1.29)%	(1.48)%	(1.59)%	(0.73)%	(1.58)%	(1.80)%
After fees paid indirectly through commission recapture	(1.20)%	(1.30)%	(1.59)%	(0.73)%	(1.58)%	(1.80)%
Portfolio turnover rate	34.58%	186.72%	134.73%	122.76%	106.60%	195.06%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
64  2005 SEMI-ANNUAL REPORT

	Institutional Class

						For the
	For the Six-Month					period from
	period from	Year	Year	Year	Year	November 21, 2000
	July 1, 2005 to	Ended	Ended	Ended	Ended	(commencement
	December 31, 2005(1)	June 30,	June 30,	June 30,	June 30,	of operations) to
	(Unaudited)	2005	2004	2003	2002	June 30, 2001(1)

Net asset value, beginning of period	$16.98	$16.27	$10.88	$11.90	$11.49	$10.17

Income from investment operations:
Net investment income (loss)(2)	(0.02)	(0.05)	(0.07)	0.04	(0.06)	(0.04)
Net realized and unrealized gain (loss) on investments	1.18	2.12	5.46	(0.56)	0.81	1.44

Total from investment operations	1.16	2.07	5.39	(0.52)	0.75	1.40

Distributions to shareholders from:
Net realized capital gain	(2.43)	(1.36)	—	(0.50)	(0.34)	(0.08)

Total distributions	(2.43)	(1.36)	—	(0.50)	(0.34)	(0.08)

Net Asset Value — End of period	$15.71	$16.98	$16.27	$10.88	$11.90	$11.49

Total Return(3)	6.75%	12.83%	49.54%	(3.70)%	6.58%	13.83%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$1,515	$1,752	$1,672	$1,060	$6,499	$5,485
Ratio of expenses to average net assets:
Before fees paid indirectly through commission recapture	1.41%	1.59%	1.76%	1.86%	1.89%	2.38%
After fees paid indirectly through commission recapture	1.32%	1.41%	1.76%	1.86%	1.89%	2.38%
Ratio of net investment loss to average net assets:
Before fees paid indirectly through commission recapture	(0.29)%	(0.48)%	(0.59)%	0.27%	(0.58)%	(0.80)%
After fees paid indirectly through commission recapture	(0.20)%	(0.30)%	(0.59)%	0.27%	(0.58)%	(0.80)%
Portfolio turnover rate	34.58%	186.72%	134.73%	122.76%	106.60%	195.06%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
The accompanying notes are an integral part of the financial statements.
2005 SEMI-ANNUAL REPORT   65

Financial Highlights
Quaker Small-Cap Value Fund
(For a Share Outstanding Throughout the Period)

	Class A

	For the
	Six-Month period	Year	Year	Year	Year	Year
	from July 1, 2005 to	Ended	Ended	Ended	Ended	Ended
	December 31, 2005(1)	June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$19.39	$18.95	$14.17	$14.91	$15.63	$12.57

Income from investment operations:
Net investment loss(2)	(0.08)	(0.14)	(0.09)	(0.22)	(0.22)	(0.16)
Net realized and unrealized gain on investments	1.74	2.39	4.90	0.38	0.26	3.83

Total from investment operations	1.66	2.25	4.81	0.16	0.04	3.67

Distributions to shareholders from:
Net realized capital gain	(2.94)	(1.81)	(0.03)	(0.90)	(0.76)	(0.61)

Total distributions	(2.94)	(1.81)	(0.03)	(0.90)	(0.76)	(0.61)

Net Asset Value — End of period	$18.11	$19.39	$18.95	$14.17	$14.91	$15.63

Total Return(3)	8.38%	12.17%	33.97%	2.28%	0.54%	29.67%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$28,270	$21,818	$17,516	$7,393	$7,885	$5,522
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	1.82%	1.94%	1.68%	2.63%	2.72%	2.65%
After expense reimbursements and waived fees	1.73%	1.94%	1.68%	2.58%	2.60%	2.65%
Ratio of net investment loss to average net assets:
Before expense reimbursements and waived fees	(0.91)%	(0.75)%	(0.52)%	(1.83)%	(1.60)%	(1.46)%
After expense reimbursements and waived fees	(0.82)%	(0.75)%	(0.52)%	(1.78)%	(1.48)%	(1.46)%
Portfolio turnover rate	58.63%	127.20%	101.86%	89.57%	82.66%	124.37%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
66  2005 SEMI-ANNUAL REPORT

	Class B

						For the
	For the					period from
	Six-Month period	Year	Year	Year	Year	November 14, 2000
	from July 1, 2005 to	Ended	Ended	Ended	Ended	(commencement of
	December 31, 2005(1)	June 30,	June 30,	June 30,	June 30,	operations) to
	(Unaudited)	2005	2004	2003	2002	June 30, 2001(1)

Net asset value, beginning of period	$18.66	$18.43	$13.89	$14.75	$15.59	$13.90

Income from investment operations:
Net investment loss(2)	(0.15)	(0.27)	(0.21)	(0.31)	(0.35)	(0.26)
Net realized and unrealized gain on investments	1.68	2.31	4.78	0.35	0.27	2.56

Total from investment operations	1.53	2.04	4.57	0.04	(0.08)	2.30

Distributions to shareholders from:
Net realized capital gain	(2.94)	(1.81)	(0.03)	(0.90)	(0.76)	(0.61)

Total distributions	(2.94)	(1.81)	(0.03)	(0.90)	(0.76)	(0.61)

Net Asset Value — End of period	$17.25	$18.66	$18.43	$13.89	$14.75	$15.59

Total Return(3)	8.00%	11.33%	32.93%	1.46%	(0.26)%	16.96%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$1,004	$1,005	$985	$759	$540	$104
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	2.57%	2.69%	2.43%	3.38%	3.47%	3.48%
After expense reimbursements and waived fees	2.48%	2.69%	2.43%	3.33%	3.35%	3.48%
Ratio of net investment loss to average net assets:
Before expense reimbursements and waived fees	(1.66)%	(1.50)%	(1.27)%	(2.58)%	(2.35)%	(2.29)%
After expense reimbursements and waived fees	(1.57)%	(1.50)%	(1.27)%	(2.53)%	(2.23)%	(2.29)%
Portfolio turnover rate	58.63%	127.20%	101.86%	89.57%	82.66%	124.37%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
The accompanying notes are an integral part of the financial statements.
2005 SEMI-ANNUAL REPORT   67

Financial Highlights
Quaker Small-Cap Value Fund
(For a Share Outstanding Throughout the Period)

	Class C

	For the					For the period
	Six-Month period	Year	Year	Year	Year	from July 28, 2000
	from July 1, 2005 to	Ended	Ended	Ended	Ended	(commencement of
	December 31, 2005(1)	June 30,	June 30,	June 30,	June 30,	operations) to
	(Unaudited)	2005	2004	2003	2002	June 30, 2001(1)

Net asset value, beginning of period	$18.21	$18.02	$13.56	$14.42	$15.25	$12.46

Income from investment operations:
Net investment loss(2)	(0.15)	(0.26)	(0.21)	(0.31)	(0.33)	(0.37)
Net realized and unrealized gain on investments	1.64	2.26	4.70	0.35	0.26	3.77

Total from investment operations	1.49	2.00	4.49	0.04	(0.07)	3.40

Distributions to shareholders from:
Net realized capital gain	(2.94)	(1.81)	(0.03)	(0.90)	(0.76)	(0.61)

Total distributions	(2.94)	(1.81)	(0.03)	(0.90)	(0.76)	(0.61)

Net Asset Value — End of period	$16.76	$18.21	$18.02	$13.56	$14.42	$15.25

Total Return(3)	7.98%	11.37%	33.14%	1.49%	(0.20)%	27.82%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$8,139	$6,597	$3,914	$1,383	$973	$273
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	2.57%	2.69%	2.43%	3.38%	3.47%	3.48%
After expense reimbursements and waived fees	2.48%	2.69%	2.43%	3.33%	3.35%	3.48%
Ratio of net investment loss to average net assets:
Before expense reimbursements and waived fees	(1.66)%	(1.50)%	(1.27)%	(2.58)%	(2.35)%	(2.29)%
After expense reimbursements and waived fees	(1.57)%	(1.50)%	(1.27)%	(2.53)%	(2.23)%	(2.29)%
Portfolio turnover rate	58.63%	127.20%	101.86%	89.57%	82.66%	124.37%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.
(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
68  2005 SEMI-ANNUAL REPORT

	Institutional Class

	For the					For the period from
	Six-Month period	Year	Year	Year	Year	September 12, 2000
	from July 1, 2005 to	Ended	Ended	Ended	Ended	(commencement of
	December 31, 2005(1)	June 30,	June 30,	June 30,	June 30,	operations) to
	(Unaudited)	2005	2004	2003	2002	June 30, 2001(1)

Net asset value, beginning of period	$19.65	$19.14	$14.28	$14.98	$15.67	$14.17

Income from investment operations:
Net investment loss(2)	(0.06)	(0.09)	(0.05)	(0.19)	(0.18)	(0.17)
Net realized and unrealized gain on investments	1.78	2.41	4.94	0.39	0.25	2.28

Total from investment operations	1.72	2.32	4.89	0.20	0.07	2.11

Distributions to shareholders from:
Net realized capital gain	(2.94)	(1.81)	(0.03)	(0.90)	(0.76)	(0.61)

Total distributions	(2.94)	(1.81)	(0.03)	(0.90)	(0.76)	(0.61)

Net Asset Value — End of period	$18.43	$19.65	$19.14	$14.28	$14.98	$15.67

Total Return(3)	8.58%	12.42%	34.27%	2.55%	0.73%	15.31%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$30,522	$26,963	$25,783	$15,214	$16,919	$19,158
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	1.57%	1.69%	1.43%	2.38%	2.47%	2.48%
After expense reimbursements and waived fees	1.48%	1.69%	1.43%	2.33%	2.35%	2.48%
Ratio of net investment loss to average net assets:
Before expense reimbursements and waived fees	(0.66)%	(0.50)%	(0.27)%	(1.58)%	(1.35)%	(1.29)%
After expense reimbursements and waived fees	(0.57)%	(0.50)%	(0.27)%	(1.53)%	(1.23)%	(1.29)%
Portfolio turnover rate	58.63%	127.20%	101.86%	89.57%	82.66%	124.37%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
The accompanying notes are an integral part of the financial statements.
2005 SEMI-ANNUAL REPORT   69

Financial Highlights
Geewax Terker Core Value Fund
(For a Share Outstanding Throughout the Period)

	Class A

					For the
	For the				period from
	Six-Month period	Year	Year	Year	March 26, 2002
	from July 1, 2005 to	Ended	Ended	Ended	(commencement
	December 31, 2005(1)	June 30,	June 30,	June 30,	of operations) to
	(Unaudited)	2005	2004	2003	June 30, 2002(1)

Net asset value, beginning of period	$11.86	$11.54	$9.28	$9.29	$10.00

Income from investment operations:
Net investment income (loss)(2)	0.08	0.06	(0.06)	(0.09)	(0.03)
Net realized and unrealized gain (loss) on investments	1.31	1.26	2.32	0.08	(0.68)

Total from investment operations	1.39	1.32	2.26	(0.01)	(0.71)

Distributions to shareholders from:
Net investment income	(0.09)	—	—	—	—
Net realized capital gain	(1.12)	(1.00)	—	—	—

Total distributions	(1.21)	(1.00)	—	—	—

Net Asset Value — End of period	$12.04	$11.86	$11.54	$9.28	$9.29

Total Return(3)	11.68%	11.60%	24.35%	(0.11)%	(7.10)%
Ratios/supplemental data
Net assets, end of period (000’s omitted)	$2,155	$1,943	$1,449	$1,045	$957
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	1.80%	2.09%	2.14%	2.12%	2.21%
After expense reimbursements and waived fees	0.75	1.04%	1.94%	2.12%	2.21%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursements and waived fees	0.00%	(0.56)%	(0.78)%	(1.01)%	(1.14)%
After expense reimbursements and waived fees	1.05%	0.49%	(0.58)%	(1.01)%	(1.14)%
Portfolio turnover rate	86.55%	103.24%	156.88%	151.69%	19.31%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
70  2005 SEMI-ANNUAL REPORT

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Financial Highlights
Quaker Fixed Income Fund
(For a Share Outstanding Throughout the Period)

	Class A

	For the
	Six-Month period	Year	Year	Year	Year	Year
	from July 1, 2005 to	Ended	Ended	Ended	Ended	Ended
	December 31, 2005(1)	June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$9.48	$9.40	$9.81	$10.09	$10.06	$9.85

Income from investment operations:
Net investment income(2)	0.28	0.42	0.26	0.52	0.86	0.55
Net realized and unrealized gain (loss) on investments	(0.27)	0.08	(0.41)	(0.28)	0.03	0.21

Total from investment operations	0.01	0.50	(0.15)	0.24	0.89	0.76

Distributions to shareholders from:
Net investment income	(0.28)	(0.42)	(0.26)	(0.52)	(0.86)	(0.55)

Total distributions	(0.28)	(0.42)	(0.26)	(0.52)	(0.86)	(0.55)

Net Asset Value — End of period	$9.21	$9.48	$9.40	$9.81	$10.09	$10.06

Total Return(3)	0.10%	5.39%	(1.32)%	2.52%	9.06%	2.46%
Ratios/supplemental data
Net assets, end of period (000’s omitted)	$2,018	$1,038	$1,227	$2,621	$10,818	$7,991
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	1.66%	1.75%	1.84%	1.91%	2.04%	2.08%
After expense reimbursements and waived fees	1.09%	1.22%	1.75%	1.91%	2.04%	2.08%
Ratio of net investment income to average net assets:
Before expense reimbursements and waived fees	4.05%	3.85%	2.81%	5.35%	8.48%	5.43%
After expense reimbursements and waived fees	4.62%	4.38%	2.90%	5.35%	8.48%	5.43%
Portfolio turnover rate	18.15%	33.77%	98.15%	600.89%	163.40%	180.47%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
72  2005 SEMI-ANNUAL REPORT

	Class B

						For the
	For the					period from
	Six-Month period	Year	Year	Year	Year	April 5, 2001
	from July 1, 2005 to	Ended	Ended	Ended	Ended	(commencement of
	December 31, 2005(1)	June 30,	June 30,	June 30,	June 30,	operations) to
	(Unaudited)	2005	2004	2003	2002	June 30, 2001(1)

Net asset value, beginning of period	$9.44	$9.36	$9.77	$10.07	$10.06	$10.33

Income from investment operations:
Net investment income(2)	0.24	0.34	0.21	0.45	0.80	0.09
Net realized and unrealized gain (loss) on investments	(0.27)	0.09	(0.41)	(0.30)	0.01	(0.25)

Total from investment operations	(0.03)	0.43	(0.20)	0.15	0.81	(0.16)

Distributions to shareholders from:
Net investment income	(0.24)	(0.35)	(0.21)	(0.45)	(0.80)	(0.11)

Total distributions	(0.24)	(0.35)	(0.21)	(0.45)	(0.80)	(0.11)

Net Asset Value — End of period	$9.17	$9.44	$9.36	$9.77	$10.07	$10.06

Total Return(3)	(0.29)%	4.62%	(2.04)%	1.62%	8.24%	(1.55)%
Ratios/supplemental data
Net assets, end of period (000’s omitted)	$499	$636	$980	$1,634	$716	$1
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	2.41%	2.50%	2.59%	2.66%	2.79%	2.90%
After expense reimbursements and waived fees	1.84%	1.97%	2.50%	2.66%	2.79%	2.90%
Ratio of net investment income to average net assets:
Before expense reimbursements and waived fees	3.30%	3.10%	2.06%	4.60%	7.73%	5.61%
After expense reimbursements and waived fees	3.87%	3.63%	2.15%	4.60%	7.73%	5.61%
Portfolio turnover rate	18.15%	33.77%	98.15%	600.89%	163.40%	180.47%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
The accompanying notes are an integral part of the financial statements.
2005 SEMI-ANNUAL REPORT   73

Financial Highlights
Quaker Fixed Income Fund
(For a Share Outstanding Throughout the Period)

	Class C

						For the
	For the					period from
	Six-Month period	Year	Year	Year	Year	January 12, 2001
	from July 1, 2005 to	Ended	Ended	Ended	Ended	(commencement
	December 31, 2005(1)	June 30,	June 30,	June 30,	June 30,	of operations) to
	(Unaudited)	2005	2004	2003	2002	June 30, 2001(1)

Net asset value, beginning of period	$9.44	$9.36	$9.78	$10.08	$10.06	$10.14

Income from investment operations:
Net investment income(2)	0.24	0.34	0.21	0.45	0.80	0.20
Net realized and unrealized gain (loss) on investments	(0.28)	0.09	(0.42)	(0.30)	0.02	(0.05)

Total from investment operations	(0.04)	0.43	(0.21)	0.15	0.82	0.15

Distributions to shareholders from:
Net investment income	(0.24)	(0.35)	(0.21)	(0.45)	(0.80)	(0.23)

Total distributions	(0.24)	(0.35)	(0.21)	(0.45)	(0.80)	(0.23)

Net Asset Value — End of period	$9.16	$9.44	$9.36	$9.78	$10.08	$10.06

Total Return(3)	(0.38)%	4.62%	(2.12)%	1.64%	8.30%	1.46%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$2,242	$1,987	$2,695	$3,333	$1,208	$32
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	2.41%	2.50%	2.59%	2.66%	2.79%	2.90%
After expense reimbursements and waived fees	1.84%	1.97%	2.50%	2.66%	2.79%	2.90%
Ratio of net investment income to average net assets:
Before expense reimbursements and waived fees	3.30%	3.10%	2.06%	4.60%	7.73%	5.61%
After expense reimbursements and waived fees	3.87%	3.63%	2.15%	4.60%	7.73%	5.61%
Portfolio turnover rate	18.15%	33.77%	98.15%	600.89%	163.40%	180.47%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
74  2005 SEMI-ANNUAL REPORT

	Institutional Class

						For the
	For the					period from
	Six-Month period	Year	Year	Year	Year	April 16, 2001
	from July 1, 2005 to	Ended	Ended	Ended	Ended	(commencement of
	December 31, 2005(1)	June 30,	June 30,	June 30,	June 30,	operations) to
	(Unaudited)	2005	2004	2003	2002	June 30, 2001(1)

Net asset value, beginning of period	$9.46	$9.39	$9.80	$10.08	$10.06	$10.25

Income from investment operations:
Net investment income(2)	0.29	0.44	0.31	0.55	0.89	0.11
Net realized and unrealized gain (loss) on investments	(0.27)	0.07	(0.41)	(0.28)	0.02	(0.16)

Total from investment operations	0.02	0.51	(0.10)	0.27	0.91	(0.05)

Distributions to shareholders from:
Net investment income	(0.29)	(0.44)	(0.31)	(0.55)	(0.89)	(0.14)

Total distributions	(0.29)	(0.44)	(0.31)	(0.55)	(0.89)	(0.14)

Net Asset Value — End of period	$9.19	$9.46	$9.39	$9.80	$10.08	$10.06

Total Return(3)	0.21%	5.56%	(1.07)%	2.80%	9.23%	(0.52)%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$55	$90	$306	$312	$29	$34
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	1.41%	1.50%	1.59%	1.66%	1.79%	1.90%
After expense reimbursements and waived fees	0.84%	0.97%	1.50%	1.66%	1.79%	1.90%
Ratio of net investment income to average net assets:
Before expense reimbursements and waived fees	4.30%	4.10%	3.06%	5.60%	8.73%	5.61%
After expense reimbursements and waived fees	4.87%	4.63%	3.15%	5.60%	8.73%	5.61%
Portfolio turnover rate	18.15%	33.77%	98.15%	600.89%	163.40%	180.47%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
The accompanying notes are an integral part of the financial statements.
2005 SEMI-ANNUAL REPORT   75

Notes to the Financial Statements
Note 1 — Organization
      The Quaker Investment Trust (the “Trust”), a diversified, open-end management investment company, was organized as a Massachusetts Business Trust on October 24, 1990, and is registered under the Investment Company Act of 1940, as amended as an open-end management investment company. The Trust’s amended and restated Agreement and Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest. The Trust has established ten series: Quaker Core Equity Fund, Quaker Strategic Growth Fund, Quaker Mid-Cap Value Fund, Quaker Small-Cap Value Fund, Quaker Small-Cap Growth Fund, Quaker Fixed Income Fund, Quaker Biotech Pharma-Healthcare Fund, Quaker Capital Opportunities Fund, Geewax Terker Core Value Fund, and Quaker Small-Cap Trend Fund (each a “Fund” and collectively, the “Funds”). The Investment objectives of each Fund are set forth below.
      Quaker Core Equity Fund (“Core Equity”), Quaker Strategic Growth Fund (“Strategic Growth”), and Quaker Small-Cap Value Fund (“Small-Cap Value”) all commenced operations on November 25, 1996. Quaker Mid-Cap Value Fund (“Mid-Cap Value”) commenced operations on December 31, 1997. Quaker Small-Cap Growth Fund (“Small-Cap Growth”) commenced operations on September 18, 2000. The investment objective of these Funds is to provide shareholders with long-term capital growth by investing primarily in equity securities of domestic U.S. companies.
      Quaker Fixed Income Fund (“Fixed Income”) commenced operations on November 25, 1996. The investment objective of this Fund is to generate current income, preserve capital and maximize total returns through active management of investment grade fixed income securities.
      Quaker Capital Opportunities Fund (“Capital Opportunities”) commenced operations on January 31, 2002. The investment objective of this Fund is to seek long-term capital growth.
      Geewax Terker Core Value Fund (“Core Value”) commenced operations on March 26, 2002. The Fund seeks to achieve long-term capital appreciation through the prudent investment of securities issued by companies considered by the sub-adviser to be “value” oriented companies.
      Quaker Biotech Pharma-Healthcare Fund (“Biotech”) commenced operations on September 23, 2002. The investment objective of this Fund is to seek long-term capital appreciation.
      Quaker Small-Cap Trend Fund (“Small-Cap Trend”) commenced operations on February 17, 2004. The investment objective of this Fund is to provide shareholders with long-term capital growth.
      Core Equity, Strategic Growth, Small-Cap Value, Mid-Cap Value, Small-Cap Growth and Fixed Income offer four classes of shares (Class A, Class B, Class C and Institutional Class shares). Class A shares are charged a front-end sales charge and a distribution and servicing fee; Class B shares bear a contingent deferred sales charge (“CDSC”) that declines to zero over an average of seven years coupled with additional distribution and servicing fees; Class C shares bear an additional distribution and servicing fee and a CDSC of 1% for a period of thirteen months; and Institutional Class shares bear no front-end sales charges or CDSC’s, but have higher minimum investment limitations.
      Capital Opportunities and Biotech offer Class A, Class B and Class C shares. Small-Cap Trend offers Class A, Class C and Institutional Class shares. Core Value offers Class A shares.
Note 2 — Summary of Significant Accounting Policies and Other Information
      The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.
      A. Security Valuation. The Funds’ investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are generally valued at the last quoted sales price at the time of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Each security reported on the Nasdaq National Market System is valued at the Nasdaq Official Closing Price.
      The Funds have adopted fair valuation procedures to value securities at fair market value in certain circumstances and has established a Valuation Committee responsible for determining when fair valuing a security is necessary and appropriate. The Funds will value securities at fair market value when market quotations are not readily available or when securities cannot be accurately valued within established pricing procedures. The Valuation Committee may also fair value foreign securities whose prices may have been affected by events occurring after the close of trading in their respective markets but prior to the time the Fund holding the foreign securities calculates its net asset value. The Fund’s fair
76  2005 SEMI-ANNUAL REPORT

December 31, 2005 (Unaudited)
Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)
valuation procedures are designed to help ensure that prices at which Fund shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders.
      Short-term investments are valued at amortized cost, which approximates fair market value.
      B. Federal Income Taxes. It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required.
      Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily due to investments which have a different basis for financial statement and income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by each Fund. Temporary differences that result in over-distribution for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences in the recognition of earnings are reclassified to additional paid-in capital. Distributions in excess of tax-basis earnings are recorded as a return of capital.
      C. Security Transactions and Investment Income. Security transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income on debt securities is recorded daily on the accrual basis. Discounts and premiums on debt securities are amortized over their respective lives. Dividend income is recorded on the ex-dividend date, or as soon as information is available to the Fund.
      Strategic Growth and Biotech make short sales of investments, which are transactions in which the Fund sells a security it does not own in anticipation of a decline in the fair value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The broker retains the proceeds of short sales to the extent necessary to meet margin requirements until the short position is closed out.
      D. Option Writing. Strategic Growth, Capital Opportunities, and Biotech may write options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.
      E. Foreign Currency Translation. Securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange. Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.
      Gains and losses resulting from changes in exchange rates applicable to foreign securities are not reported separately from gains and losses arising from movements in securities prices.
      Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes on the Fund’s books and the U.S. dollar equivalent of the amounts actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the fair value of assets and liabilities denominated in foreign currencies other than portfolio securities, resulting from changes in exchange rates.
      F. Multiple Class Allocations. Each class of shares has equal rights as to earnings and assets except that each class bears different distribution and shareholder servicing expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and
2005 SEMI-ANNUAL REPORT   77

Notes to the Financial Statements
Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)
realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
      G. Distributions to Shareholders. Except for Fixed Income, which declares dividends monthly, each Fund generally declares dividends annually, payable in December, on a date selected by the Trust’s Board of Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that calendar year. Distributions to shareholders are recorded on the ex-dividend date. Each Fund may make a supplemental distribution subsequent to the end of its fiscal year ending June 30.
      H. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
Note 3 — Investment Advisory Fee and Other Related Party Transactions
      Quaker Funds, Inc. (“QFI”) serves as Investment Advisor to each Fund. Pursuant to separate investment subadvisory agreements, QFI has selected the following persons to serve as sub-advisers:

Fund	Sub-Adviser

Strategic Growth	DG Capital Management

Core Equity	Geewax, Terker & Co.

Small-Cap Growth	Geewax, Terker & Co.

Capital Opportunities	Knott Capital Management

Biotech	Sectoral Asset Management, Inc.

Small-Cap Trend	TrendStar Advisors, LLC

Mid-Cap Value	Global Capital Management, Inc.*

Small-Cap Value	Aronson+Johnson+Ortiz, LP

Core Value	Geewax, Terker & Co.

Fixed Income	Andres Capital Management**

      The sub-advisers provide each Fund with a continuous program of supervision of the Fund’s assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities.

*	On May 3, 2005, Global Capital Management, Inc. replaced Schneider Capital Management Company as sub-adviser to Mid-Cap Value.

**	Effective July 11, 2005, Andres Capital Management’s subadvisory agreement with respect to Fixed Income was terminated. Upon termination, QFI is responsible for providing a continuous investment program for Fixed Income.
      Each Fund paid QFI aggregate fees in the amount shown in the table below for the six-month period ended December 31, 2005.

			Advisory fee &
		Annual	subadvisory
	Annual	subadvisory fee	fees
	aggregate	paid to the	waived &
	advisory fee	sub-adviser by	reimbursed
	paid to QFI as	QFI as a	as a percentage
	a percentage of	percentage of	of average
Fund	net assets	net assets	net assets

Strategic Growth	1.30%	0.75%	N/A

Core Equity	1.05%	0.75%	N/A

Small-Cap Growth	1.05%	0.75%	N/A

Capital Opportunities	1.05%	0.75%	N/A

Biotech	1.45%	0.95%	N/A

Small-Cap Trend	1.20%	0.70%	N/A

Mid-Cap Value	1.05%	0.75%	N/A

Small-Cap Value	1.20%	0.90%	0.09%

Core Value	1.05%	0.75%	1.05%

Fixed Income	0.65%	0.35%	0.39%

      For the six-month period ended December 31, 2005, QFI earned and reimbursed fees as follows:

		Advisory fees
Fund	Advisory fees	waived/reimbursed

Strategic Growth	$4,790,336	$—

Core Equity	61,915	—

Small-Cap Growth	18,195	—

Capital Opportunities	143,475	—

Biotech	150,927	—

Small-Cap Trend	28,167	—

Mid-Cap Value	305,751	—

Small-Cap Value	378,777	27,131

Core Value	10,838	10,838

Fixed Income	13,191	7,379

      The sub-adviser to Small-Cap Value has voluntarily agreed to charge Small-Cap Value a subadvisory fee rate of
78  2005 SEMI-ANNUAL REPORT

December 31, 2005 (Unaudited)
Note 3 — Investment Advisory Fee and Other Related Party Transactions (Continued)
0.85% on the first $25 million of assets of the Fund and 0.80% on all amounts in excess of $25 million, in accordance with the sub-adviser’s “most favored nation” policy that provides for a subadvisory fee based upon a rate no greater than the lowest rate offered by the sub-adviser to another client with a similar investment objective. However, in the event that the investment advisory services provided to that client is terminated, the subadvisory fee rates offered to Small-Cap Value would revert to the contractual fee rate of 0.90% per annum.
      QFI voluntarily agreed to waive its management fee to the extent that the total operating expenses of Small-Cap Value (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed the annual rate of 2.60% for Class A, 3.35% for Classes B and C, and 2.35% for Class I of the average net assets of each class, respectively. QFI currently has no intention to terminate this arrangement, however, it may do so at any time in its sole discretion. Effective October 28, 2004, QFI voluntarily agreed to waive its management fee to the extent that the total operating expenses of the Small-Cap Trend (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed the annual rate of 2.15% for Class A, 2.90% for Classes C, and 1.90% for Class I of the average net assets of each class, respectively. QFI currently has no intention to terminate this arrangement, however, it may do so at any time in its sole discretion.
      Citco Mutual Fund Services, Inc. serves as the Administrator (the “Administrator”) and Transfer Agent (the “Transfer Agent”) for the Trust. The Administrator provides administrative services to and is generally responsible for the overall management and day-to-day operations of each Fund pursuant to an accounting and administrative agreement with the Trust. The Transfer Agent maintains the records of each shareholder’s account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. Effective July 1, 2005, as compensation for its services, the Administrator receives a fee at the annual rate of 0.35% of the aggregate of the Trust’s first $200 million of average daily net assets, 0.175% of the next $300 million of average daily net assets, and 0.10% of the net assets in excess of $500 million. For the six-month period ended December 31, 2005, the Administrator earned fees of $831,604 and waived $3,340 for Fixed Income.
      Citco Mutual Fund Distributors, Inc. (the “Distributor”) serves as principle underwriter for the Trust. The Trust has adopted distribution and shareholder servicing plans pursuant to Rule 12b-1 of the Investment Company Act of 1940 for each class for each Fund with the exception of Class I. The Class A Plan provides that each Fund may pay a servicing or Rule 12b-1 fee at an annual rate of 0.25% of the Funds average net assets on a monthly basis to persons or institutions for performing certain servicing functions for the Funds shareholders. The Plan also allows the Fund to pay or reimburse expenditures in connection with sales and promotional services related to distribution of the Funds shares, including personal services provided to prospective and existing shareholders. The Class B and C Plans provide that each Fund may compensate QFI and others for services provided and expenses incurred in the distribution of shares at an annual rate of 1.00% on a monthly basis.
      The Distributor received approximately $113,486 in underwriter commissions from the sale of Fund shares in the six-month period ended December 31, 2005. Of this amount, the Distributor paid $94,945 to Radnor Research & Trading Company, LLC (“Radnor”). The Chief Executive Officer, as a registered representative licensed with Radnor, received approximately $94,945 of the commissions paid to Radnor.
      QFI has informed the Trust that for the six-month period ended December 31, 2005 it received contingent deferred sales charges from certain redemptions of the Funds’ Class B shares and Class C shares of $29,948 and $11,217, respectively. The respective shareholders pay such charges, which are not an expense of the Fund.
      The Chief Executive Officer and Treasurer of the Trust, as a registered representative for Radnor, received a portion of the brokerage commissions paid to this affiliated broker for portfolio transactions executed on behalf of the Funds. For the six-month period ended December 31, 2005, such
2005 SEMI-ANNUAL REPORT   79

Notes to the Financial Statements
Note 3 — Investment Advisory Fee and Other Related Party Transactions (Continued)
affiliated brokerage commissions and reimbursed commissions were as follows:

	Commissions	Commissions
Fund	Paid	Recaptured

Strategic Growth	$233,241	$116,621	(1)

Capital Opportunities	60,236	—

Biotech	1,836	—

Mod-Cap Value	55,117	27,559	(1)

(1)	Under the terms of certain commission recapture agreements with Radnor, the commissions recaptured by the Funds were used to offset the respective Fund’s total expenses, which are reflected under the line item “Fees paid indirectly” of each Fund’s Statement of Operations for the six-month period ended December 31, 2005.
Note 4 — Purchases and Sales of Investments
      For the six-month period ended December 31, 2005, aggregate purchases and sales of investment securities (excluding short-term investments) for each fund were as follows:

Fund	Purchases	Sales

Strategic Growth	$499,124,037	$313,889,122

Core Equity	6,185,792	6,436,075

Small-Cap Growth	1,505,820	1,433,951

Capital Opportunities	22,724,448	21,703,698

Biotech	16,734,830	15,771,527

Small-Cap Trend	656,845	1,256,092

Mid-Cap Value	19,440,773	34,957,998

Small-Cap Value	42,958,181	36,404,997

Core Value	1,754,725	1,779,749

Fixed Income	1,559,791	656,020

Note 5 — Options Written
      A summary of option contracts written by the Funds during the six-month period ended December 31, 2005 were as follows:

	Capital Opportunities Calls

	Number of	Option
	Contracts	Premiums

Options outstanding at beginning of year	1,570	$431,260
Options written	1,230	536,089
Options closed	(2,800)	(967,349)
Options exercised	—	—
Options expired	—	—

Options outstanding at end of year	—	$—

	Biotech Calls

	Number of	Option
	Contracts	Premiums

Options outstanding at beginning of year	—	$—
Options written	1,005	162,227
Options closed	(246)	(32,825)
Options exercised	(116)	(25,751)
Options expired	(195)	(37,798)

Options outstanding at end of year	448	$65,853

      One option contract is equivalent to one hundred shares of common stock.
      As of December 31, 2005, portfolio securities valued at $758,604 were subject to covered call options written by the Biotech Fund.
80  2005 SEMI-ANNUAL REPORT

December 31, 2005 (Unaudited)
Note 6 — Tax Matters
      For U.S. federal income tax purposes, the cost of securities owned (including proceeds for securities sold short), gross appreciation, gross depreciation, and net unrealized appreciation (depreciation) of investments at December 31, 2005 for each fund were as follows:

				Net
		Gross	Gross	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)

Strategic Growth	$691,329,428	$108,599,127	$(4,875,372)	$103,723,755

Core Equity	10,973,145	1,149,756	(331,893)	817,863

Small-Cap Growth	3,015,538	611,195	(65,324)	545,871

Capital Opportunities	27,317,968	2,859,621	(208,504)	2,651,117

Biotech	15,515,887	2,018,305	(1,001,932)	1,016,373

Small-Cap Trend	3,941,986	623,622	(274,515)	349,107

Mid-Cap Value	40,859,423	5,203,063	(663,783)	4,539,280

Small-Cap Value	59,525,938	10,147,797	(1,525,715)	8,622,082

Core Value	1,952,688	256,786	(58,062)	198,724

Fixed Income	5,234,350	43,422	(92,007)	(48,585)

      The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
      As of June 30, 2005, the components of distributable earnings on a tax basis were as follows:

	Unrealized					Total
	Appreciation	Undistributed	Undistributed	Capital Loss	Post-October	Distributable
Fund	(Depreciation)	Ordinary Income	Capital Gains	Carryforward	Capital Loss	Earnings

Strategic Growth	$59,980,573	$10,999,423	$14,614,139	$—	$—	$85,594,135

Core Equity	368,630	—	—	(5,619,170)	(1,675)	(5,252,215)

Small-Cap Growth	423,561	—	—	(521,953)	—	(98,392)

Capital Opportunities	1,903,365	584,621	964,571	—	—	3,452,557

Biotech	582,961	—	101,855	—	(771,366)	(86,550)

Small-Cap Trend	467,564	—	16,736	—	—	484,300

Mid-Cap Value	4,420,489	1,750,348	3,482,108	—	—	9,652,945

Small-Cap Value	6,329,488	2,135,007	5,819,403	—	—	14,283,898

Core Value	157,362	100,077	649	—	—	258,088

Fixed Income	67,804	28,840	—	(1,065,235)	(4,178)	(972,769)

      The undistributed ordinary income, capital gains and carryforward losses shown above differ from the corresponding accumulated net investment income and accumulated net realized gain (loss) figures reported in the statements of assets and liabilities due to differing book/tax treatment of short-term capital gains, pay-down gains and losses, and certain temporary book/tax differences such as the deferral of realized losses on wash sales and net losses realized after October 31, 2005.
2005 SEMI-ANNUAL REPORT   81

Notes to the Financial Statements
Note 6 — Tax Matters (Continued)
      Under current tax law, foreign currency and net capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. The funds elected to defer net capital losses as indicated in the chart below.
      At June 30, 2005, the capital loss carryovers for the funds were as follows:

	Capital Loss Carryovers Expiring						Post-October Losses

Fund	2008	2009	2010	2011	2012	Total	Deferred	Utilized

Core Equity	—	—	3,260,670	2,358,500	—	5,619,170	1,675	—

Small-Cap Growth	—	—	28,923	493,030	—	521,953	—	—

Biotech	—	—	—	—	—	—	771,366	2,988

Fixed Income	234,251	1,998	—	244,206	584,780	1,065,235	4,178	1,759

Note 7 — Distributions to Shareholders
      Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The information set forth below is for each Fund’s fiscal year as required by federal securities laws.
      The tax character of dividends and distributions paid during the fiscal years of 2005 and 2004 were as follows:

	Ordinary Income		Long-Term Capital Gain

Fund	2005	2004	2005	2004

Strategic Growth	$14,604,513	$—	$6,669,406	$—

Capital Opportunities	1,635,701	163,648	774,000	—

Biotech	1,520,402	462,368	13,366	—

Small-Cap Trend	14,692	—	—	—

Mid-Cap Value	621,816	—	3,970,945	—

Small-Cap Value	1,661,370	—	3,143,293	66,496

Core Value	2,289	—	130,938	—

Fixed Income	167,358	158,607	—	—

      For the six-month period ended December 31, 2005 (Unaudited)

Fund	Ordinary Income	Long-Term Capital Gain

Strategic Growth	$29,137,312	$16,065,857

Capital Opportunities	703,257	1,731,639

Biotech	—	101,854

Small-Cap Trend	36,166	153,128

Mid-Cap Value	3,028,061	3,482,107

Small-Cap Value	2,713,671	6,804,209

Core Value	182,650	14,430

Fixed Income	111,107	—

*	Tax information for the period ended December 31, 2005, is an estimate and the tax character of dividends and distributions may be redesignated at the fiscal year end.
82  2005 SEMI-ANNUAL REPORT

December 31, 2005 (Unaudited)
Note 8 — Fund Share Transactions
      At December 31, 2005, there were an unlimited number of shares of beneficial interest with a $0.01 par value, authorized. The following table summarizes the activity in shares of each Fund:
Strategic Growth

	For the Six-Month Period Ended: December 31, 2005				For the Fiscal Year Ended: June 30, 2005

	Sold	Redeemed	Reinvested	Ending Shares	Sold	Redeemed	Reinvested	Ending Shares

Class A
Shares	6,598,876	(2,070,479)	1,519,834	29,674,725	10,789,379	(2,793,339)	768,441	23,626,494
Value	$155,379,436	$(48,722,416)	$35,746,494		$232,425,751	$(59,667,146)	$16,521,488

Class B
Shares	4,492	(49,393)	37,848	733,228	12,944	(105,073)	33,028	740,281
Value	$103,253	$(1,115,538)	$858,013		$274,719	$(2,202,207)	$691,271

Class C
Shares	860,911	(163,900)	201,373	3,987,255	1,308,880	(182,237)	100,666	3,088,871
Value	$19,507,062	$(3,711,782)	$4,549,018		$27,229,607	$(3,787,926)	$2,098,918

Class I
Shares	43,715	(91,030)	65,101	1,449,867	756,845	(80,391)	48,377	1,432,081
Value	$1,035,258	$(2,195,367)	$1,551,367		$16,118,831	$(1,771,279)	$1,050,747

Core Equity

	For the Six-Month Period Ended: December 31, 2005				For the Fiscal Year Ended: June 30, 2005

	Sold	Redeemed	Reinvested	Ending Shares	Sold	Redeemed	Reinvested	Ending Shares

Class A
Shares	6,521	(17,425)	—	710,596	32,311	(69,174)	—	721,500
Value	$77,541	$(207,568)	$—		$364,142	$(804,415)	$—

Class B
Shares	—	(2,598)	—	12,407	—	(3,019)	—	15,005
Value	$—	$(29,276)	$—		$—	$(31,562)	$—

Class C
Shares	1,110	(5,466)	—	8,653	5,235	(7,573)	—	13,009
Value	$13,131	$(62,311)	$—		$56,196	$(79,227)	$—

Class I
Shares	1,197	(6,267)	—	254,463	3,052	(10,457)	—	259,533
Value	$13,633	$(70,675)	$—		$33,401	$(115,066)	$—

2005 SEMI-ANNUAL REPORT   83

Notes to the Financial Statements
Note 8 — Fund Share Transactions (Continued)
Small-Cap Growth

	For the Six-Month Period Ended: December 31, 2005				For the Fiscal Year Ended: June 30, 2005

	Sold	Redeemed	Reinvested	Ending Shares	Sold	Redeemed	Reinvested	Ending Shares

Class A
Shares	13,916	(2,631)	—	62,275	25,170	(8,094)	—	50,990
Value	$138,874	$(26,280)	$—		$219,597	$(67,728)	$—

Class B
Shares	—	(1)	—	13,879	2,626	(3,793)	—	13,880
Value	$—	$(12)	$—		$21,481	$(30,424)	$—

Class C
Shares	61	(1,840)	—	23,045	2,488	(10,050)	—	24,824
Value	$590	$(17,779)	$—		$22,360	$(88,489)	$—

Class I
Shares	647	—	—	249,347	7,358	(5,010)	—	248,700
Value	$6,567	$—	$—		$65,792	$(48,849)	$—

Capital Opportunities

	For the Six-Month Period Ended: December 31, 2005				For the Fiscal Year Ended: June 30, 2005

	Sold	Redeemed	Reinvested	Ending Shares	Sold	Redeemed	Reinvested	Ending Shares

Class A
Shares	281,598	(196,821)	108,729	1,253,995	806,413	(485,401)	106,236	1,060,489
Value	$3,304,300	$(2,258,764)	$1,207,975		$9,184,573	$(5,591,835)	$1,162,223

Class B
Shares	—	(6,121)	9,677	109,304	18,553	(20,618)	11,292	105,748
Value	$—	$(68,181)	$105,392		$206,495	$(230,812)	$122,180

Class C
Shares	89,662	(70,214)	99,809	1,192,586	247,686	(220,312)	100,281	1,073,329
Value	$1,023,351	$(807,910)	$1,085,919		$2,773,173	$(2,464,784)	$1,085,098

Biotech

	For the Six-Month Period Ended: December 31, 2005				For the Fiscal Year Ended: June 30, 2005

	Sold	Redeemed	Reinvested	Ending Shares	Sold	Redeemed	Reinvested	Ending Shares

Class A
Shares	199,676	(309,130)	5,472	1,139,892	767,509	(334,100)	83,948	1,243,874
Value	$2,657,904	$(4,039,799)	$69,822		$9,875,428	$(4,106,232)	$1,066,977

Class B
Shares	5,200	(2,359)	543	106,212	946	(37,389)	8,545	102,828
Value	$67,552	$(30,139)	$6,759		$12,166	$(451,840)	$106,729

Class C
Shares	38,789	(43,430)	1,521	332,004	93,137	(81,821)	20,782	335,124
Value	$489,923	$(557,258)	$34,626		$1,157,095	$(982,724)	$259,775

84  2005 SEMI-ANNUAL REPORT

December 31, 2005 (Unaudited)
Note 8 — Fund Share Transactions (Continued)
Small-Cap Trend

	For the Six-Month Period Ended: December 31, 2005				For the Fiscal Year Ended: June 30, 2005

	Sold	Redeemed	Reinvested	Ending Shares	Sold	Redeemed	Reinvested	Ending Shares

Class A
Shares	11,166	(52,069)	10,448	246,827	164,219	(100,738)	889	277,282
Value	$123,611	$(568,605)	$111,899		$1,592,263	$(1,021,329)	$9,323

Class C
Shares	4,289	(9,915)	6,191	147,547	60,128	(20,392)	424	146,982
Value	$45,300	$(106,935)	$65,132		$585,630	$(200,941)	$4,407

Class I
Shares	—	(4,712)	571	14,346	5,623	(20,053)	50	18,487
Value	$—	$(50,600)	$6,107		$54,100	$(201,332)	$523

Mid-Cap Value

	For the Six-Month Period Ended: December 31, 2005				For the Fiscal Year Ended: June 30, 2005

	Sold	Redeemed	Reinvested	Ending Shares	Sold	Redeemed	Reinvested	Ending Shares

Class A
Shares	430,922	(1,337,726)	239,479	1,744,481	1,544,250	(1,203,205)	174,910	2,411,806
Value	$7,253,427	$(23,143,358)	$3,695,156		$25,014,802	$(19,035,655)	$2,877,270

Class B
Shares	4,835	(25,785)	21,633	152,466	10,766	(68,844)	15,181	151,783
Value	$72,825	$(418,134)	$320,605		$171,361	$(1,093,776)	$243,043

Class C
Shares	140,856	(90,289)	120,822	1,010,868	381,064	(186,339)	54,914	839,479
Value	$2,317,999	$(1,476,799)	$1,762,797		$5,980,853	$(2,899,986)	$867,101

Class I
Shares	576	(20,182)	12,831	96,423	11,757	(20,207)	8,862	103,198
Value	$10,005	$(353,788)	$202,470		$193,207	$(330,012)	$148,258

Small-Cap Value

	For the Six-Month Period Ended: December 31, 2005				For the Fiscal Year Ended: June 30, 2005

	Sold	Redeemed	Reinvested	Ending Shares	Sold	Redeemed	Reinvested	Ending Shares

Class A
Shares	420,134	(196,158)	211,707	1,561,040	391,788	(283,951)	93,027	1,125,357
Value	$8,485,488	$(3,908,025)	$3,880,584		$7,375,275	$(5,295,796)	$1,747,981

Class B
Shares	—	(3,709)	8,071	58,187	4,733	(9,386)	5,028	53,825
Value	$—	$(71,480)	$141,002		$86,833	$(171,183)	$91,362

Class C
Shares	76,949	(18,965)	65,298	485,622	143,100	(22,465)	24,518	362,340
Value	$1,450,812	$(361,011)	$1,108,118		$2,545,929	$(395,083)	$434,457

Class I
Shares	59,236	(5)	225,384	1,656,479	4,795	(108,141)	128,091	1,371,864
Value	$1,175,838	$(120)	$4,203,414		$87,489	$(2,125,242)	$2,437,586

2005 SEMI-ANNUAL REPORT   85

Notes to the Financial Statements
Note 8 — Fund Share Transactions (Continued)
Core Value

	For the Six-Month Period Ended: December 31, 2005				For the Fiscal Year Ended: June 30, 2005

	Sold	Redeemed	Reinvested	Ending Shares	Sold	Redeemed	Reinvested	Ending Shares

Class A
Shares	6,445	(7,465)	16,173	178,954	27,287	(203)	11,196	163,801
Value	$83,324	$(93,968)	$196,020		$322,033	$(2,411)	$130,328

Fixed Income

	For the Six-Month Period Ended: December 31, 2005				For the Fiscal Year Ended: June 30, 2005

	Sold	Redeemed	Reinvested	Ending Shares	Sold	Redeemed	Reinvested	Ending Shares

Class A
Shares	118,551	(12,658)	3,907	219,255	30,093	(55,369)	4,207	109,455
Value	$1,101,088	$(119,022)	$36,230		$285,213	$(525,448)	$39,860

Class B
Shares	—	(14,479)	1,454	54,373	3,241	(43,444)	2,970	67,398
Value	$—	$(135,568)	$13,467		$30,612	$(410,520)	$28,031

Class C
Shares	51,458	(20,591)	3,281	244,692	53,925	(137,290)	5,974	210,544
Value	$474,369	$(190,892)	$30,348		$508,740	$(1,296,579)	$56,371

Class I
Shares	—	(3,684)	201	6,029	3,500	(27,003)	405	9,512
Value	$—	$(34,330)	$1,871		$33,497	$(255,717)	$3,826

86  2005 SEMI-ANNUAL REPORT

Trustees and Officers
December 31, 2005 (Unaudited)
      The Board of Trustees (“Board” or “Trustees”) has overall responsibility for conduct of the Trust’s affairs. The day-to-day operations of the Trust are managed by QFI, subject to the Bylaws of the Trust and review by the Board. The Trustees of the Trust, including those Trustees who are also officers, are listed below.

		Serving as		Number of	Other
		Officer or		Portfolios	Directorships
	Position(s) Held	Trustee		Overseen by	Held by
Name, Address and Age	with the Trust	Since	Principal Occupation(s) During Past 5 Years	Trustee	Nominee(1)

Interested Trustees and Officers

Jeffry H. King, Sr.(2)(3) 309 Technology Drive Malvern, PA 19355 Age 62	Chief Executive Officer, Treasurer and Trustee	Since Nov. 1996	Chairman of Board of Directors and Chief Executive Officer, Quaker Funds, Inc. (1996–present); Registered Representative, Radnor Research & Trading Company, LLC (less than 1 year).	10

Laurie Keyes(3)(4) 309 Technology Drive Malvern, PA 19355 Age 55	Secretary and Trustee	Since Nov. 1996	Chief Financial Officer, Quaker Funds, Inc. (1996–present).	10

Timothy E. Richards 309 Technology Drive Malvern, PA 19355 Age 39	Chief Compliance Officer.	Since March 2004	General Counsel to Quaker Funds, Inc. and CRA Fund Advisors, Inc. Chief Compliance Officer for the Quaker Investment Trust, The Community Reinvestment Act Qualified Investment Trust, and The Penn Street Investment Trust.	None

Independent Trustees

David K. Downes 309 Technology Drive Malvern, PA 19355 Age 65	Chairman of the Board, Trustee	Since Jan. 2004	President, Chief Executive Officer and Director of CRA Fund Advisors Inc. (2004–present); President, Community Reinvestment Act Qualified Investment Fund (‘CRAQIF‘), an investment management company (2004–present); formerly, Chief Operating Officer and Chief Financial Officer, Lincoln National Investment Companies and Delaware Investments, the investment management subsidiary of Lincoln Financial Group (1992–2003); Chief Executive Officer, Delaware Investments Family of Funds, an investment management company (1997–2003).	10	Internet Capital Group, Inc. (a technology company) (2003–present).

Mark S. Singel 1251 Stone Creek Drive Hummelstown, PA 17036 Age 51	Trustee	Since Feb. 2002	Director/Founder, The Winter Group (January 2005–present); formerly, Managing Director, Public Affairs Management (lobbying firm) (2000–2004).	10	None

Ambassador Adrian A. Basora (ret.) 1529 Walnut Street Suite 610 Philadelphia, PA 19102 Age 66	Trustee	Since Feb. 2002	Director of Project on Democratic Transitions, Foreign Policy Research Institute (2004–present); formerly, President of Eisenhower Fellowships (1996–2004).	10	None

James R. Brinton 123 West Lancaster Avenue Wayne, PA 19087 Age 50	Trustee	Since Feb. 2002	President, Robert J. McAllister Agency, Inc. (a commercial insurance brokerage firm) (1979–present).	10	Penn Street Fund, Inc. (“PSFI”)(5) (a registered investment management company) (2002–present).

G. Michael Mara 309 Technology Drive Malvern, PA 19335 Age 49	Trustee	Since Feb. 2002	President, Valley Forge Capital Advisers (2002–present); President, Penn Street Fund, Inc. (2001–present); Registered Representative, Citco Mutual Fund Distributors, Inc. (“CMFD”) (2002–present); formerly, Managing Director, Millennium Bank (2000–2004); Principal, Vanguard Fiduciary Trust Company (1997–1999).	10	None

2005 SEMI-ANNUAL REPORT    87

Trustees and Officers
December 31, 2005 (Unaudited)

		Serving as		Number of	Other
		Officer or		Portfolios	Directorships
	Position(s) Held	Trustee		Overseen by	Held by
Name, Address and Age	with the Trust	Since	Principal Occupation(s) During Past 5 Years	Trustee	Nominee(1)

Warren West 1700 Market Street Philadelphia, PA 19103 Age 48	Trustee	Since Nov. 2003	President and owner, Greentree Brokerage Services, Inc. (1998–present).	10	None

Mr. Everett T. Keech One Tower Bridge, Suite 930 100 Front Street West Conshohocken, PA 19428 (D.O.B. 02-23-40)	Independent Trustee Interested Trustee, Vice Chairman of the Board, Treasurer	Indefinite, Since Nov., 2005 Nov., 1996– Jan., 2005	Chairman–Executive Committee, Technology Development Corp., Norristown, PA, a technology development and manufacturing firm, since 1997; President, Quaker Investment Trust from January 2002 until September 2003; Lecturer, University of Pennsylvania since 1988	10	Director, Technology Development Corp.; Director, Advanced Training Systems International, Inc.; Director, Phoenix Data Systems, Inc.

(1)	Directorship of companies required to report to the U.S. Securities and Exchange Commission (the “SEC”) under the Securities Exchange Act of 1934, as amended (i.e., “public companies”) and investment companies registered under the 1940 Act.

(2)	Mr. King is considered to be an “interested person” of the Trust for purposes of the 1940 Act because he is the Chief Executive Officer and a controlling shareholder of QFI. Mr. King is also a shareholder of CMFS, the administrator and transfer agent of the Trust. Mr. King previously served as a director of PSFI from May, 2002 until April, 2003. Mr. Mara currently serves as an officer of PSFI and Mr. Brinton currently serves on the Board of Directors of PSFI. The investment adviser of PSFI is Penn Street Investment Advisers, Inc. and the principal distributor of PSFI is CMFD, which also serves as the distributor for the Trust, an affiliate of CMFS.

(3)	This position is held with an affiliated person of the Trust. Mr. King and Ms. Keyes are husband and wife.

(4)	Ms. Keyes is considered to be an “interested person” of the Trust for purposes of the 1940 Act because she is the Secretary, Chief Financial Officer and a controlling shareholder of QFI.

(5)	CMFD, the distributor of the Funds, also serves as distributor of the shares of each series of PSFI.
     The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling (800) 220-8888.
88  2005 SEMI-ANNUAL REPORT

General Information (Unaudited)
Form N-Q Filing and
Proxy Voting Policies and Procedures
      Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling (800) 220-8888; (ii) on the Trust’s web-site at http://www.quakerfunds.com; and (iii) on the SEC’s web-site at http://www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
      Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available (i) without charge, upon request, by calling (800) 220-8888; and (ii) on the SEC’s web-site at http://www.sec.gov.
2005 SEMI-ANNUAL REPORT    89

Contact us:
Quaker Funds, Inc.
c/o Citco Mutual Fund Distributors
Citco Mutual Fund Distributors, Inc.
P.O. Box C1100
Southeastern, PA 19398-1100
800-220-8888
www.quakerfunds.com

©2006 Quaker® Investment Trust

QUAKER® FUNDS

QSAR 122005

©2006 Quaker 800-220-8888 Contact us: ® www.quakerfunds.com Southeastern, PA 19398-1100 P.O. Box C1100 Quaker Funds, Inc. (member NASD). Investment Trust Citco Mutual Fund Distributors, Inc. c/o Citco Mutual Fund Distributors The Quaker Funds are distributed by Citco Mutual Fund Distributors, Inc. QSAR 122005

ITEM 2. CODE OF ETHICS.
Not applicable at this time.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable at this time.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable at this time.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS
The schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Semi-Annual Report to Shareholders filed under Item 1 of this form.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
There has been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.
ITEM 11. CONTROLS AND PROCEDURES.
     (a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.
     (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s most recent fiscal year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

12(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto as EX-99.CERT.

12(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as EX-99.906.CERT.

SIGNATURES
          Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
QUAKER INVESTMENT TRUST

/s/ Jeffry H. King, Sr.
By: Jeffry H. King, Sr.
Title: Chief Executive Officer
Date: February 21, 2006
          Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Jeffry H. King, Sr.
By: Jeffry H. King, Sr.
Title: Chief Executive Officer and Treasurer
Date: February 21, 2006